UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-03981

Exact name of registrant as specified in charter:	Prudential World Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2014

Date of reporting period:	4/30/2014

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL INTERNATIONAL EQUITY FUND

SEMIANNUAL REPORT • APRIL 30, 2014

Fund Type

International Stock

Objective

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2014, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company. Quantitative Management Associates, LLC (QMA) is a wholly owned subsidiary of Prudential Investment Management, Inc. (PIM). QMA and PIM are registered investment advisers and Prudential Financial companies. © 2014 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

June 16, 2014

Dear Shareholder:

We hope you find the semiannual report for the Prudential International Equity Fund informative and useful. The report covers performance for the six-month period that ended April 30, 2014.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential International Equity Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential International Equity Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 4/30/14
	Six Months	One Year	Five Years	Ten Years
Class A	4.47%	11.75%	88.07%	75.34%
Class B	4.11	11.02	81.81	62.95
Class C	4.11	11.02	81.82	62.97
Class Z	4.60	12.14	90.16	79.39
MSCI All Country World Ex-U.S. ND Index	2.91	9.76	83.42	108.21
MSCI EAFE ND Index*	4.44	13.35	89.01	95.36
Lipper International Multi-Cap Core Funds Average	3.57	12.04	89.98	92.42

Average Annual Total Returns (With Sales Charges) as of 3/31/14
		One Year	Five Years	Ten Years
Class A		9.74%	14.55%	4.76%
Class B		10.53	14.96	4.60
Class C		14.53	15.08	4.60
Class Z		16.51	16.15	5.62
MSCI All Country World Ex-U.S. ND Index		12.36	15.52	7.12
MSCI EAFE ND Index*		17.54	16.02	6.53
Lipper International Multi-Cap Core Funds Average		15.70	15.84	6.27

*The Fund no longer utilizes the MSCI EAFE ND Index, and instead utilizes the MSCI ACWI Ex-U.S. Index for performance comparisons, because the Fund’s investment Manager believes that the MSCI ACWI Ex-U.S. Index provides a more appropriate basis for Fund performance comparisons, due to the fact that the Fund’s investment policies recently changed to permit increased exposure to emerging markets securities, and the MSCI ACWI Ex-U.S. Index includes emerging markets securities while the MSCI EAFE ND Index does not include emerging markets securities.

2	Visit our website at www.prudentialfunds.com

Source: Prudential Investments LLC and Lipper Inc.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B	Class C	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% on sales of $1 million or more made within 12 months of purchase	5%(Yr.1) 4%(Yr.2) 3%(Yr.3) 2%(Yr.4) 1%(Yr.5) 1%(Yr.6) 0%(Yr.7)	1% on sales made within 12 months of purchase	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30%	1%	1%	None

Benchmark Definitions

MSCI All Country World Ex-U.S. ND Index

The MSCI All Country World Ex-U.S. ND Index is an unmanaged and a free-float-adjusted market-capitalization- weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S.

Morgan Stanley Capital International Europe, Australasia, and Far East Net Dividend Index

The Morgan Stanley Capital International Europe, Australasia, and Far East Net Dividend (MSCI EAFE ND) Index is an unmanaged, weighted index of performance that reflects stock price movements of developed-country markets in Europe, Australasia, and the Far East. The ND version of the MSCI EAFE Index reflects the impact of the maximum withholding taxes on reinvested dividends.

Lipper International Multi-Cap Core Funds Average

The Lipper International Multi-Cap Core Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper International Multi-Cap Core Funds category: funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential International Equity Fund	3

Your Fund’s Performance (continued)

Five Largest Holdings in Long-Term Portfolio expressed as a percentage of net assets as of 4/30/14
Novartis AG, Pharmaceuticals	1.8%
Total SA, Oil, Gas & Consumable Fuels	1.5
BP PLC, Oil, Gas & Consumable Fuels	1.5
Roche Holding AG, Pharmaceuticals	1.4
Commonwealth Bank of Australia, Banks	1.3

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries in Long-Term Portfolio expressed as a percentage of net assets as of 4/30/14
Banks	15.9%
Oil, Gas & Consumable Fuels	9.5
Pharmaceuticals	6.8
Insurance	5.8
Metals & Mining	5.1

Industry weightings reflect only long-term investments and are subject to change.

4	Visit our website at www.prudentialfunds.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2013, at the beginning of the period, and held through the six-month period ended April 30, 2014. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider

Prudential International Equity Fund	5

Fees and Expenses (continued)

the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential International Equity Fund		Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,044.70	1.58%	$8.01
	Hypothetical	$1,000.00	$1,016.96	1.58%	$7.90

Class B	Actual	$1,000.00	$1,041.10	2.28%	$11.54
	Hypothetical	$1,000.00	$1,013.49	2.28%	$11.38

Class C	Actual	$1,000.00	$1,041.10	2.28%	$11.54
	Hypothetical	$1,000.00	$1,013.49	2.28%	$11.38

Class Z	Actual	$1,000.00	$1,046.00	1.28%	$6.49
	Hypothetical	$1,000.00	$1,018.45	1.28%	$6.41

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2014, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2014 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annualized expense ratios for the period ended April 30, 2014, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.58%	1.58%
B	2.28	2.28
C	2.28	2.28
Z	1.28	1.28

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential International Equity Fund	7

Portfolio of Investments

as of April 30, 2014 (Unaudited)

Shares	Description	Value (Note 1)
LONG-TERM INVESTMENTS 99.5%

COMMON STOCKS 97.5%

Australia 6.0%
106,220	Australia & New Zealand Banking Group Ltd.	$3,415,786
51,931	BHP Billiton Ltd.	1,828,828
54,995	Commonwealth Bank of Australia	4,045,469
3,736	CSL Ltd.	238,171
84,051	Dexus Property Group	88,919
27,120	Federation Centres Ltd.	62,953
415,036	Fortescue Metals Group Ltd.	1,963,087
323,843	Insurance Australia Group Ltd.	1,730,858
3,868	Leighton Holdings Ltd.(a)	68,781
897,270	Mount Gibson Iron Ltd.	612,768
2,367	Ramsay Health Care Ltd.	98,902
1,950	REA Group Ltd.	85,044
114,563	Westpac Banking Corp.	3,752,443
5,581	Woodside Petroleum Ltd.	212,139
7,641	Woolworths Ltd.	265,539

		18,469,687

Austria 0.5%
30,021	OMV AG	1,403,613
1,873	Voestalpine AG	85,557

		1,489,170

Brazil 1.2%
190,500	AMBEV SA	1,388,328
51,100	Banco do Brasil SA	538,329
6,300	Cia de Saneamento Basico do Estado de Sao Paulo	59,758
62,500	Light SA	496,132
169,700	Petroleo Brasileiro SA	1,184,228
6,370	WEG SA	76,563

		3,743,338

Canada 7.2%
6,900	Alimentation Couche Tard, Inc. (Class B Stock)	194,463
19,300	Bank of Nova Scotia	1,172,739
2,400	Boardwalk Real Estate Investment Trust	135,279
23,700	Canadian Imperial Bank of Commerce	2,113,009
41,700	Canadian Natural Resources Ltd.	1,699,121
12,800	Canadian Tire Corp. Ltd. (Class A Stock)	1,257,169

See Notes to Financial Statements.

Prudential International Equity Fund	9

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Canada (cont’d.)
30,600	Genworth MI Canada, Inc.(a)	$1,073,464
4,800	Imperial Oil Ltd.	234,383
53,000	Jean Coutu Group PJC, Inc. (The) (Class A Stock)	1,068,172
2,732	Loblaw Cos. Ltd.	118,772
24,400	Magna International, Inc.	2,390,468
1,700	Methanex Corp.	105,299
5,400	National Bank of Canada	224,119
2,400	Peyto Exploration & Development Corp.	88,485
46,300	Royal Bank of Canada	3,090,046
11,700	Saputo, Inc.	625,644
6,300	Shaw Communications, Inc. (Class B Stock)	152,607
73,800	Suncor Energy, Inc.	2,846,826
54,800	Toronto-Dominion Bank (The)	2,636,380
1,600	Vermilion Energy, Inc.	106,462
318,600	Western Forest Products, Inc.	636,590

		21,969,497

Chile 0.1%
6,513	Banco de Credito e Inversiones	360,131

China 4.3%
359,000	Agricultural Bank of China Ltd. (Class H Stock)	151,060
66,500	Anhui Conch Cement Co. Ltd. (Class H Stock)	248,294
117,200	Anhui Gujing Distillery Co. Ltd. (Class B Stock)	248,838
4,862,000	Bank of China Ltd. (Class H Stock)	2,142,190
681,000	Bank of Communications Co. Ltd. (Class H Stock)	424,186
858,000	Beijing Capital Land Ltd. (Class H Stock)	288,842
60,500	BOC Hong Kong Holdings Ltd.	177,517
2,648,000	China CITIC Bank Corp. Ltd. (Class H Stock)	1,581,809
1,190,000	China Construction Bank Corp. (Class H Stock)	823,925
5,060,000	China Lumena New Materials Corp.	818,881
425,000	China Merchants Bank Co. Ltd. (Class H Stock)	761,507
2,492,000	China Power International Development Ltd.	897,275
132,000	China Railway Group Ltd. (Class H Stock)	59,121
28,000	China Resources Power Holdings Co. Ltd.	70,374
1,254,000	China Unicom Hong Kong Ltd.	1,922,427
257,000	CNOOC Ltd. (Class H Stock)	424,782
58,000	Huaneng Power International, Inc. (Class H Stock)	56,775
2,136,000	Industrial & Commercial Bank of China Ltd. (Class H Stock)	1,276,299
2,038,000	Kaisa Group Holdings Ltd.	648,390

See Notes to Financial Statements.

10

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

China (cont’d.)
616,000	Shenzhen Expressway Co. Ltd. (Class H Stock)	$281,067

		13,303,559

Czech Republic 0.5%
53,531	CEZ A/S	1,610,998

Denmark 1.8%
50	A.P. Moeller - Maersk A/S (Class A Stock)	113,594
761	A.P. Moeller - Maersk A/S (Class B Stock)	1,816,704
20,321	Coloplast A/S (Class B Stock)	1,706,822
32,589	Novo Nordisk A/S (Class B Stock)	1,479,085
6,146	Schouw & Co.	343,070

		5,459,275

Egypt 0.4%
1,073,303	Centamin PLC*	1,173,370

Finland 0.9%
14,664	Kesko OYJ (Class B Stock)	600,236
41,047	Sampo OYJ (Class A Stock)	2,040,017

		2,640,253

France 6.5%
2,618	Accor SA	128,176
3,908	Alten SA	199,666
4,171	Boiron SA	351,711
3,179	Cap Gemini SA	224,608
33,761	Carrefour SA	1,316,038
11,400	Casino Guichard Perrachon SA*	1,452,623
16,449	Credit Agricole SA*	259,539
38,030	Electricite de France SA	1,460,385
23,770	GDF Suez	599,085
3,190	Groupe Fnac*	152,684
25,759	JCDecaux SA	1,057,408
14,849	Natixis	105,408
15,410	Nexity SA	691,254
9,013	Rallye SA	458,430
4,639	Sanofi	500,639
11,711	Societe Generale SA	729,328
4,741	Sopra Group SA(a)	545,779

See Notes to Financial Statements.

Prudential International Equity Fund	11

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

France (cont’d.)
63,644	Technicolor SA*	$475,845
1,511	Thales SA	96,213
66,335	Total SA	4,745,877
16,590	Valeo SA	2,278,289
28,267	Vinci SA	2,134,336

		19,963,321

Germany 7.6%
7,028	Allianz SE	1,223,080
29,034	BASF SE*	3,368,106
10,328	Bayer AG	1,436,021
5,473	Bayerische Motoren Werke AG	687,982
38,462	Daimler AG	3,580,774
60,355	Deutsche Lufthansa AG	1,515,682
55,386	Deutsche Post AG	2,089,876
12,043	Duerr AG*	952,910
2,031	Fresenius SE & Co. KGaA	309,022
20,761	Hannover Rueck SE	1,934,548
14,872	Henkel AG & Co. KGaA	1,529,112
50,035	K+S AG(a)	1,753,230
1,158	Merck KGaA*	195,752
9,851	Muenchener Rueckversicherungs AG*	2,277,144
693	RTL Group SA	77,166
1,996	Siemens AG	263,313

		23,193,718

Greece 0.4%
81,166	Hellenic Telecommunications Organization SA*	1,296,685

Hong Kong 2.8%
101,400	Bank of East Asia Ltd.	418,871
23,000	Cheung Kong Holdings Ltd.	392,779
11,000	Cheung Kong Infrastructure Holdings Ltd.	71,886
84,000	China Resources Cement Holdings Ltd.	58,478
203,000	Galaxy Entertainment Group Ltd.*	1,602,518
11,500	Hang Seng Bank Ltd.	187,749
1,294,000	Huabao International Holdings Ltd.	612,913
135,000	Hutchison Whampoa Ltd.	1,852,133
15,000	Hysan Development Co. Ltd.	64,333
389,000	Link REIT (The)	1,936,728

See Notes to Financial Statements.

12

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Hong Kong (cont’d.)
36,000	NWS Holdings Ltd.	$61,739
38,400	Sands China Ltd.	281,924
479,500	Shimao Property Holdings Ltd.	950,806
33,000	SJM Holdings Ltd.	91,804
164,000	TCC International Holdings Ltd.	80,433

		8,665,094

India 1.0%
56,500	Tata Motors Ltd., ADR(a)	2,114,230
86,000	Wipro Ltd., ADR(a)	1,028,560

		3,142,790

Indonesia 0.2%
153,000	PT Bank Mandiri (Persero) Tbk	130,726
138,000	PT Bank Negara Indonesia (Persero) Tbk	57,676
186,100	PT Bank Rakyat Indonesia (Persero) Tbk	159,815
104,000	PT Indofood Sukses Makmur Tbk	63,620
32,500	PT United Tractors Tbk	61,104

		472,941

Ireland 0.5%
242,291	Greencore Group PLC	1,070,135
9,860	Shire PLC	563,910

		1,634,045

Israel 1.2%
19,521	Cellcom Israel Ltd.	247,490
3,139	Delek Group Ltd.	1,272,207
45,052	Teva Pharmaceutical Industries Ltd.	2,208,448

		3,728,145

Italy 1.5%
33,128	Azimut Holding SpA	1,034,181
41,062	Eni SpA	1,063,477
13,913	Fiat SpA*	167,968
33,349	Snam SpA	200,592
511,844	Telecom Italia SpA	508,759
409,449	UnipolSai SpA*	1,506,591

		4,481,568

See Notes to Financial Statements.

Prudential International Equity Fund	13

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Japan 14.3%
2,200	Aoyama Trading Co. Ltd.	$54,593
21,000	Asahi Kasei Corp.	142,775
52,000	Bridgestone Corp.	1,861,886
7,000	Daicel Corp.	58,624
28,700	Daikin Industries Ltd.	1,660,127
32,000	Daiwa Securities Group, Inc.	239,950
3,100	Dentsu, Inc.	127,139
3,100	FANUC Corp.	559,351
14,000	Fuji Electric Co. Ltd.	63,536
82,000	Fuji Heavy Industries Ltd.	2,156,164
29,900	FUJIFILM Holdings Corp.	772,379
278,000	Fujitsu Ltd.	1,634,704
4,200	Hino Motors Ltd.	55,331
500	Hirose Electric Co. Ltd.	70,577
81,000	Hitachi Ltd.	577,444
4,000	Japan Exchange Group, Inc.	79,144
46,300	Japan Tobacco, Inc.	1,521,815
3,000	JGC Corp.	97,144
36,700	KDDI Corp.	1,957,273
700	Keyence Corp.	270,033
4,500	LIXIL Group Corp.	119,250
46,000	Marubeni Corp.	307,391
109,400	Medipal Holdings Corp.	1,538,761
111,000	Mitsubishi Corp.	1,987,712
31,000	Mitsubishi Electric Corp.	352,992
540,100	Mitsubishi UFJ Financial Group, Inc.	2,873,061
129,500	Mitsui & Co. Ltd.	1,836,618
1,190,300	Mizuho Financial Group, Inc.	2,331,331
3,300	Murata Manufacturing Co. Ltd.	275,101
2,800	Namco Bandai Holdings, Inc.	60,494
10,800	Nidec Corp.	610,583
88,000	Nippon Flour Mills Co. Ltd.	490,985
4,000	Nippon Paint Co. Ltd.	61,885
216,000	Nippon Steel & Sumitomo Metal Corp.	566,706
44,000	Nippon Telegraph & Telephone Corp.	2,441,682
27,000	Nippon Yusen K.K.	73,184
2,700	Nitto Denko Corp.	116,900
14,800	NKSJ Holdings, Inc.	369,243
8,000	NSK Ltd.	84,102
14,000	Oji Holdings Corp.	58,821

See Notes to Financial Statements.

14

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Japan (cont’d.)
3,600	Omron Corp.	$127,492
65,900	Otsuka Holdings Co. Ltd.	1,898,434
180,600	Panasonic Corp.	1,968,552
32,800	Resona Holdings, Inc.	167,707
1,600	Rohm Co. Ltd.	76,515
56,300	Seiko Epson Corp.	1,536,428
142,000	Sekisui Chemical Co. Ltd.	1,439,057
5,000	Shionogi & Co. Ltd.	87,642
9,700	Showa Shell Sekiyu K.K.	98,401
18,500	Sumitomo Corp.	240,139
9,000	Sumitomo Metal Mining Co. Ltd.	135,941
63,100	Sumitomo Mitsui Financial Group, Inc.	2,494,363
5,900	Suzuki Motor Corp.	152,220
6,100	Takata Corp.	143,728
130,000	TOTO Ltd.	1,838,897
18,134	Toyota Motor Corp.	979,747

		43,902,054

Luxembourg
1,180	Millicom International Cellular SA, SDR	116,956

Macau 0.3%
15,600	MGM China Holdings Ltd.	54,509
218,800	Wynn Macau Ltd.	865,917

		920,426

Malaysia 0.2%
84,100	Kossan Rubber Industries	105,615
72,200	Malayan Banking Bhd	219,163
27,500	MISC Bhd*	54,943
329,400	Sunway Bhd	313,437

		693,158

Mexico 0.3%
975,100	America Movil SAB de CV (Class L Stock)	983,094

Netherlands 2.0%
141,218	Aegon NV	1,294,461
15,244	Koninklijke Ahold NV	294,695
39,954	Royal Dutch Shell PLC (Class A Stock)	1,579,542

See Notes to Financial Statements.

Prudential International Equity Fund	15

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Netherlands (cont’d.)
43,225	Royal Dutch Shell PLC (Class B Stock)	$1,835,367
29,178	Unilever NV, CVA	1,251,184

		6,255,249

New Zealand 0.6%
424,002	Air New Zealand Ltd.	768,319
301,428	Auckland International Airport Ltd.	1,032,367

		1,800,686

Norway 1.4%
18,428	Austevoll Seafood ASA	119,370
113,082	DNB ASA	2,004,439
3,313	Gjensidige Forsikring ASA	61,085
8,953	Leroy Seafood Group ASA	317,098
87,190	Marine Harvest ASA	1,069,386
18,541	Statoil ASA	565,230
2,979	Yara International ASA	140,822

		4,277,430

Philippines 0.2%
91,300	Alliance Global Group, Inc.	63,943
501,700	First Gen Corp.	213,880
281,100	Manila Water Co., Inc.	168,262

		446,085

Poland 0.3%
2,348	Bank Pekao SA	150,696
2,269	KGHM Polska Miedz SA	82,156
4,865	Powszechny Zaklad Ubezpieczen SA	690,105

		922,957

Portugal 0.8%
474,875	EDP-Energias de Portugal SA	2,306,779

Russia 1.0%
97,208	Gazprom OAO, ADR	701,064
32,896	Lukoil OAO, ADR	1,738,554
4,186	Magnit OJSC, GDR, RegS	196,951
1,634	NOVATEK OAO, GDR, RegS	168,792

See Notes to Financial Statements.

16

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Russia (cont’d.)
46,643	Sberbank of Russia, ADR*	$390,962

		3,196,323

Singapore 0.7%
57,000	CapitaCommercial Trust	72,945
255,000	Mapletree Industrial Trust	293,434
7,000	United Overseas Bank Ltd.	121,836
639,000	Wilmar International Ltd.	1,736,684

		2,224,899

South Africa 2.6%
4,002	Assore Ltd.	154,899
82,208	AVI Ltd.	453,599
271,265	Capital Property Fund	273,503
430,012	FirstRand Ltd.	1,582,182
23,145	Kumba Iron Ore Ltd., ADR	824,304
5,338	Liberty Holdings Ltd.	64,030
50,357	Resilient Property Income Fund Ltd.	275,848
43,181	Sasol Ltd.	2,420,050
416,169	Sibanye Gold Ltd.	1,074,978
225,072	Telkom SA SOC Ltd.*	805,334

		7,928,727

South Korea 2.3%
16,163	Chongkundang Holdings Corp.	780,443
20,930	Cosmax BTI, Inc.	856,718
877	Coway Co. Ltd.	69,320
4,126	Dongsuh Co., Inc.	63,253
1,109	Hanil Cement Co. Ltd.	128,055
20,137	Hyundai Hysco Co. Ltd.	1,071,939
1,181	Hyundai Steel Co.	77,384
1,955	KT&G Corp.	156,657
11,400	LF Corp.	296,395
2,223	LG Electronics, Inc.	148,065
212	POSCO	62,631
749	Samsung Electronics Co. Ltd.	976,667
2,680	SeAH Steel Corp.	319,364
50,050	SK Hynix, Inc.*	1,951,624
308	SK Telecom Co. Ltd.	63,773

		7,022,288

See Notes to Financial Statements.

Prudential International Equity Fund	17

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Spain 1.6%
6,244	Abertis Infraestructuras SA	$140,549
43,527	ACS Actividades de Construccion y Servicios SA	1,868,367
22,755	Amadeus IT Holding SA (Class A Stock)	946,391
20,005	Banco Santander SA	198,963
1,939	Red Electrica Corp. SA	159,611
88,689	Telefonica SA	1,488,387

		4,802,268

Sweden 1.9%
5,075	Alfa Laval AB	135,215
6,412	Atlas Copco AB (Class B Stock)	174,889
8,715	Axfood AB	463,347
61,231	Investor AB (Class B Stock)*	2,371,834
171,861	Skandinaviska Enskilda Banken AB (Class A Stock)	2,373,903
14,919	Swedbank AB (Class A Stock)	399,261

		5,918,449

Switzerland 5.5%
1,834	Actelion Ltd.*	180,564
657	Autoneum Holding AG	139,383
996	Bucher Industries AG	324,423
186	EMS-Chemie Holding AG	72,577
5,321	Geberit AG	1,777,162
33,008	Nestle SA	2,551,000
61,916	Novartis AG	5,382,517
14,373	Roche Holding AG	4,216,266
24,119	Swiss Re AG	2,108,991
384	Swisscom AG	233,618

		16,986,501

Taiwan 3.5%
108,000	Advanced Semiconductor Engineering, Inc.	125,762
76,500	Asia Cement China Holdings Corp.	55,619
12,000	Asustek Computer, Inc.	124,068
272,000	Catcher Technology Co. Ltd.	2,296,651
43,184	Cathay Financial Holding Co. Ltd.	61,062
1,196,000	Chimei Materials Technology Corp.	1,392,960
110,210	CTBC Financial Holding Co. Ltd.	65,572
635,000	Everlight Electronics Co. Ltd.	1,488,047
48,000	Fubon Financial Holding Co. Ltd.	62,125

See Notes to Financial Statements.

18

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Taiwan (cont’d.)
140,000	Grape King Bio Ltd.	$627,762
94,000	Hey Song Corp.	98,742
812,000	Hon Hai Precision Industry Co. Ltd.	2,332,033
611,000	King Yuan Electronics Co. Ltd.	466,584
2,000	Largan Precision Co. Ltd.	125,218
49,000	MediaTek, Inc.	767,830
79,891	Mega Financial Holding Co. Ltd.	61,163
31,000	Merry Electronics Co. Ltd.	168,553
179,000	Namchow Chemical Industrial Co. Ltd.	345,157

		10,664,908

Thailand 0.9%
10,100	Airports of Thailand PCL	60,997
2,366,800	GFPT PCL	1,031,269
25,600	PTT Exploration & Production PCL	126,356
703,800	PTT Global Chemical PCL	1,343,005
368,400	Thai Vegetable Oil PCL	272,088

		2,833,715

Turkey
14,929	Enka Insaat ve Sanayi A/S	45,381
10,705	KOC Holding A/S	47,971
3,540	Koza Altin Isletmeleri A/S	35,498

		128,850

United Kingdom 12.4%
66,770	Ashtead Group PLC	989,272
99,765	BHP Billiton PLC	3,238,792
559,688	BP PLC	4,725,486
20,344	British American Tobacco PLC	1,174,758
436,747	BT Group PLC	2,726,443
590,698	Cable & Wireless Communications PLC	527,505
93,959	Capita PLC	1,722,959
35,768	Diageo PLC	1,095,919
74,087	easyJet PLC	2,049,951
397,144	Ferrexpo PLC	979,581
51,641	GlaxoSmithKline PLC	1,426,862
20,996	Hammerson PLC, REIT	202,633
300,617	Home Retail Group PLC	1,038,720
307,386	HSBC Holdings PLC	3,140,737

See Notes to Financial Statements.

Prudential International Equity Fund	19

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

United Kingdom (cont’d.)
17,020	International Consolidated Airlines Group SA*	$116,468
683,609	ITV PLC	2,102,840
322,768	J. Sainsbury PLC	1,830,990
99,216	Legal & General Group PLC	355,166
60,597	National Grid PLC	861,277
2,581	Next PLC	284,739
109,331	Prudential PLC	2,513,411
10,487	Reckitt Benckiser Group PLC	846,569
20,940	Rio Tinto PLC	1,138,454
26,515	Schroders PLC	1,146,661
8,247	TUI Travel PLC	59,652
20,954	Unilever PLC	937,332
230,088	Vodafone Group PLC	873,550

		38,106,727

United States 0.1%
3,700	Catamaran Corp.*	140,566
5,771	Transocean Ltd.	246,531

		387,097

	TOTAL COMMON STOCKS (cost $252,009,601)	299,623,211

EXCHANGE TRADED FUNDS 0.9%

United States
32,500	iShares MSCI EAFE Index Fund(a)	2,220,400
15,100	iShares MSCI Emerging Markets Index Fund	624,083

	TOTAL EXCHANGE TRADED FUNDS (cost $2,378,451)	2,844,483

PREFERRED STOCKS 1.1%

Brazil 1.0%
18,100	Banco ABC Brasil SA (PRFC)	105,934
33,600	Banco Bradesco SA (PRFC)	498,782
30,600	Braskem SA (PRFC)	208,460
145,500	Cia Paranaense de Energia (PRFC)	2,082,906
28,000	Petroleo Brasileiro SA (PRFC)	206,570

		3,102,652

See Notes to Financial Statements.

20

Shares	Description	Value (Note 1)
PREFERRED STOCKS (Continued)

Germany
967	Bayerische Motoren Werke AG (PRFC)	$95,322

South Korea 0.1%
131	Samsung Electronics Co. Ltd. (PRFC)	131,731

	TOTAL PREFERRED STOCKS (cost $2,905,846)	3,329,705

Units
RIGHTS*

Brazil
266	AMBEV SA, expiring 05/29/14	30

South Africa
3,301	Resilient Property Income Fund Ltd., expiring 05/29/14	1,522

	TOTAL RIGHTS (cost $0)	1,552

	TOTAL LONG-TERM INVESTMENTS (cost $257,293,898)	305,798,951

SHORT-TERM INVESTMENT 2.7%

AFFILIATED MONEY MARKET MUTUAL FUND
8,351,091	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $8,351,091; includes $6,934,657 of cash collateral for securities on loan) (Note 3)(b)(c)	8,351,091

	TOTAL INVESTMENTS 102.2% (cost $265,644,989; Note 5)	314,150,042
	Liabilities in excess of other assets (2.2)%	(6,794,787)

	NET ASSETS 100.0%	$307,355,255

See Notes to Financial Statements.

Prudential International Equity Fund	21

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

The following abbreviations are used in the portfolio descriptions:

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

ADR—American Depositary Receipt

CVA—Certificate Van Aandelen (Bearer)

EAFE—Europe, Australasia and Far East

GDR—Global Depositary Receipt

MSCI—Morgan Stanley Capital International

PRFC—Preference Shares

REIT—Real Estate Investment Trust

SDR—Swedish Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $6,801,516; cash collateral of $6,934,657 (included with liabilities) was received with which the Series purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

22

The following is a summary of the inputs used as of April 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$18,469,687	$—
Austria	—	1,489,170	—
Brazil	3,743,338	—	—
Canada	21,969,497	—	—
Chile	360,131	—	—
China	288,842	12,195,836	818,881
Czech Republic	—	1,610,998	—
Denmark	—	5,459,275	—
Egypt	1,173,370	—	—
Finland	—	2,640,253	—
France	504,395	19,458,926	—
Germany	—	23,193,718	—
Greece	—	1,296,685	—
Hong Kong	—	8,665,094	—
India	3,142,790	—	—
Indonesia	—	472,941	—
Ireland	—	1,634,045	—
Israel	—	3,728,145	—
Italy	—	4,481,568	—
Japan	—	43,902,054	—
Luxembourg	—	116,956	—
Macau	—	920,426	—
Malaysia	—	693,158	—
Mexico	983,094	—	—
Netherlands	—	6,255,249	—
New Zealand	—	1,800,686	—
Norway	61,085	4,216,345	—
Philippines	—	446,085	—
Poland	—	922,957	—
Portugal	—	2,306,779	—
Russia	3,196,323	—	—
Singapore	—	2,224,899	—
South Africa	—	7,928,727	—
South Korea	156,657	6,865,631	—
Spain	—	4,802,268	—
Sweden	463,347	5,455,102	—
Switzerland	—	16,986,501	—

See Notes to Financial Statements.

Prudential International Equity Fund	23

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

	Level 1	Level 2	Level 3
Common Stocks (continued)
Taiwan	$—	$10,664,908	$—
Thailand	1,343,005	1,490,710	—
Turkey	—	128,850	—
United Kingdom	—	38,106,727	—
United States	140,566	246,531	—
Exchange Traded Funds
United States	2,844,483	—	—
Preferred Stocks
Brazil	3,102,652	—	—
Germany	—	95,322	—
South Korea	—	131,731	—
Rights
Brazil	30	—	—
South Africa	1,522	—	—
Affiliated Money Market Mutual Fund	8,351,091	—	—

Total	$51,826,218	$261,504,943	$818,881

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2014 was as follows:

Banks	15.9%
Oil, Gas & Consumable Fuels	9.5
Pharmaceuticals	6.8
Insurance	5.8
Metals & Mining	5.1
Food Products	4.0
Diversified Telecommunication Services	4.0
Automobiles	3.3
Chemicals	2.8
Electric Utilities	2.8
Affiliated Money Market Mutual Fund (including 2.3% of collateral for securities on loan)	2.7
Food & Staples Retailing	2.7
Auto Components	2.2
Electronic Equipment, Instruments & Components	2.2
Semiconductors & Semiconductor Equipment	2.0
Trading Companies & Distributors	1.8
Building Products	1.7
IT Services	1.5
Airlines	1.5
Household Durables	1.4
Media	1.4
Wireless Telecommunication Services	1.3%
Construction & Engineering	1.3
Diversified Financial Services	1.3
Technology Hardware, Storage & Peripherals	1.3
Real Estate Investment Trusts (REITs)	1.1
Tobacco	1.0
Hotels, Restaurants & Leisure	0.9
Exchange Traded Funds	0.9
Beverages	0.8
Real Estate Management & Development	0.8
Capital Markets	0.8
Household Products	0.8
Industrial Conglomerates	0.7
Air Freight & Logistics	0.7
Machinery	0.7
Health Care Providers & Services	0.6
Marine	0.6
Health Care Equipment & Supplies	0.6
Professional Services	0.6
Multiline Retail	0.5
Personal Products	0.5
Multi-Utilities	0.5
Transportation Infrastructure	0.4

See Notes to Financial Statements.

24

Independent Power & Renewable Electricity Producers	0.4%
Thrifts & Mortgage Finance	0.4
Internet & Catalog Retail	0.3
Electrical Equipment	0.3
Biotechnology	0.2
Paper & Forest Products	0.2
Construction Materials	0.1
Textiles, Apparel & Luxury Goods	0.1
Energy Equipment & Services	0.1%
Water Utilities	0.1
Specialty Retail	0.1
Gas Utilities	0.1

102.2
Liabilities in excess of other assets	(2.2)

100.0%

The Series invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Series’ financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$1,552	—	$—

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Rights*	Total
Equity contracts	$38,288	$454	$38,742

*	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Rights**	Total
Equity contracts	$(40,773)	$762	$(40,011)

**	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2014, the average value at trade date for futures long positions was $864,612.

See Notes to Financial Statements.

Prudential International Equity Fund	25

Statement of Assets & Liabilities

as of April 30, 2014 (Unaudited)

Assets
Investments at value, including securities on loan of $6,801,516:
Unaffiliated Investments (cost $257,293,898)	$305,798,951
Affiliated Investments (cost $8,351,091)	8,351,091
Cash	392,588
Foreign currency, at value (cost $612,937)	615,012
Dividends receivable	1,217,737
Receivable for investments sold	1,214,032
Tax reclaim receivable	840,057
Receivable for Series shares sold	95,751
Prepaid expenses	1,159

Total assets	318,526,378

Liabilities
Payable to broker for collateral for securities on loan (Note 3)	6,934,657
Payable for investments purchased	3,020,375
Payable for Series shares reacquired	586,616
Accrued expenses	272,165
Management fee payable	213,502
Distribution fee payable	78,341
Affiliated transfer agent fee payable	65,467

Total liabilities	11,171,123

Net Assets	$307,355,255

Net assets were comprised of:
Common stock, at par	$408,051
Paid-in capital in excess of par	456,338,497

456,746,548
Undistributed net investment income	1,475,327
Accumulated net realized loss on investment and foreign currency transactions	(199,400,508)
Net unrealized appreciation on investments and foreign currencies	48,533,888

Net assets, April 30, 2014	$307,355,255

See Notes to Financial Statements.

26

Class A
Net asset value and redemption price per share
($234,298,479 ÷ 31,034,565 shares of common stock issued and outstanding)	$7.55
Maximum sales charge (5.50% of offering price)	0.44

Maximum offering price to public	$7.99

Class B
Net asset value, offering price and redemption price per share
($6,029,642 ÷ 830,623 shares of common stock issued and outstanding)	$7.26

Class C
Net asset value, offering price and redemption price per share
($19,521,894 ÷ 2,690,269 shares of common stock issued and outstanding)	$7.26

Class Z
Net asset value, offering price and redemption price per share
($47,505,240 ÷ 6,249,630 shares of common stock issued and outstanding)	$7.60

See Notes to Financial Statements.

Prudential International Equity Fund	27

Statement of Operations

Six Months Ended April 30, 2014 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $431,502)	$5,568,426
Affiliated income from securities loaned, net	6,766
Interest income	3,778
Affiliated dividend income	729

Total income	5,579,699

Expenses
Management fee	1,327,048
Distribution fee—Class A	344,068
Distribution fee—Class B	30,131
Distribution fee—Class C	96,042
Distribution fee—Class F	201
Distribution fee—Class X	462
Transfer agent’s fees and expenses (including affiliated expense of $61,400)	397,000
Custodian’s fees and expenses	136,000
Shareholders’ reports	41,000
Registration fees	37,000
Audit fee	17,000
Legal fees and expenses	11,000
Directors’ fees	9,000
Loan interest expense	3,300
Insurance expenses	2,000
Miscellaneous	35,561

Total expenses	2,486,813

Net investment income	3,092,886

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	26,614,792
Futures transactions	38,288
Foreign currency transactions	(13,900)

26,639,180

Net change in unrealized appreciation (depreciation) on:
Investments	(16,781,753)
Futures	(40,773)
Foreign currencies	(26,352)

(16,848,878)

Net gain on investment and foreign currency transactions	9,790,302

Net Increase In Net Assets Resulting From Operations	$12,883,188

See Notes to Financial Statements.

28

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2014	Year Ended October 31, 2013
Increase (Decrease) In Net Assets
Operations
Net investment income	$3,092,886	$5,659,124
Net realized gain on investment and foreign currency transactions	26,639,180	32,547,864
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(16,848,878)	30,209,826

Net increase in net assets resulting from operations	12,883,188	68,416,814

Dividends from net investment income (Note 1)
Class A	(4,392,794)	(4,559,841)
Class B	(82,095)	(87,134)
Class C	(258,429)	(283,431)
Class F	(2,101)	(10,934)
Class X	(2,191)	(9,832)
Class Z	(1,570,284)	(1,229,773)

	(6,307,894)	(6,180,945)

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	9,972,968	24,830,694
Net asset value of shares issued in reinvestment of dividends	6,176,619	6,043,937
Cost of shares reacquired	(47,679,753)	(45,385,832)

Net decrease in net assets from Series share transactions	(31,530,166)	(14,511,201)

Total increase (decrease)	(24,954,872)	47,724,668

Net Assets:
Beginning of period	332,310,127	284,585,459

End of period(a)	$307,355,255	$332,310,127

(a) Includes undistributed net investment income of:	$1,475,327	$4,690,335

See Notes to Financial Statements.

Prudential International Equity Fund	29

Notes to Financial Statements

(Unaudited)

Prudential World Fund, Inc. (the “Fund”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”) and currently consists of six series: Prudential International Equity Fund (the “Series”), Prudential Jennison Global Infrastructure Fund, Prudential International Value Fund, Prudential Jennison Global Opportunities Fund, Prudential Jennison International Opportunities Fund and Prudential Emerging Markets Debt Local Currency Fund. These financial statements relate to the Prudential International Equity Fund. The financial statements of the other series are not presented herein. The investment objective of the Series is to seek long-term growth of capital.

Note 1. Accounting Policies

The following accounting policies conform to U.S. generally accepted accounting principles. The Fund and the Series consistently follow such policies in the preparation of their financial statements.

Security Valuation: The Series holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of

30

trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Prudential International Equity Fund	31

Notes to Financial Statements

(Unaudited) continued

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

32

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from sales and maturities of short-term securities and forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures transactions.

The Series invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Series intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates. Should interest rates move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Series since the exchanges’ clearing house acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: The Series is subject to various Master Agreements, or netting arrangements, with select counterparties. A master netting arrangement between the Series and the counterparty permits the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that

Prudential International Equity Fund	33

Notes to Financial Statements

(Unaudited) continued

each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

Securities Lending: The Series may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the Series securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities in the open market using the collateral. The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Series also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Warrants and Rights: The Series may hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. The Series holds such warrants and rights as long positions until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

34

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Series expects to pay dividends from net investment income and distributions from net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, the Series is treated as a separate taxpaying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement for the Series with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA furnishes investment advisory services in connection with the management of the Series. In connection therewith, QMA is obligated to keep certain books and records of the Series. PI pays for the services of QMA, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .85% of the average daily net assets of the Series up to and including $300 million, .75% of the average daily net assets in excess of $300 million up to and

Prudential International Equity Fund	35

Notes to Financial Statements

(Unaudited) continued

including $1.5 billion and .70% of the Series’ average daily net assets over $1.5 billion. The effective management fee was .85% for the six months ended April 30, 2014.

The Series has distribution agreements with Prudential Investment Management Services LLC (“PIMS”) and Prudential Annuities Distributors, Inc. (“PAD”). PIMS and PAD are both affiliates of PI and indirect, wholly-owned subsidiaries of Prudential. PIMS serves as the distributor of the Series’ Class A, Class B, Class C, Class F, and Class Z shares. PIMS, together with PAD, serves as co-distributor of the Series’ Class X shares.

The Series has adopted a separate Distribution and Service plan (each a “Plan” and collectively the “Plans”) for the Class A, Class B, Class C, Class F and Class X shares of the Series in accordance with Rule 12b-1 of the 1940 Act. No distribution or service fees are paid to PIMS as distributor for the Series’ Class Z shares. Under the Plans, the Series compensates PIMS and PAD a distribution and service fee at the annual rate of .30%, 1%, 1%, .75% and 1% of the average daily net assets of the Class A, B, C, F and X shares, respectively.

PIMS has advised the Series that they received $54,916 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2014. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended April 30, 2014 it received $1,248, $4,396, $194, and $49 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B, Class C and Class F shareholders, respectively.

PI, QMA, PAD and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

36

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Series’ security lending agent. For the six months ended April 30, 2014, PIM has been compensated approximately $2,300 for these services.

The Series invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a series of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended April 30, 2014 aggregated $250,255,108 and $285,176,121, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of April 30, 2014 were as follows:

Tax Basis	$269,598,889

Appreciation	48,658,125
Depreciation	(4,106,972)

Net Unrealized Appreciation	$44,551,153

The book basis may differ from tax basis due to certain tax-related adjustments.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Series are permitted to carryforward capital losses incurred in the fiscal year ended October 31, 2012 and October 31, 2013 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before October 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. The Series utilized approximately $30,641,000 of its capital loss carryforward to offset net taxable gains realized in the fiscal year ended October 31, 2013. No capital gains

Prudential International Equity Fund	37

Notes to Financial Statements

(Unaudited) continued

distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of October 31, 2013, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$0

Pre-Enactment Losses:
Expiring 2016	$30,926,000
Expiring 2017	184,077,000
Expiring 2018	8,337,000

$223,340,000

Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. The Series’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Series offers Class A, B, C, and Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for purchases by certain retirement and/or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months after purchase. The last conversion of Class F and Class X shares to Class A shares was completed as of March 14, 2014 and April 11, 2014, respectively. There are no Class F and Class X shares outstanding and Class F and Class X shares are no longer being offered for sale. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

38

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of common stock.

There are 1 billion authorized shares of common stock at $.01 par value per share, designated Class A, Class B, Class C, Class F, Class M, Class X, Class New X and Class Z, each of which consists of 275 million, 150 million, 150 million, 50 million, 50 million, 50 million, 50 million and 225 million authorized shares, respectively.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2014:
Shares sold	626,204	$4,593,961
Shares issued in reinvestment of dividends and distributions	606,075	4,278,811
Shares reacquired	(2,111,802)	(15,478,946)

Net increase (decrease) in shares outstanding before conversion	(879,523)	(6,606,174)
Shares issued upon conversion from Class B, Class F and Class X	117,357	842,700
Shares reacquired upon conversion into Class Z	(31,779)	(234,289)

Net increase (decrease) in shares outstanding	(793,945)	$(5,997,763)

Year ended October 31, 2013:
Shares sold	1,007,911	$6,687,880
Shares issued in reinvestment of dividends and distributions	709,948	4,437,173
Shares reacquired	(4,910,399)	(32,339,317)

Net increase (decrease) in shares outstanding before conversion	(3,192,540)	(21,214,264)
Shares issued upon conversion from Class B, Class F, Class X and Class Z	294,902	1,955,257
Shares reacquired upon conversion into Class Z	(78,700)	(530,920)

Net increase (decrease) in shares outstanding	(2,976,338)	$(19,789,927)

Class B
Six months ended April 30, 2014:
Shares sold	100,498	$711,992
Shares issued in reinvestment of dividends and distributions	11,788	80,161
Shares reacquired	(60,627)	(429,724)

Net increase (decrease) in shares outstanding before conversion	51,659	362,429
Shares reacquired upon conversion into Class A	(78,696)	(542,386)

Net increase (decrease) in shares outstanding	(27,037)	$(179,957)

Year ended October 31, 2013:
Shares sold	140,384	$904,991
Shares issued in reinvestment of dividends and distributions	14,301	86,379
Shares reacquired	(105,231)	(665,748)

Net increase (decrease) in shares outstanding before conversion	49,454	325,622
Shares reacquired upon conversion into Class A	(132,182)	(844,219)

Net increase (decrease) in shares outstanding	(82,728)	$(518,597)

Prudential International Equity Fund	39

Notes to Financial Statements

(Unaudited) continued

Class C	Shares	Amount
Six months ended April 30, 2014:
Shares sold	153,508	$1,062,817
Shares issued in reinvestment of dividends and distributions	36,950	251,259
Shares reacquired	(246,442)	(1,728,502)

Net increase (decrease) in shares outstanding before conversion	(55,984)	(414,426)
Shares reacquired upon conversion into Class Z	(7,866)	(56,267)

Net increase (decrease) in shares outstanding	(63,850)	$(470,693)

Year ended October 31, 2013:
Shares sold	194,985	$1,261,519
Shares issued in reinvestment of dividends and distributions	45,635	275,180
Shares reacquired	(537,568)	(3,387,583)

Net increase (decrease) in shares outstanding before conversion	(296,948)	(1,850,884)
Shares reacquired upon conversion into Class Z	(2,569)	(17,777)

Net increase (decrease) in shares outstanding	(299,517)	$(1,868,661)

Class F
Period ended March 14, 2014*:
Shares issued in reinvestment of dividends and distributions	86	$583
Shares reacquired	(5,211)	(37,196)

Net increase (decrease) in shares outstanding before conversion	(5,125)	(36,613)
Shares reacquired upon conversion into Class A	(14,245)	(97,276)

Net increase (decrease) in shares outstanding	(19,370)	$(133,889)

Year ended October 31, 2013:
Shares sold	16	$107
Shares issued in reinvestment of dividends and distributions	1,732	10,446
Shares reacquired	(10,025)	(62,519)

Net increase (decrease) in shares outstanding before conversion	(8,277)	(51,966)
Shares reacquired upon conversion into Class A	(90,014)	(575,098)

Net increase (decrease) in shares outstanding	(98,291)	$(627,064)

40

Class X	Shares	Amount
Period ended April 11, 2014**:
Shares sold	14	$99
Shares issued in reinvestment of dividends and distributions	311	2,117
Shares reacquired	(1,493)	(10,397)

Net increase (decrease) in shares outstanding before conversion	(1,168)	(8,181)
Shares reacquired upon conversion into Class A	(29,057)	(203,038)

Net increase (decrease) in shares outstanding	(30,225)	$(211,219)

Year ended October 31, 2013:
Shares sold	1,547	$9,653
Shares issued in reinvestment of dividends and distributions	1,618	9,773
Shares reacquired	(11,055)	(70,470)

Net increase (decrease) in shares outstanding before conversion	(7,890)	(51,044)
Shares reacquired upon conversion into Class A	(84,144)	(533,747)

Net increase (decrease) in shares outstanding	(92,034)	$(584,791)

Class Z
Six months ended April 30, 2014:
Shares sold	493,416	$3,604,099
Shares issued in reinvestment of dividends and distributions	220,237	1,563,688
Shares reacquired	(4,155,650)	(29,994,988)

Net increase (decrease) in shares outstanding before conversion	(3,441,997)	(24,827,201)
Shares issued upon conversion from Class A and Class C	39,083	290,556

Net increase (decrease) in shares outstanding	(3,402,914)	$(24,536,645)

Year ended October 31, 2013:
Shares sold	2,363,610	$15,966,544
Shares issued in reinvestment of dividends and distributions	194,751	1,224,986
Shares reacquired	(1,312,558)	(8,860,195)

Net increase (decrease) in shares outstanding before conversion	1,245,803	8,331,335
Shares issued upon conversion from Class A and Class C	80,644	548,697
Shares reacquired upon conversion into Class A	(341)	(2,193)

Net increase (decrease) in shares outstanding	1,326,106	$8,877,839

*	As of March 14, 2014, the last conversion of Class F shares to Class A shares was completed. There are no Class F shares outstanding and Class F shares are no longer being offered for sale.
**	As of April 11, 2014, the last conversion of Class X shares to Class A shares was completed. There are no Class X shares outstanding and Class X shares are no longer being offered for sale.

Note 7. Borrowings

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for

Prudential International Equity Fund	41

Notes to Financial Statements

(Unaudited) continued

capital share redemptions. The SCA provides for a commitment of $900 million for the period November 5, 2013 through November 4, 2014. The Funds pay an annualized commitment fee of 0.08% on the unused portion of the SCA. Prior to November 5, 2013, the Funds had another SCA with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Series utilized the SCA during the six months ended April 30, 2014. The average daily balance for the 67 days that the Series had loans outstanding during the period was approximately $1,265,821, borrowed at a weighted average interest rate of 1.41%. At April 30, 2014, the Series did not have an outstanding loan amount.

Note 8. Ownership

As of April 30, 2014, approximately 26% of the Series was owned by two institutional shareholders for the beneficial interest of their underlying account holders.

42

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2014		2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$7.37		$6.02	$5.72	$6.17	$5.77	$4.80
Income (loss) from investment operations:
Net investment income	.07		.12	.12	.09	.08	.08
Net realized and unrealized gain (loss) on investment transactions	.25		1.36	.29	(.46)	.36	1.06
Total from investment operations	.32		1.48	.41	(.37)	.44	1.14
Less Dividends:
Dividends from net investment income	(.14)		(.13)	(.11)	(.11)	(.10)	(.17)
Capital Contributions(d):	-		-	-	.03	.06	-
Net asset value, end of period	$7.55		$7.37	$6.02	$5.72	$6.17	$5.77
Total Return(b):	4.47%		25.06%	7.40%	(5.61)%	8.78%	24.65%

Ratios/Supplemental Data:
Net assets, end of period (000)	$234,298		$234,668	$209,568	$214,610	$260,555	$275,993
Average net assets (000)	$231,280		$221,300	$204,088	$247,859	$257,553	$240,744
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.58%	(e)	1.59%	1.67%	1.64%	1.57%	1.54%
Expenses before waivers and/or expense reimbursement	1.58%	(e)	1.59%	1.67%	1.64%	1.57%	1.54%
Net investment income	2.05%	(e)	1.83%	2.18%	1.51%	1.35%	1.75%
Portfolio turnover rate	79%	(f)	114%	83%	70%	96%	76%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) The Series received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Series shares during the fiscal years ended October 31, 2011 and October 31, 2010. The Series was not involved in the proceedings or in the calculation of the amount of settlement.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential International Equity Fund	43

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended April 30,		Year Ended October 31,
	2014		2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$7.07		$5.78	$5.50	$5.94	$5.56	$4.61
Income (loss) from investment operations:
Net investment income	.05		.07	.08	.05	.04	.05
Net realized and unrealized gain (loss) on investment transactions	.23		1.32	.27	(.45)	.35	1.02
Total from investment operations	.28		1.39	.35	(.40)	.39	1.07
Less Dividends:
Dividends from net investment income	(.09)		(.10)	(.07)	(.07)	(.07)	(.12)
Capital Contributions(d):	-		-	-	.03	.06	-
Net asset value, end of period	$7.26		$7.07	$5.78	$5.50	$5.94	$5.56
Total Return(b):	4.11%		24.26%	6.50%	(6.27)%	8.11%	23.82%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,030		$6,066	$5,439	$6,720	$9,160	$9,976
Average net assets (000)	$6,076		$5,690	$5,823	$8,320	$9,246	$9,229
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	2.28%	(e)	2.29%	2.37%	2.34%	2.27%	2.24%
Expenses before waivers and/or expense reimbursement	2.28%	(e)	2.29%	2.37%	2.34%	2.27%	2.24%
Net investment income	1.34%	(e)	1.13%	1.48%	.83%	.66%	1.06%
Portfolio turnover rate	79%	(f)	114%	83%	70%	96%	76%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) The Series received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Series shares during the fiscal years ended October 31, 2011 and October 31, 2010. The Series was not involved in the proceedings or in the calculation of the amount of settlement.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

44

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2014		2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$7.07		$5.78	$5.50	$5.94	$5.56	$4.61
Income (loss) from investment operations:
Net investment income	.05		.07	.08	.05	.04	.05
Net realized and unrealized gain (loss) on investment transactions	.23		1.32	.27	(.45)	.35	1.02
Total from investment operations	.28		1.39	.35	(.40)	.39	1.07
Less Dividends:
Dividends from net investment income	(.09)		(.10)	(.07)	(.07)	(.07)	(.12)
Capital Contributions(d):	-		-	-	.03	.06	-
Net asset value, end of period	$7.26		$7.07	$5.78	$5.50	$5.94	$5.56
Total Return(b):	4.11%		24.27%	6.51%	(6.27)%	8.11%	23.83%

Ratios/Supplemental Data:
Net assets, end of period (000)	$19,522		$19,472	$17,658	$21,310	$26,625	$29,326
Average net assets (000)	$19,368		$18,341	$19,019	$25,128	$26,974	$26,677
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	2.28%	(e)	2.29%	2.37%	2.34%	2.27%	2.24%
Expenses before waivers and/or expense reimbursement	2.28%	(e)	2.29%	2.37%	2.34%	2.27%	2.24%
Net investment income	1.36%	(e)	1.13%	1.49%	.81%	.66%	1.06%
Portfolio turnover rate	79%	(f)	114%	83%	70%	96%	76%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) The Series received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Series shares during the fiscal years ended October 31, 2011 and October 31, 2010. The Series was not involved in the proceedings or in the calculation of the amount of settlement.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential International Equity Fund	45

Financial Highlights

(Unaudited) continued

Class F Shares
	Period Ended March 14,		Year Ended October 31,
	2014(h)		2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$7.08		$5.79	$5.50	$5.94	$5.56	$4.62
Income (loss) from investment operations:
Net investment income	.01		.09	.09	.06	.05	.06
Net realized and unrealized gain (loss) on investment transactions	(.05)		1.31	.29	(.44)	.35	1.01
Total from investment operations	(.04)		1.40	.38	(.38)	.40	1.07
Less Dividends:
Dividends from net investment income	(.11)		(.11)	(.09)	(.09)	(.08)	(.13)
Capital Contributions(d):	-		-	-	.03	.06	-
Net asset value, end of period	$6.93		$7.08	$5.79	$5.50	$5.94	$5.56
Total Return(b):	(.51)%		24.51%	6.98%	(6.05)%	8.35%	24.04%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5		$137	$681	$1,572	$3,355	$5,226
Average net assets (000)	$71		$423	$1,044	$2,442	$4,064	$5,769
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	2.03%	(e)	2.04%	2.12%	2.09%	2.02%	1.99%
Expenses before waivers and/or expense reimbursement	2.03%	(e)	2.04%	2.12%	2.09%	2.02%	1.99%
Net investment income	.27%	(e)	1.36%	1.74%	1.07%	.95%	1.35%
Portfolio turnover rate	79%	(f)(g)	114%	83%	70%	96%	76%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) The Series received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Series shares during the fiscal years ended October 31, 2011 and October 31, 2010. The Series was not involved in the proceedings or in the calculation of the amount of settlement.

(e) Annualized.

(f) Not annualized.

(g) Calculated as of April 30, 2014.

(h) As of March 14, 2014, the last conversion of Class F shares to Class A shares was completed. There are no Class F shares outstanding and Class F shares are no longer being offered for sale.

See Notes to Financial Statements.

46

Class X Shares
	Period Ended April 11,		Year Ended October 31,
	2014(h)		2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$7.07		$5.79	$5.50	$5.94	$5.56	$4.61
Income (loss) from investment operations:
Net investment income (loss)	-	(i)	.07	.08	.05	.04	.05
Net realized and unrealized gain (loss) on investment transactions	.15		1.31	.28	(.45)	.35	1.02
Total from investment operations	.15		1.38	.36	(.40)	.39	1.07
Less Dividends:
Dividends from net investment income	(.09)		(.10)	(.07)	(.07)	(.07)	(.12)
Capital Contributions(d):	-		-	-	.03	.06	-
Net asset value, end of period	$7.13		$7.07	$5.79	$5.50	$5.94	$5.56
Total Return(b):	2.25%		24.05%	6.69%	(6.27)%	8.11%	23.82%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11		$214	$707	$1,569	$3,067	$5,957
Average net assets (000)	$102		$449	$1,077	$2,351	$4,020	$6,611
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	2.28%	(e)	2.29%	2.37%	2.34%	2.27%	2.24%
Expenses before waivers and/or expense reimbursement	2.28%	(e)	2.29%	2.37%	2.34%	2.27%	2.24%
Net investment income (loss)	(.04)%	(e)	1.05%	1.45%	.80%	.66%	1.10%
Portfolio turnover rate	79%	(f)(g)	114%	83%	70%	96%	76%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) The Series received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Series shares during the fiscal years ended October 31, 2011 and October 31, 2010. The Series was not involved in the proceedings or in the calculation of the amount of settlement.

(e) Annualized.

(f) Not annualized.

(g) Calculated as of April 30, 2014.

(h) As of April 11, 2014, the last conversion of Class X shares to Class A shares was completed. There are no Class X shares outstanding and Class X shares are no longer being offered for sale.

(i) Less than $.005 per share.

See Notes to Financial Statements.

Prudential International Equity Fund	47

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2014		2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$7.43		$6.07	$5.77	$6.22	$5.82	$4.85
Income (loss) from investment operations:
Net investment income	.07		.15	.14	.11	.13	.10
Net realized and unrealized gain (loss) on investment transactions	.26		1.36	.29	(.46)	.33	1.06
Total from investment operations	.33		1.51	.43	(.35)	.46	1.16
Less Dividends:
Dividends from net investment income	(.16)		(.15)	(.13)	(.13)	(.12)	(.19)
Capital Contributions(d):	-		-	-	.03	.06	-
Net asset value, end of period	$7.60		$7.43	$6.07	$5.77	$6.22	$5.82
Total Return(b):	4.60%		25.36%	7.69%	(5.30)%	8.98%	24.95%

Ratios/Supplemental Data:
Net assets, end of period (000)	$47,505		$71,753	$50,531	$44,573	$44,833	$229,771
Average net assets (000)	$59,941		$60,981	$45,946	$46,529	$149,685	$184,038
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.28%	(e)	1.29%	1.37%	1.34%	1.27%	1.24%
Expenses before waivers and/or expense reimbursement	1.28%	(e)	1.29%	1.37%	1.34%	1.27%	1.24%
Net investment income	1.91%	(e)	2.17%	2.46%	1.77%	2.12%	2.05%
Portfolio turnover rate	79%	(f)	114%	83%	70%	96%	76%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) The Series received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Series shares during the fiscal years ended October 31, 2011 and October 31, 2010. The Series was not involved in the proceedings or in the calculation of the amount of settlement.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

48

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer and Chief Compliance Officer • Deborah A. Docs, Secretary • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential International Equity Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL INTERNATIONAL EQUITY FUND

SHARE CLASS	A	B	C	Z
NASDAQ	PJRAX	PJRBX	PJRCX	PJIZX
CUSIP	743969859	743969867	743969875	743969883

MF190E2    0263049-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL INTERNATIONAL VALUE FUND

SEMIANNUAL REPORT • APRIL 30, 2014

Fund Type

International Stock

Objective

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2014, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. © 2014 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

June 16, 2014

Dear Shareholder:

We hope you find the semiannual report for the Prudential International Value Fund informative and useful. The report covers performance for the six-month period that ended April 30, 2014.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential International Value Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential International Value Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 4/30/14
	Six Months	One Year	Five Years	Ten Years
Class A	2.50%	10.46%	76.66%	85.63%
Class B	2.13	9.63	70.15	72.04
Class C	2.13	9.61	70.19	72.09
Class Z	2.64	10.70	79.00	90.28
MSCI EAFE ND Index	4.44	13.35	89.01	95.36
Lipper International Multi-Cap Core Funds Average	3.57	12.04	89.98	92.42
Lipper Customized Blend Funds Average	3.67	12.05	88.22	93.38

Average Annual Total Returns (With Sales Charges) as of 3/31/14
		One Year	Five Years	Ten Years
Class A		7.40%	13.23%	5.46%
Class B		7.77	13.54	5.25
Class C		11.79	13.67	5.25
Class Z		13.89	14.82	6.32
MSCI EAFE ND Index		17.54	16.02	6.53
Lipper International Multi-Cap Core Funds Average		15.70	15.84	6.27
Lipper Customized Blend Funds Average		15.64	15.64	6.32

Source: Prudential Investments LLC and Lipper Inc.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B	Class C	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5/6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	1%	None

Benchmark Definitions

Morgan Stanley Capital International Europe, Australasia, and Far East Net Dividend Index

The Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE ND Index) is an unmanaged, weighted index of performance that reflects stock price movements of developed-country markets in Europe, Australasia, and the Far East. The Net Dividend (ND) version of the MSCI EAFE Index reflects the impact of the maximum withholding taxes on reinvested dividends.

Lipper International Multi-Cap Core Funds Average

The Lipper International Multi-Cap Core Funds Average includes Funds that, by portfolio practice, invest in a variety of market-capitalization ranges without concentrating 75% of their equity assets in any one market-capitalization range over an extended period of time. International multi-cap core funds typically have average characteristics compared to the MSCI EAFE Index.

Lipper Customized Blend Funds Average

The Lipper Customized Blend Funds Average is a 50/50 blend of the Lipper International Multi-Cap Core Funds and Lipper International Large-Cap Core Funds Averages.

Note: Although Lipper classifies the Prudential International Value Fund in the Lipper International Multi-Cap Core Funds Performance Universe, the Lipper Customized Blend Funds Performance Universe is utilized because the Fund’s investment manager believes that the funds included in this custom blend universe provide a more appropriate basis for Portfolio performance comparisons.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses, or taxes. Returns for the Lipper Averages reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Prudential International Value Fund	3

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 4/30/14
Novartis AG, Pharmaceuticals	1.8%
Total SA, Oil, Gas & Consumable Fuels	1.8
Royal Dutch Shell PLC (Class B Stock), Oil, Gas & Consumable Fuels	1.6
Roche Holding AG, Pharmaceuticals	1.3
Nestle SA, Food Products	1.2

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/14
Banks	10.8%
Pharmaceuticals	8.2
Insurance	7.0
Oil, Gas & Consumable Fuels	6.8
Capital Markets	3.4

Industry weightings reflect only long-term investments and are subject to change.

4	Visit our website at www.prudentialfunds.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2013, at the beginning of the period, and held through the six-month period ended April 30, 2014. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider

Prudential International Value Fund	5

Fees and Expenses (continued)

the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential International Value Fund		Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,025.00	1.91%	$9.59
	Hypothetical	$1,000.00	$1,015.32	1.91%	$9.54

Class B	Actual	$1,000.00	$1,021.30	2.66%	$13.33
	Hypothetical	$1,000.00	$1,011.60	2.66%	$13.27

Class C	Actual	$1,000.00	$1,021.30	2.66%	$13.33
	Hypothetical	$1,000.00	$1,011.60	2.66%	$13.27

Class Z	Actual	$1,000.00	$1,026.40	1.56%	$7.84
	Hypothetical	$1,000.00	$1,017.06	1.56%	$7.80

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2014, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2014 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annual expense ratios for the period ended April 30, 2014, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.96%	1.91%
B	2.66	2.66
C	2.66	2.66
Z	1.56	1.56

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential International Value Fund	7

Portfolio of Investments

as of April 30, 2014 (Unaudited)

Shares	Description	Value (Note 1)
LONG-TERM INVESTMENTS 97.5%

COMMON STOCKS 97.5%

Australia 4.4%
87,600	Arrium Ltd.	$97,626
42,900	Ausdrill Ltd.	37,219
16,800	Bendigo & Adelaide Bank Ltd.	180,055
29,500	Bradken Ltd.	116,424
32,000	Challenger Ltd.	210,536
35,500	Downer EDI Ltd.	165,725
166,900	Emeco Holdings Ltd.*	40,652
26,500	Fortescue Metals Group Ltd.	125,343
27,500	GrainCorp Ltd. (Class A Stock)	226,804
7,800	Leighton Holdings Ltd.	138,701
26,300	Lend Lease Group	317,860
42,000	Metcash Ltd.	108,470
11,000	Mineral Resources Ltd.	119,434
8,000	National Australia Bank Ltd.	263,418
88,300	Pacific Brands Ltd.	41,574
4,700	Rio Tinto Ltd.	271,044
25,300	Toll Holdings Ltd.	124,794

		2,585,679

Austria 0.8%
5,800	OMV AG	271,175
3,800	Voestalpine AG	173,582

		444,757

Belgium 1.5%
32,700	AGFA-Gevaert NV*	125,211
4,409	Anheuser-Busch InBev NV	480,562
3,800	Delhaize Group SA	282,960
4,935	Dexia SA*	281

		889,014

Brazil 0.2%
4,017	Embraer SA , ADR	138,185

Canada 0.5%
5,298	Canadian National Railway Co.	310,325

China 2.6%
2,532	Baidu, Inc., ADR*	389,548

See Notes to Financial Statements.

Prudential International Value Fund	9

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

China (cont’d.)
48,401	China Mobile Ltd.	$460,704
569,927	Industrial & Commercial Bank of China Ltd. (Class H Stock)	340,542
1,742	SINA Corp.*	83,268
35,487	Sinopharm Group Co. Ltd. (Class H Stock)	93,709
3,259	Tencent Holdings Ltd.	205,186

		1,572,957

Denmark 1.2%
15,754	Novo Nordisk A/S (Class B Stock)	715,011

Finland 0.9%
6,477	Kone OYJ (Class B Stock)	277,639
8,700	Tieto OYJ	238,078

		515,717

France 10.9%
4,839	Accor SA	236,915
1,880	Air Liquide SA	268,967
6,000	Alstom SA	247,944
9,100	AXA SA	237,473
3,700	BNP Paribas SA	278,034
5,333	Cie Generale des Etablissements Michelin	653,989
2,200	Ciments Francais SA	236,543
12,800	Credit Agricole SA*	201,964
5,500	Electricite de France	211,205
3,408	LVMH Moet Hennessy Louis Vuitton SA	671,356
6,150	Publicis Groupe SA	526,127
2,200	Renault SA	215,093
3,000	Sanofi	323,759
3,900	SCOR SE	142,712
2,800	Societe Generale SA	174,376
5,100	Thales SA	324,743
14,538	Total SA	1,040,108
2,400	Valeo SA	329,590
5,800	Vivendi SA	155,827

		6,476,725

Germany 7.8%
4,584	Adidas AG	490,037
2,000	Allianz SE	348,059

See Notes to Financial Statements.

10

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Germany (cont’d.)
2,300	Aurubis AG	$122,876
1,700	BASF SE	197,209
4,900	Daimler AG	456,185
12,255	Deutsche Bank AG	539,777
7,600	E.ON SE	145,577
7,800	Freenet AG	270,138
6,650	Fresenius Medical Care AG & Co. KGaA	458,168
2,000	Hannover Rueck SE	186,363
1,600	Lanxess AG	121,842
900	Muenchener Rueckversicherungs AG	208,043
3,000	Rheinmetall AG	199,859
3,700	RWE AG	141,196
3,513	SAP AG	283,945
2,300	Stada Arzneimittel AG	100,293
1,300	Volkswagen AG	348,593

		4,618,160

Hong Kong 3.4%
105,409	AIA Group Ltd.	512,667
9,000	Cheung Kong Holdings Ltd.	153,696
112,000	First Pacific Co. Ltd.	124,546
21,437	Hong Kong Exchanges and Clearing Ltd.	385,509
354,000	Huabao International Holdings Ltd.	167,675
69,720	Kingboard Chemical Holdings Ltd.	133,248
42,999	Sands China Ltd.	315,689
68,200	Yue Yuen Industrial Holdings Ltd.	211,286

		2,004,316

Ireland 0.4%
15,600	Permanent TSB Group Holdings PLC*	2,057
9,500	Smurfit Kappa Group PLC	211,638

		213,695

Israel 0.7%
21,500	Bank Hapoalim BM	121,453
2,300	Elbit Systems Ltd.	135,770
3,700	Teva Pharmaceutical Industries Ltd.	181,374

		438,597

See Notes to Financial Statements.

Prudential International Value Fund	11

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Italy 2.0%
1,440	Banco Popolare SC*	$29,759
52,200	Enel SpA	295,657
14,200	Eni SpA	367,770
106,979	Intesa Sanpaolo SpA	366,085
112,600	Telecom Italia SpA*	144,694

		1,203,965

Japan 17.2%
8,373	Alpine Electronics, Inc.	99,827
8,400	Aoyama Trading Co. Ltd.	208,445
8,692	Bridgestone Corp.	311,222
2,166	FANUC Corp.	390,824
39,000	Fukuoka Financial Group, Inc.	159,276
4,300	Fuyo General Lease Co. Ltd.	147,966
17,600	Heiwa Corp.	292,863
9,584	Japan Tobacco, Inc.	315,012
23,900	JX Holdings, Inc.	124,180
4,500	KDDI Corp.	239,993
9,400	Keihin Corp.	136,417
21,590	Kubota Corp.	278,263
5,300	KYORIN Holdings, Inc.	102,158
16,200	Kyowa Exeo Corp.	209,558
29,000	Marubeni Corp.	193,790
2,400	Miraca Holdings, Inc.	104,034
5,900	Mitsubishi Corp.	105,653
13,249	Mitsubishi Estate Co. Ltd.	300,625
125,538	Mitsubishi UFJ Financial Group, Inc.	667,799
18,800	Mitsui & Co. Ltd.	266,629
186,800	Mizuho Financial Group, Inc.	365,868
66,000	Morinaga Milk Industry Co. Ltd.	246,365
13,800	Nichii Gakkan Co.	121,722
8,000	Nippon Telegraph & Telephone Corp.	443,942
48,000	Nishi-Nippon City Bank Ltd. (The)	109,181
16,200	NTT DoCoMo, Inc.	258,399
5,800	Otsuka Holdings Co. Ltd.	167,085
65,400	Resona Holdings, Inc.	334,390
49,800	Sankyu, Inc.	189,829
12,000	Seino Holdings Co. Ltd.	118,605
6,200	Shimachu Co. Ltd.	136,230
25,400	Shizuoka Gas Co. Ltd.	152,838

See Notes to Financial Statements.

12

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Japan (cont’d.)
4,986	SoftBank Corp.	$371,347
15,100	Sumitomo Corp.	196,005
9,000	Sumitomo Metal Mining Co. Ltd.	135,941
9,900	Sumitomo Mitsui Financial Group, Inc.	391,350
101,998	Sumitomo Mitsui Trust Holdings, Inc.	420,303
33,000	Toagosei Co. Ltd.	138,088
16,700	Toppan Forms Co. Ltd.	153,444
11,054	Toyota Motor Corp.	597,227
4,300	Tsumura & Co.	102,207
3,900	West Japan Railway Co.	158,156
31,000	Yokohama Rubber Co. Ltd. (The)	276,893

		10,239,949

Liechtenstein 0.2%
1,400	VP Bank AG	139,507

Netherlands 4.1%
18,800	Aegon NV	172,328
3,610	ASML Holding NV	294,627
53,454	ING Groep NV, CVA*	764,116
15,415	Koninklijke Ahold NV	298,008
21,700	Royal Dutch Shell PLC (Class B Stock)	921,399

		2,450,478

New Zealand 0.6%
185,600	Air New Zealand Ltd.	336,319

Norway 1.1%
10,900	DnB ASA	193,208
8,300	Statoil ASA	253,029
4,500	Yara International ASA	212,722

		658,959

Spain 2.7%
7,638	Amadeus IT Holding SA (Class A Stock)	317,668
33,538	Banco Bilbao Vizcaya Argentaria SA	413,112
29,000	Banco Santander SA	288,424
17,300	Repsol SA	465,792
8,000	Telefonica SA	134,257

		1,619,253

See Notes to Financial Statements.

Prudential International Value Fund	13

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Sweden 2.4%
8,600	Boliden AB	$131,342
9,229	Hennes & Mauritz AB (Class B Stock)	377,770
3,400	NCC AB (Class B Stock)	119,121
5,700	Oriflame Cosmetics SA, SDR	145,960
12,600	Securitas AB (Class B Stock)	152,317
8,900	Swedbank AB (Class A Stock)	238,181
33,900	TeliaSonera AB	246,760

		1,411,451

Switzerland 8.8%
2,200	Baloise Holding AG	267,902
8,200	Credit Suisse Group AG*	259,962
400	Georg Fischer AG*	317,322
6,789	Julius Baer Group Ltd.*	318,000
1,100	Lonza Group AG*	115,127
9,030	Nestle SA	697,877
12,537	Novartis AG	1,089,874
2,687	Roche Holding AG	788,221
1,100	Swiss Life Holding AG*	271,013
4,200	Swiss Re AG*	367,252
21,951	UBS AG*	459,081
1,000	Zurich Insurance Group AG*	286,759

		5,238,390

Taiwan 0.7%
20,492	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	411,889

United Kingdom 17.3%
16,900	Alent PLC	90,738
8,800	AMEC PLC	183,789
8,700	Anglo American PLC	232,577
5,477	ARM Holdings PLC	82,895
8,200	AstraZeneca PLC	647,261
54,262	Aviva PLC	483,569
63,500	BAE Systems PLC	429,606
56,600	Barclays PLC	241,683
31,500	Beazley PLC	130,673
76,000	BP PLC	641,674
42,700	BT Group PLC	266,560
12,458	Burberry Group PLC	312,872

See Notes to Financial Statements.

14

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

United Kingdom (cont’d.)
49,700	Centrica PLC	$277,177
17,110	Compass Group PLC	272,543
24,700	Dairy Crest Group PLC	192,711
19,625	Experian PLC	377,328
8,900	GlaxoSmithKline PLC	245,911
40,400	Home Retail Group PLC	139,594
26,155	HSBC Holdings PLC	267,458
25,000	Intermediate Capital Group PLC	187,644
53,500	J. Sainsbury PLC	303,493
87,708	Kingfisher PLC	620,652
34,000	Legal & General Group PLC	121,711
715	Liberty Global PLC (Class A Stock)*	28,471
48,900	Marston’s PLC	121,588
6,900	Mondi PLC	114,704
65,800	Old Mutual PLC	222,409
12,496	Pearson PLC	234,323
7,116	Reckitt Benckiser Group PLC	574,443
12,935	Rolls-Royce Holdings PLC*	229,757
71,100	RSA Insurance Group PLC	117,824
6,948	SABMiller PLC	378,323
14,678	Standard Chartered PLC	317,883
51,800	Tesco PLC	256,612
37,100	Tullett Prebon PLC	199,416
14,800	Vesuvius PLC	104,392
88,600	WM Morrison Supermarkets PLC	300,766
14,886	WPP PLC	320,964

		10,271,994

United States 5.1%
4,991	Accenture PLC (Class A Stock)	400,378
1,957	Actavis, Inc.	399,874
9,163	Carnival PLC	366,037
8,750	Liberty Global PLC (Class C Stock)	336,262
6,289	Lululemon Athletica, Inc.*	288,854
5,000	MasterCard, Inc. (Class A Stock)	367,750
4,758	Schlumberger Ltd.	483,175
4,803	Yum! Brands, Inc.	369,783

		3,012,113

	TOTAL COMMON STOCKS (cost $45,604,766)	57,917,405

See Notes to Financial Statements.

Prudential International Value Fund	15

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
PREFERRED STOCK

United Kingdom
1,933,352	Rolls-Royce Holdings PLC (PRFC C)*(a) (cost $3,253)	$3,264

	TOTAL LONG-TERM INVESTMENTS (cost $45,608,019)	57,920,669

SHORT-TERM INVESTMENT 1.5%

AFFILIATED MONEY MARKET MUTUAL FUND
880,849	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $880,849)(b)	880,849

	TOTAL INVESTMENTS 99.0% (cost $46,488,868; Note 5)	58,801,518
	Other assets in excess of liabilities(c) 1.0%	594,582

	NET ASSETS 100.0%	$59,396,100

The following abbreviations are used in the portfolio descriptions:

ADR—American Depositary Receipt

CVA—Certificate Van Aandelen (Bearer)

PRFC—Preference Shares

SDR—Swedish Depositary Receipt

EUR—Euro

JPY—Japanese Yen

*	Non-income producing security.
(a)	Indicates a security or securities that have been deemed illiquid.
(b)	Prudential Investments LLC, the manager of the Series also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

See Notes to Financial Statements.

16

(c)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at April 30, 2014:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Depreciation
Japanese Yen,
Expiring 07/07/14	State Street Bank	JPY	92,231	$911,905	$902,518	$(9,387)
Expiring 07/07/14	State Street Bank	JPY	152,265	1,496,359	1,489,975	(6,384)
Expiring 07/07/14	State Street Bank	JPY	28,936	283,396	283,151	(245)

				$2,691,660	$2,675,644	$(16,016)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Depreciation
Euro,
Expiring 10/28/14	State Street Bank	EUR	1,209	$1,669,226	$1,676,597	$(7,371)
Japanese Yen,
Expiring 07/07/14	State Street Bank	JPY	460,612	4,397,757	4,507,278	(109,521)

				$6,066,983	$6,183,875	$(116,892)

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential International Value Fund	17

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

The following is a summary of the inputs used as of April 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$108,470	$2,477,209	$—
Austria	—	444,757	—
Belgium	125,492	763,522	—
Brazil	138,185	—	—
Canada	310,325	—	—
China	472,816	1,100,141	—
Denmark	—	715,011	—
Finland	—	515,717	—
France	236,543	6,240,182	—
Germany	—	4,618,160	—
Hong Kong	—	2,004,316	—
Ireland	2,057	211,638	—
Israel	—	438,597	—
Italy	—	1,203,965	—
Japan	—	10,239,949	—
Liechtenstein	139,507	—	—
Netherlands	—	2,450,478	—
New Zealand	—	336,319	—
Norway	—	658,959	—
Spain	—	1,619,253	—
Sweden	—	1,411,451	—
Switzerland	—	5,238,390	—
Taiwan	411,889	—	—
United Kingdom	237,033	10,034,961	—
United States	3,012,113	—	—
Preferred Stock
United Kingdom	—	3,264	—
Affiliated Money Market Mutual Fund	880,849	—	—
Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	—	(132,908)	—

Total	$6,075,279	$52,593,331	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.

See Notes to Financial Statements.

18

Fair value of Level 2 investments at October 31, 2013 was $93,707,407, which was a result of valuing investments using third party vendor modeling tools. An amount of $869,545 was transferred from Level 2 into Level 1 at April 30, 2014 as a result of using quoted prices in active markets for such foreign securities.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2014 were as follows:

Banks	10.8%
Pharmaceuticals	8.2
Insurance	7.0
Oil, Gas & Consumable Fuels	6.8
Capital Markets	3.4
Textiles, Apparel & Luxury Goods	3.3
Auto Components	2.9
Automobiles	2.8
Hotels, Restaurants & Leisure	2.8
Wireless Telecommunication Services	2.7
Diversified Financial Services	2.6
Food & Staples Retailing	2.6
Machinery	2.6
Media	2.5
Diversified Telecommunication Services	2.3
Food Products	2.3
IT Services	2.2
Metals & Mining	2.2
Specialty Retail	2.2
Chemicals	2.1
Aerospace & Defense	2.0
Affiliated Money Market Mutual Fund	1.5
Beverages	1.4
Health Care Providers & Services	1.4
Real Estate Management & Development	1.3
Road & Rail	1.3
Semiconductors & Semiconductor Equipment	1.3
Trading Companies & Distributors	1.3
Commercial Services & Supplies	1.1
Energy Equipment & Services	1.1
Household Products	1.0%
Internet Software & Services	1.0
Construction & Engineering	0.9
Electric Utilities	0.9
Multi-Utilities	0.9
Airlines	0.6
Professional Services	0.6
Leisure Products	0.5
Software	0.5
Tobacco	0.5
Construction Materials	0.4
Containers & Packaging	0.4
Electrical Equipment	0.4
Gas Utilities	0.3
Industrial Conglomerates	0.3
Personal Products	0.3
Air Freight & Logistics	0.2
Electronic Equipment, Instruments & Components	0.2
Health Care Technology	0.2
Household Durables	0.2
Internet & Catalog Retail	0.2
Life Sciences Tools & Services	0.2
Paper & Forest Products	0.2
Distributors	0.1

99.0
Other assets in excess of liabilities	1.0

100.0%

The Series invested in various derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments were equity risk and foreign exchange risk. The effect of such derivative instruments on the Series’ financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

Prudential International Value Fund	19

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Fair values of derivative instruments as of April 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange contracts	—	$—	Unrealized depreciation on forward foreign currency exchange contracts	$132,908

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Forward Currency Contracts(2)	Total
Foreign exchange contracts	—	$126,354	$126,354
Equity contracts	$(48,128)	—	(48,128)

Total	$(48,128)	$126,354	$78,226

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward Currency Contracts(3)
Foreign exchange contracts	$(79,581)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.
(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.
(3)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended April 30, 2014, the Series’ average value at settlement date payable for forward foreign currency exchange purchase contracts was $2,353,773 and the Series’ average value at settlement date receivable for forward foreign currency exchange sale contracts was $8,300,985.

See Notes to Financial Statements.

20

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Series invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts Available for Offset	Collateral Received(3)	Net Amount
State Street Bank	$ —	$—	$—	$—

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts Available for Offset	Collateral Pledged(3)	Net Amount
State Street Bank	$(132,908)	$—	$—	$(132,908)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.
(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.
(3)	Amounts shown reflect actual collateral received or pledged by the Series. Such amounts are applied up to 100% of the Series’ OTC derivative exposure by counterparty.

See Notes to Financial Statements.

Prudential International Value Fund	21

Statement of Assets & Liabilities

as of April 30, 2014 (Unaudited)

Assets
Investments at value:
Unaffiliated Investments (cost $45,608,019)	$57,920,669
Affiliated Investments (cost $880,849)	880,849
Foreign currency, at value (cost $389,561)	394,272
Receivable for investments sold	453,399
Dividends and interest receivable	305,490
Tax reclaim receivable	272,386
Receivable for Fund shares sold	11,251
Prepaid expenses	361

Total assets	60,238,677

Liabilities
Payable for investments purchased	499,549
Unrealized depreciation on forward foreign currency exchange contracts	132,908
Accrued expenses	105,838
Management fee payable	48,352
Payable for Fund shares reacquired	32,157
Distribution fee payable	12,626
Affiliated transfer agent fee payable	11,147

Total liabilities	842,577

Net Assets	$59,396,100

Net assets were comprised of:
Common stock, at par value	$25,501
Paid-in capital in excess of par	56,878,042

56,903,543
Undistributed net investment income	94,107
Accumulated net realized loss on investment and foreign currency transactions	(9,812,139)
Net unrealized appreciation on investments and foreign currencies	12,210,589

Net assets, April 30, 2014	$59,396,100

See Notes to Financial Statements.

22

Class A
Net asset value and redemption price per share ($36,516,668 ÷ 1,562,645 shares of common stock issued and outstanding)	$23.37
Maximum sales charge (5.50% of offering price)	1.36

Maximum offering price to public	$24.73

Class B
Net asset value, offering price and redemption price per share ($1,449,848 ÷ 65,072 shares of common stock issued and outstanding)	$22.28

Class C
Net asset value, offering price and redemption price per share ($4,912,703 ÷ 220,077 shares of common stock issued and outstanding)	$22.32

Class Z
Net asset value, offering price and redemption price per share ($16,516,881 ÷ 702,281 shares of common stock issued and outstanding)	$23.52

See Notes to Financial Statements.

Prudential International Value Fund	23

Statement of Operations

Six Months Ended April 30, 2014 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $69,216)	$987,665
Interest income	2,225
Affiliated dividend income	1,243

Total income	991,133

Expenses
Management fee	435,394
Distribution fee—Class A	54,112
Distribution fee—Class B	7,405
Distribution fee—Class C	24,248
Custodian’s fees and expenses	94,000
Transfer agent’s fees and expenses (including affiliated expense of $42,000)	79,000
Registration fees	26,000
Reports to shareholders	17,000
Audit fee	15,000
Legal fees and expenses	10,000
Directors’ fees	7,000
Insurance fees	1,000
Interest expense	58
Miscellaneous	17,654

Total expenses	787,871
Less: Distribution fee waiver—Class A	(9,019)

Net expenses	778,852

Net investment income	212,281

Realized And Unrealized Gain (Loss) On Investments And Foreign Currencies
Net realized gain on:
Investment transactions	12,050,285
Foreign currency transactions	127,629

12,177,914

Net change in unrealized appreciation (depreciation) on:
Investments	(9,963,562)
Foreign currencies	(65,503)

(10,029,065)

Net gain on investments and foreign currencies	2,148,849

Net Increase In Net Assets Resulting From Operations	$2,361,130

See Notes to Financial Statements.

24

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2014	Year Ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income	$212,281	$1,233,561
Net realized gain on investment and foreign currency transactions	12,177,914	4,554,824
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(10,029,065)	13,824,095

Net increase in net assets resulting from operations	2,361,130	19,612,480

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(379,684)	(674,229)
Class B	(7,698)	(19,472)
Class C	(25,260)	(65,031)
Class Z	(759,858)	(1,269,401)

	(1,172,500)	(2,028,133)

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	4,961,380	11,093,355
Net asset value of shares issued in reinvestment of dividends and distributions	1,154,922	2,004,448
Cost of shares reacquired	(53,736,476)	(21,607,276)

Net decrease in net assets from Series share transactions	(47,620,174)	(8,509,473)

Total increase (decrease)	(46,431,544)	9,074,874

Net Assets:
Beginning of period	105,827,644	96,752,770

End of period(a)	$59,396,100	$105,827,644

(a) Includes undistributed net investment income of:	$94,107	$1,054,326

See Notes to Financial Statements.

Prudential International Value Fund	25

Notes to Financial Statements

(Unaudited)

Prudential World Fund, Inc. (the “Fund”), is registered under the Investment Company Act of 1940, as amended, (“1940 Act”) as an open-end diversified management investment company and currently consists of six series: Prudential International Value Fund (the “Series”), Prudential Jennison Global Infrastructure Fund, Prudential International Equity Fund, Prudential Emerging Markets Debt Local Currency Fund, Prudential Jennison Global Opportunities Fund and Prudential Jennison International Opportunities Fund. These financial statements relate to Prudential International Value Fund. The financial statements of the other series are not presented herein. The investment objective of the Series is long-term growth of capital.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements.

Security Valuation: The Series holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the

26

NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the

Prudential International Value Fund	27

Notes to Financial Statements

(Unaudited) continued

event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange.

(ii) Purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the fiscal period, the Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the fiscal period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding

28

taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Foreign Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. The Series enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Series’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Warrants and Rights: The Series may hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Series until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Series may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market

Prudential International Value Fund	29

Notes to Financial Statements

(Unaudited) continued

or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Series has valued the investment. Therefore, the Series may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Series’ Subadviser under the guidelines adopted by the Directors of the Series. However, the liquidity of the Series’ investments in Rule 144A securities could be impaired if trading does not develop or declines.

Master Netting Arrangements: The Series is subject to various Master Agreements, or netting arrangements, with select counterparties. A master netting arrangement between the Series and the counterparty permits the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

The Series is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Series is held in a segregated account by the Series’ custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Portfolio of Investments. Collateral pledged by the Series is segregated by the Series’ custodian and identified in the Portfolio of Investments. Collateral can be in the form of cash or debt securities

30

issued by the U.S. Government or related agencies or other securities as agreed to by the Series and the applicable counterparty. Collateral requirements are determined based on the Series’ net position with each counterparty. Termination events applicable to the Series may occur upon a decline in the Series’ net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Series’ counterparties to elect early termination could impact the Series’ future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of April 30, 2014, the Series has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on

Prudential International Value Fund	31

Notes to Financial Statements

(Unaudited) continued

an accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management, that may differ from actual.

Net investment income or loss, (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Series expects to pay dividends of net investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement for the Series with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into subadvisory agreements with LSV Asset Management (“LSV”) and Thornburg Investment Management, Inc. (“Thornburg”) for the Series.

32

The subadvisory agreements provide that LSV and Thornburg furnish investment advisory services in connection with the management of the Series. In connection therewith, LSV and Thornburg are obligated to keep certain books and records of the Series. PI pays for the services of the subadvisors, the compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of 1% of the average daily net assets up to $300 million, .95% of the next $700 million of average daily net assets and .90% of average daily net assets in excess of $1 billion of the Series. The effective management fee was 1.00% for the six months ended April 30, 2014.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B and Class C shares pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Series.

Pursuant to the Class A, B and C Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to .30%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. For the six months ended April 30, 2014, PIMS contractually agreed to limit such fee to .25% of the average daily net assets of the Class A shares.

PIMS has advised the Series that it received $14,135 in front-end sales charges resulting from sales of Class A shares, during the six months ended April 30, 2014. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS advised the Series that for the six months ended April 30, 2014, it received $842 and $341 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PI and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Prudential International Value Fund	33

Notes to Financial Statements

(Unaudited) continued

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly owned subsidiary of Prudential, serves as the Series’ transfer agent. The transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2 registered under the 1940 Act, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended April 30, 2014 were $10,797,316 and $58,321,148, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of April 30, 2014 were as follows:

Tax Basis	$47,151,571

Appreciation	14,720,683
Depreciation	(3,070,736)

Net Unrealized Appreciation	$11,649,947

The book basis may differ from tax basis due to certain tax related adjustments.

Under the Regulated Investment Company Modernization Act of 2010 (“the Act”), the Series is permitted to carryforward capital losses incurred in the fiscal year ended October 31, 2012 and October 31, 2013 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before October 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. The Series utilized approximately $4,553,000 of its capital loss carryforward to offset net

34

taxable gains realized in the fiscal year ended October 31, 2013. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of October 31, 2013, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$0

Pre-Enactment Losses:
Expiring 2017	20,514,000
Expiring 2018	978,000

$21,492,000

Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. The Series’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Series offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class C shares are sold with a CDSC of 1% during the first 12 months from the date of purchase. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of common stock.

There are 250 million authorized shares of $.01 par value common stock, divided into four classes, designated Class A, Class B, Class C and Class Z common stock, each of which consists of 75 million, 50 million, 50 million and 75 million authorized shares, respectively.

Prudential International Value Fund	35

Notes to Financial Statements

(Unaudited) continued

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2014:
Shares sold	51,992	$1,184,490
Shares issued in reinvestment of dividends and distributions	16,103	364,728
Shares reacquired	(112,965)	(2,601,755)

Net increase (decrease) in shares outstanding before conversion	(44,870)	(1,052,537)
Shares issued upon conversion from Class B	5,081	114,261

Net increase (decrease) in shares outstanding	(39,789)	$(938,276)

Year ended October 31, 2013:
Shares sold	122,524	$2,555,126
Shares issued in reinvestment of dividends and distributions	32,904	653,810
Shares reacquired	(311,730)	(6,480,038)

Net increase (decrease) in shares outstanding before conversion	(156,302)	(3,271,102)
Shares issued upon conversion from Class B	17,629	368,731
Shares reacquired upon conversion into Class Z	(2,840)	(57,629)

Net increase (decrease) in shares outstanding	(141,513)	$(2,960,000)

Class B
Six months ended April 30, 2014:
Shares sold	5,554	$121,037
Shares issued in reinvestment of dividends and distributions	335	7,255
Shares reacquired	(5,712)	(124,297)

Net increase (decrease) in shares outstanding before conversion	177	3,995
Shares reacquired upon conversion into Class A	(5,332)	(114,261)

Net increase (decrease) in shares outstanding	(5,155)	$(110,266)

Year ended October 31, 2013:
Shares sold	17,604	$353,419
Shares issued in reinvestment of dividends and distributions	966	18,389
Shares reacquired	(8,813)	(172,803)

Net increase (decrease) in shares outstanding before conversion	9,757	199,005
Shares reacquired upon conversion into Class A	(18,476)	(368,731)

Net increase (decrease) in shares outstanding	(8,719)	$(169,726)

36

Class C	Shares	Amount
Six months ended April 30, 2014:
Shares sold	13,898	$305,453
Shares issued in reinvestment of dividends and distributions	1,130	24,530
Shares reacquired	(16,564)	(362,319)

Net increase (decrease) in shares outstanding	(1,536)	$(32,336)

Year ended October 31, 2013:
Shares sold	18,448	$377,849
Shares issued in reinvestment of dividends and distributions	3,380	64,459
Shares reacquired	(58,936)	(1,181,776)

Net increase (decrease) in shares outstanding	(37,108)	$(739,468)

Class Z
Six months ended April 30, 2014:
Shares sold	145,298	$3,350,400
Shares issued in reinvestment of dividends and distributions	33,293	758,409
Shares reacquired	(2,169,829)	(50,648,105)

Net increase (decrease) in shares outstanding	(1,991,238)	$(46,539,296)

Year ended October 31, 2013:
Shares sold	371,363	$7,806,961
Shares issued in reinvestment of dividends and distributions	63,485	1,267,790
Shares reacquired	(656,863)	(13,772,659)

Net increase (decrease) in shares outstanding before conversion	(222,015)	(4,697,908)
Shares reacquired upon conversion into Class A	2,824	57,629

Net increase (decrease) in shares outstanding	(219,191)	$(4,640,279)

Prudential International Value Fund	37

Notes to Financial Statements

(Unaudited) continued

Note 7. Borrowings

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 5, 2013 through November 4, 2014. The Funds pay an annualized commitment fee of .08% of the unused portion of the SCA. Prior to November 5, 2013, the Funds had another SCA with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Series utilized the SCA during the six months ended April 30, 2014. The average daily balance for the 7 days the Series had loans outstanding during the period was $213,000, borrowed at a weighted average interest rate of 1.41%. At April 30, 2014, the Series did not have an outstanding loan amount.

38

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2014		2013	2012	2011	2010	2009
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$23.04		$19.36	$18.80	$20.29	$18.45	$15.28
Income (loss) from investment operations:
Net investment income	.12		.24	.29	.32	.22	.20
Net realized and unrealized gain (loss) on investments	.45		3.83	.57	(1.64)	1.71	3.59
Total from investment operations	.57		4.07	.86	(1.32)	1.93	3.79
Less Dividends and Distributions:
Dividends from net investment income	(.24)		(.39)	(.30)	(.17)	(.12)	(.62)
Capital Contributions(d)	-		-	-	-	.03	-
Net asset value, end of period	$23.37		$23.04	$19.36	$18.80	$20.29	$18.45
Total Return(a):	2.50%		21.37%	4.71%	(6.56)%	10.68%	26.03%

Ratios/Supplemental Data:
Net assets, end of period (000)	$36,517		$36,920	$33,759	$38,858	$45,598	$45,945
Average net assets (000)	$36,373		$35,050	$34,669	$44,169	$44,626	$39,582
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.91%	(e)	1.79%	1.79%	1.78%	1.66%	1.65%
Expenses before waivers and/or expense reimbursement	1.96%	(e)	1.84%	1.84%	1.83%	1.71%	1.70%
Net investment income	1.02%	(e)	1.14%	1.59%	1.56%	1.17%	1.30%
Portfolio turnover rate	13%	(f)	21%	16%	25%	40%	40%

(a) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based on the average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolio in which the Series invests.

(d) The Series received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Series shares during the fiscal year ended October 31, 2010. The Series was not involved in the proceedings or in the calculation of the amount of the settlement.

(e) Annualized.

(f) Not Annualized.

See Notes to Financial Statements.

Prudential International Value Fund	39

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended April 30,		Year Ended October 31,
	2014		2013	2012	2011	2010	2009
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$21.93		$18.46	$17.93	$19.37	$17.64	$14.58
Income (loss) from investment operations:
Net investment income	.03		.08	.15	.16	.08	.08
Net realized and unrealized gain (loss) on investments	.43		3.65	.54	(1.56)	1.63	3.45
Total from investment operations	.46		3.73	.69	(1.40)	1.71	3.53
Less Dividends and Distributions:
Dividends from net investment income	(.11)		(.26)	(.16)	(.04)	(.01)	(.47)
Capital Contributions(d)	-		-	-	-	.03	-
Net asset value, end of period	$22.28		$21.93	$18.46	$17.93	$19.37	$17.64
Total Return(a):	2.13%		20.43%	3.91%	(7.26)%	9.86%	25.11%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,450		$1,540	$1,457	$1,975	$3,093	$3,839
Average net assets (000)	$1,493		$1,468	$1,655	$2,651	$3,314	$3,985
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	2.66%	(e)	2.54%	2.54%	2.52%	2.41%	2.40%
Expenses before waivers and/or expense reimbursement	2.66%	(e)	2.54%	2.54%	2.52%	2.41%	2.40%
Net investment income	.25%	(e)	.40%	.83%	.81%	.43%	.58%
Portfolio turnover rate	13%	(f)	21%	16%	25%	40%	40%

(a) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based on the average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolio in which the Series invests.

(d) The Series received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Series shares during the fiscal year ended October 31, 2010. The Series was not involved in the proceedings or in the calculation of the amount of the settlement.

(e) Annualized.

(f) Not Annualized.

See Notes to Financial Statements.

40

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2014		2013	2012	2011	2010	2009
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$21.97		$18.49	$17.96	$19.40	$17.66	$14.60
Income (loss) from investment operations:
Net investment income	.03		.08	.15	.16	.07	.08
Net realized and unrealized gain (loss) on investments	.43		3.66	.54	(1.56)	1.65	3.45
Total from investment operations	.46		3.74	.69	(1.40)	1.72	3.53
Less Dividends and Distributions:
Dividends from net investment income	(.11)		(.26)	(.16)	(.04)	(.01)	(.47)
Capital Contributions(d)	-		-	-	-	.03	-
Net asset value, end of period	$22.32		$21.97	$18.49	$17.96	$19.40	$17.66
Total Return(a):	2.13%		20.45%	3.90%	(7.25)%	9.91%	25.08%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,913		$4,870	$4,784	$5,947	$6,828	$7,507
Average net assets (000)	$4,890		$4,802	$5,132	$6,690	$6,760	$6,807
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	2.66%	(e)	2.54%	2.54%	2.53%	2.41%	2.40%
Expenses before waivers and/or expense reimbursement	2.66%	(e)	2.54%	2.54%	2.53%	2.41%	2.40%
Net investment income	.30%	(e)	.38%	.83%	.81%	.42%	.58%
Portfolio turnover rate	13%	(f)	21%	16%	25%	40%	40%

(a) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based on the average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolio in which the Series invests.

(d) The Series received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Series shares during the fiscal year ended October 31, 2010. The Series was not involved in the proceedings or in the calculation of the amount of the settlement.

(e) Annualized.

(f) Not Annualized.

See Notes to Financial Statements.

Prudential International Value Fund	41

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2014		2013	2012	2011	2010	2009
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$23.20		$19.48	$18.93	$20.42	$18.55	$15.37
Income (loss) from investment operations:
Net investment income	.01		.29	.34	.24	.26	.24
Net realized and unrealized gain (loss) on investments	.59		3.87	.56	(1.51)	1.74	3.62
Total from investment operations	.60		4.16	.90	(1.27)	2.00	3.86
Less Dividends and Distributions:
Dividends from net investment income	(.28)		(.44)	(.35)	(.22)	(.16)	(.68)
Capital Contributions(d)	-		-	-	-	.03	-
Net asset value, end of period	$23.52		$23.20	$19.48	$18.93	$20.42	$18.55
Total Return(a):	2.64%		21.73%	4.92%	(6.30)%	11.01%	26.41%

Ratios/Supplemental Data:
Net assets, end of period (000)	$16,517		$62,498	$56,753	$52,086	$159,020	$136,238
Average net assets (000)	$45,044		$58,925	$53,465	$79,550	$139,023	$115,310
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.56%	(e)	1.54%	1.54%	1.47%	1.41%	1.40%
Expenses before waivers and/or expense reimbursement	1.56%	(e)	1.54%	1.54%	1.47%	1.41%	1.40%
Net investment income	.08%	(e)	1.37%	1.86%	1.16%	1.41%	1.58%
Portfolio turnover rate	13%	(f)	21%	16%	25%	40%	40%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based on the average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolio in which the Series invests.

(d) The Series received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Series shares during the fiscal year ended October 31, 2010. The Series was not involved in the proceedings or in the calculation of the amount of the settlement.

(e)	Annualized.
(f)	Not Annualized.

See Notes to Financial Statements.

42

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer and Chief Compliance Officer • Deborah A. Docs, Secretary • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISERS	LSV Asset Management	155 North Wacker Drive 46th Floor Chicago, IL 60606

	Thornburg Investment Management, Inc.	2300 North Ridgetop Road Santa Fe, NM 87506

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential International Value Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL INTERNATIONAL VALUE FUND

SHARE CLASS	A	B	C	Z
NASDAQ	PISAX	PISBX	PCISX	PISZX
CUSIP	743969503	743969602	743969701	743969800

MF115E2    0262875-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL EMERGING MARKETS DEBT LOCAL CURRENCY FUND

SEMIANNUAL REPORT • APRIL 30, 2014

Fund Type

Emerging Market Bond

Objective

Total return, through a combination of current income and capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2014, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS). Prudential Fixed Income is a unit of Prudential Investment Management, Inc. (PIM), a registered investment adviser. PIMS and PIM are Prudential Financial companies. © 2014 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

June 16, 2014

Dear Shareholder:

We hope you find the semiannual report for the Prudential Emerging Markets Debt Local Currency Fund informative and useful. The report covers performance for the six-month period that ended April 30, 2014.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Emerging Markets Debt Local Currency Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Emerging Markets Debt Local Currency Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 4/30/14
	Six Months	One Year	Since Inception
Class A	–1.55%	–11.32%	0.14% (3/30/11)
Class C	–1.81	–11.93	–1.22 (3/30/11)
Class Q	–1.16	–10.91	1.44 (3/30/11)
Class Z	–1.20	–10.93	1.40 (3/30/11)
JP Morgan Government Bond Index-Emerging Markets Global Diversified Index	–1.48	–9.42	4.35
Lipper Emerging Markets Local Currency Debt Funds Average	–1.58	–9.64	2.75

Average Annual Total Returns (With Sales Charges) as of 3/31/14
		One Year	Since Inception
Class A		–13.29%	–1.85% (3/30/11)
Class C		–10.70	–0.77 (3/30/11)
Class Q		–8.81	0.09 (3/30/11)
Class Z		–8.93	0.04 (3/30/11)
JP Morgan Government Bond Index-Emerging Markets Global Diversified Index		–7.14	1.13
Lipper Emerging Markets Local Currency Debt Funds Average		–7.76	0.55

Source: Prudential Investments LLC and Lipper Inc.

Inception date: 3/30/11

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Q	Class Z
Maximum initial sales charge	4.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	None	None

Benchmark Definitions

JP Morgan Government Bond Index-Emerging Markets Global Diversified Index

The JP Morgan Government Bond Index-Emerging Markets Global Diversified Index (GBI-EM Global Diversified), an unmanaged index, is a comprehensive emerging markets debt benchmark that tracks local currency bonds issued by emerging market governments.

Lipper Emerging Markets Local Currency Debt Funds Average

Funds in the Lipper Emerging Markets Local Currency Debt Funds Average seek either current income or total return by investing at least 65% of total assets in debt issues denominated in the currency of their market of issuance. “Emerging market” is defined by a country’s GNP per capita or other economic measures.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Distributions and Yields as of 4/30/14
	Total Distributions Paid for 12 Months	30-Day SEC Yield
Class A	$0.27	6.28%
Class C	0.23	5.78
Class Q	0.28	6.71
Class Z	0.28	6.77

Prudential Emerging Markets Debt Local Currency Fund	3

Your Fund’s Performance (continued)

Five Largest Issues expressed as a percentage of net assets as of 4/30/14
South Africa Government Bond, Sr. Unsec'd. Notes, Ser. R209, 6.250%, 03/31/36	5.4%
Brazil Notas do Tesouro Nacionalie, Notes, Ser. NTNF, 10.000%, 01/01/23	4.3
Poland Government Bond, Bonds, Ser. 1023, 4.000%, 10/25/23	2.8
Mexican Bonos, Bonds, Ser. M, 8.000%, 12/07/23	2.7
Brazil Notas do Tesouro Nacionalie, Sr. Notes, Ser. NTNF, 10.000%,01/01/17	2.7

Issues reflect only long-term investments and are subject to change.

Credit Quality* expressed as a percentage of net assets as of 4/30/14
A	13.5%
Baa	51.7
Ba	7.0
B	2.8
Not Rated	22.2
Total Investments	97.2
Other assets in excess of liabilities	2.8
Net Assets	100.0%

*Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

**Approximately 1.0% of Not Rated is invested in affiliated money market mutual fund.

Credit Quality is subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2013, at the beginning of the period, and held through the six-month period ended April 30, 2014. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

Prudential Emerging Markets Debt Local Currency Fund	5

Fees and Expenses (continued)

Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Emerging Markets Debt Local Currency Fund		Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$984.50	1.30%	$6.40
	Hypothetical	$1,000.00	$1,018.35	1.30%	$6.51

Class C	Actual	$1,000.00	$981.90	2.05%	$10.07
	Hypothetical	$1,000.00	$1,014.63	2.05%	$10.24

Class Q	Actual	$1,000.00	$988.40	1.05%	$5.18
	Hypothetical	$1,000.00	$1,019.89	1.05%	$5.26

Class Z	Actual	$1,000.00	$988.00	1.05%	$5.18
	Hypothetical	$1,000.00	$1,019.59	1.05%	$5.26

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2014, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2014 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annual expense ratios for the period ended April 30, 2014, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	2.09%	1.30%
C	2.77	2.05
Q	1.68	1.05
Z	1.77	1.05

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Emerging Markets Debt Local Currency Fund	7

Portfolio of Investments

as of April 30, 2014 (Unaudited)

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
LONG-TERM INVESTMENTS 96.2%

FOREIGN BONDS

Argentina 1.1%
Argentina Boden Bonds, Bond	7.000%	10/03/15		410	$397,598

Brazil 16.0%
Banco BMG SA, Sr. Unsec’d. Notes, RegS	9.150	01/15/16		80	84,300
Banco Santander Brasil SA, Sr. Unsec’d. Notes, MTN, 144A	8.000	03/18/16	BRL	2,250	927,851
Brazil Notas do Tesouro Nacionalie,
Notes, Ser. NTNF	10.000	01/01/18	BRL	1,262	528,956
Notes, Ser. NTNF	10.000	01/01/19	BRL	650	268,940
Notes, Ser. NTNF	10.000	01/01/21	BRL	1,983	797,384
Notes, Ser. NTNF	10.000	01/01/23	BRL	4,177	1,640,170
Notes, Ser. NTNF	10.000	01/01/25	BRL	1,220	466,574
Brazil Notas do Tesouro Nacionalie, Sr. Notes, Ser. NTNF	10.000	01/01/17	BRL	2,345	1,000,458
Brazilian Government International Bond, Sr. Unsec’d. Notes	8.500	01/05/24	BRL	54	23,370
Itau Unibanco Holding SA, Sr. Unsec’d. Notes, RegS	10.500	11/23/15	BRL	300	131,853
JBS Finance II Ltd., Gtd. Notes, RegS	8.250	01/29/18		150	160,500

					6,030,356

Colombia 4.7%
Colombia Government International Bond, Sr. Unsec’d. Notes	9.850	06/28/27	COP	180,000	121,324
Colombian TES,
Bonds, Ser. B	7.250	06/15/16	COP	300,000	161,024
Bonds, Ser. B	8.000	10/28/15	COP	466,000	251,026
Bonds, Ser. B	11.000	07/24/20	COP	1,102,800	708,629
Bonds, Ser. B	11.250	10/24/18	COP	590,200	368,461
Empresas Publicas de Medellin ESP, Sr. Unsec’d. Notes, RegS	8.375	02/01/21	COP	300,000	164,750

					1,775,214

Dominican Republic 0.4%
Dominican Republic International Bond, Sr. Unsec’d. Notes, RegS	9.040	01/23/18		122	134,196

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	9

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

Ghana
Ghana Government Bond, Bonds, Ser. 3Y	16.900%	03/07/16	GHS	10	$3,147

Hungary 5.2%
Hungary Government Bond,
Bonds, Ser. 16/C	5.500	02/12/16	HUF	33,080	155,612
Bonds, Ser. 17/A	6.750	11/24/17	HUF	148,570	736,517
Bonds, Ser. 17/B	6.750	02/24/17	HUF	50,270	245,728
Hungary Government International Bond, Sr. Unsec’d. Notes	4.000	03/25/19		184	185,840
Magyar Export-Import Bank Zrt, Gov’t. Gtd. Notes, RegS	5.500	02/12/18		400	424,712
MFB Magyar Fejlesztesi Bank Zrt, Gov’t. Gtd. Notes, 144A	6.250	10/21/20		200	215,000

					1,963,409

Indonesia 10.8%
Berau Capital Resources Pte Ltd., Sr. Sec’d. Notes, RegS	12.500	07/08/15		145	150,437
Indonesia Government International Bond, Sr. Unsec’d. Notes, RegS	11.625	03/04/19		140	188,650
Indonesia Treasury Bond,
Sr. Unsec’d. Notes, Ser. FR53	8.250	07/15/21	IDR	6,500,000	570,644
Sr. Unsec’d. Notes, Ser. FR56	8.375	09/15/26	IDR	1,000,000	86,494
Sr. Unsec’d. Notes, Ser. FR58	8.250	06/15/32	IDR	1,700,000	142,775
Sr. Unsec’d. Notes, Ser. FR59	7.000	05/15/27	IDR	3,800,000	292,523
Sr. Unsec’d. Notes, Ser. FR61	7.000	05/15/22	IDR	2,000,000	162,609
Sr. Unsec’d. Notes, Ser. FR63	5.625	05/15/23	IDR	3,100,000	226,925
Sr. Unsec’d. Notes, Ser. FR65	6.625	05/15/33	IDR	7,500,000	527,073
Sr. Unsec’d. Notes, Ser. FR67	8.750	02/15/44	IDR	2,700,000	231,782
Sr. Unsec’d. Notes, Ser. FR69	7.875	04/15/19	IDR	5,900,000	515,417
Sr. Unsec’d. Notes, Ser. FR69	8.375	03/15/24	IDR	1,100,000	97,189
Sr. Unsec’d. Notes, Ser. FR69	9.000	03/15/29	IDR	4,400,000	396,748
Majapahit Holding BV, Gtd. Notes, RegS	7.750	10/17/16		100	112,500
Perusahaan Penerbit SBSN Indonesia, Sr. Unsec’d. Notes, RegS	4.000	11/21/18		375	384,375

					4,086,141

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

Kazakhstan 0.5%
KazMunayGas National Co. JSC, Sr. Unsec’d. Notes, MTN, RegS	9.125%	07/02/18		150	$179,250

Luxembourg 0.5%
Millicom International Cellular SA, Sr. Unsec’d. Notes, 144A	4.750	05/22/20		200	193,000

Malaysia 2.9%
Malaysia Government Bond,
Sr. Unsec’d. Notes, Ser. 0311	4.392	04/15/26	MYR	580	179,496
Sr. Unsec’d. Notes, Ser. 0412	4.127	04/15/32	MYR	2,200	640,832
Sr. Unsec’d. Notes, Ser. 0413	3.844	04/15/33	MYR	500	138,957
Sr. Unsec’d. Notes, Ser. 0612	3.492	03/31/20	MYR	430	129,201

					1,088,486

Mexico 10.7%
America Movil SAB de CV, Sr. Unsec’d. Notes, Ser. 12	6.450	12/05/22	MXN	7,500	537,330
Cemex SAB de CV, Sr. Sec’d. Notes, RegS	9.500	06/15/18		200	228,500
Mexican Bonos,
Bonds, Ser. M	6.500	06/10/21	MXN	2,000	159,469
Bonds, Ser. M	6.500	06/09/22	MXN	7,225	569,719
Bonds, Ser. M	7.750	05/29/31	MXN	9,356	770,262
Bonds, Ser. M	8.000	06/11/20	MXN	2,700	232,462
Bonds, Ser. M	8.000	12/07/23	MXN	11,710	1,012,251
Bonds, Ser. M 10	7.750	12/14/17	MXN	2,170	182,189
Petroleos Mexicanos, Gtd. Notes, 144A	7.650	11/24/21	MXN	4,120	328,628

					4,020,810

Nigeria 1.7%
Nigeria Government Bond, Bonds,
Ser. 5YR	15.100	04/27/17	NGN	33,495	218,817
Ser. 10YR	7.000	10/23/19	NGN	78,721	376,481
Ser. 20YR	10.000	07/23/30	NGN	10,680	51,522

					646,820

Peru 2.4%
Peruvian Government Bond, Sr. Unsec’d. Notes	6.950	08/12/31	PEN	190	69,593

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	11

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

Peru (cont’d.)
Peruvian Government International Bond,
Sr. Unsec’d. Notes, RegS	6.950%	08/12/31	PEN	620	$227,094
Sr. Unsec’d. Notes, RegS	7.840	08/12/20	PEN	845	335,902
Sr. Unsec’d. Notes, 144A	7.840	08/12/20	PEN	650	258,386

					890,975

Philippines 0.9%
Philippine Government International Bond,
Sr. Unsec’d. Notes	4.950	01/15/21	PHP	5,000	116,925
Sr. Unsec’d. Notes	6.250	01/14/36	PHP	10,000	230,484

					347,409

Poland 4.3%
Poland Government Bond,
Bonds, Ser. 1017	5.250	10/25/17	PLN	520	183,206
Bonds, Ser. 1020	5.250	10/25/20	PLN	1,070	384,580
Bonds, Ser. 1023	4.000	10/25/23	PLN	3,235	1,065,921

					1,633,707

Romania 0.6%
Romania Government Bond, Bonds, Ser. 5YR	5.600	11/28/18	RON	690	227,741

Russia 10.3%
AHML Finance Ltd., Unsec’d. Notes, 144A	7.750	02/13/18	RUB	12,250	307,160
Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d. Notes, RegS	9.250	04/23/19		225	258,187
Russian Agricultural Bank OJSC Via RSHB Capital SA, Sr. Unsec’d. Notes, RegS	8.625	02/17/17	RUB	13,400	346,049
Russian Agricultural Bank OJSC Via RSHB Capital SA, Sr. Unsec’d. Notes, MTN, RegS	8.700	03/17/16	RUB	6,000	157,904
Russian Federal Bond - OFZ,
Bonds, Ser. 6211	7.000	01/25/23	RUB	13,190	321,188
Bonds, Ser. 6212	7.050	01/19/28	RUB	17,955	415,084
Bonds, Ser. 6215	7.000	08/16/23	RUB	14,039	338,788
Bonds, Ser. 6216	6.700	05/15/19	RUB	4,400	111,615
Russian Foreign Bond - Eurobond, Sr. Unsec’d. Notes, RegS	7.500	03/31/30		476	530,824

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

Russia (cont’d.)
Russian Railways via RZD Capital PLC, Sr. Unsec’d. Notes, RegS	8.300%	04/02/19	RUB	30,200	$771,425
VimpelCom Holdings BV,
Gtd. Notes, 144A	4.234(a)	06/29/14		200	200,251
Gtd. Notes, 144A	9.000	02/13/18	RUB	5,000	131,291

					3,889,766

South Africa 8.8%
Eskom Holdings SOC Ltd., Gov. Gtd., Ser. ES23, MTN	10.000	01/25/23	ZAR	7,500	764,311
South Africa Government Bond,
Bonds, Ser. 2023	7.750	02/28/23	ZAR	470	43,049
Bonds, Ser. R204	8.000	12/21/18	ZAR	950	91,054
Sr. Unsec’d. Notes, Ser. R208	6.750	03/31/21	ZAR	4,390	387,057
Sr. Unsec’d. Notes, Ser. R209	6.250	03/31/36	ZAR	28,884	2,023,102

					3,308,573

Spain 1.4%
Spain Government International Bond, Sr. Unsec’d. Notes, MTN, 144A	4.000	03/06/18		500	534,140

Sri Lanka 1.1%
Bank of Ceylon, Sr. Unsec’d. Notes, RegS	6.875	05/03/17		400	418,000

Thailand 3.3%
Thailand Government Bond,
Sr. Unsec’d. Notes	3.580	12/17/27	THB	5,000	149,990
Sr. Unsec’d. Notes	3.625	06/16/23	THB	12,077	375,530
Sr. Unsec’d. Notes	3.650	12/17/21	THB	2,000	62,766
Sr. Unsec’d. Notes	3.775	06/25/32	THB	600	17,876
Sr. Unsec’d. Notes	3.850	12/12/25	THB	2,000	62,455
Sr. Unsec’d. Notes	5.670	03/13/28	THB	5,000	184,080
Sr. Unsec’d. Notes - Inflation Linked	1.200	07/14/21	THB	9,381	277,469
Unsec’d. - Inflation Linked	1.250	03/12/28	THB	4,091	111,437

					1,241,603

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	13

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

Turkey 8.0%
Turkey Government Bond,
Bonds	7.100%	03/08/23	TRY	465	$192,690
Bonds	8.300	06/20/18	TRY	750	346,665
Bonds	8.500	09/14/22	TRY	1,245	565,145
Bonds	8.800	09/27/23	TRY	730	336,694
Bonds	9.500	01/12/22	TRY	415	199,486
Bonds	10.000	06/17/15	TRY	490	234,030
Bonds	10.500	01/15/20	TRY	625	313,455
Bonds, Ser. 5YR	9.000	03/08/17	TRY	1,765	835,795

					3,023,960

Uruguay
Uruguay Government International Bond, Sr. Unsec’d. Notes	4.375	12/15/28	UYU	247	11,412

Venezuela 0.6%
Petroleos de Venezuela SA, Sr. Unsec’d. Notes	4.900	10/28/14		240	232,560

TOTAL LONG-TERM INVESTMENTS (cost $39,577,934)					36,278,273

			Shares

SHORT-TERM INVESTMENTS 1.0%

AFFILIATED MONEY MARKET MUTUAL FUND 1.0%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $361,089; Note 3)(b)				361,089	361,089

		Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*

Put Options
Currency Option EUR vs USD, expiring 07/24/14, @ FX Rate 1.38		Credit Suisse First Boston Corp.	EUR	1,230	13,169

See Notes to Financial Statements.

14

Description	Counterparty	Notional Amount (000)#		Value (Note 1)
OPTIONS PURCHASED* (Continued)

Put Options (cont’d.)
Currency Option USD vs RUB, expiring 09/11/14, @ FX Rate 34.72	Credit Suisse First Boston Corp.		630	$3,063

TOTAL OPTIONS PURCHASED (cost $42,654)				16,232

TOTAL SHORT-TERM INVESTMENTS (cost $403,743)				377,321

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 97.2% (cost $39,981,677; Note 5)				36,655,594

OPTIONS WRITTEN*

PUT OPTIONS
Currency Option EUR vs USD, expiring 07/24/14, @ FX Rate 1.34 (premiums received $5,298)	Credit Suisse First Boston Corp.	EUR	1,230	(4,069)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 97.2% (cost $39,976,379; Note 5)				36,651,525
Other assets in excess of liabilities(c) 2.8%				1,071,404

NET ASSETS 100.0%				$37,722,929

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

BUBOR—Budapest Interbank Offered Rate

MTN—Medium Term Note

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

AUD—Australian Dollar

BRL—Brazilian Real

CLP—Chilean Peso

CNH—Chinese Renminbi

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	15

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

CNY—Chinese Yuan

COP—Colombian Peso

EUR—Euro

GHS—Ghana Cedi

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli New Shekel

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NGN—Nigerian Naira

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

RON—Romanian Leu

RUB—Russian Ruble

THB—Thai Baht

TRY—Turkish Lira

USD—United States Dollar

UYU—Uruguayan Peso

ZAR—South African Rand

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2014.
(b)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(c)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at April 30, 2014:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 07/15/14	Barclays Capital Group	AUD	301	$281,581	$278,459	$(3,122)
Brazilian Real,
Expiring 07/01/14	Toronto Dominion	BRL	181	78,849	79,475	626
Expiring 07/01/14	Toronto Dominion	BRL	411	180,000	180,994	994

See Notes to Financial Statements.

16

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Chilean Peso,
Expiring 05/30/14	Citigroup Global Markets	CLP	30,599	$54,134	$54,034	$(100)
Expiring 05/30/14	Hong Kong & Shanghai Bank	CLP	51,848	93,000	91,556	(1,444)
Expiring 05/30/14	Hong Kong & Shanghai Bank	CLP	51,957	94,184	91,748	(2,436)
Expiring 05/30/14	Toronto Dominion	CLP	51,294	91,925	90,578	(1,347)
Expiring 05/30/14	Toronto Dominion	CLP	51,581	92,689	91,086	(1,603)
Expiring 05/30/14	Toronto Dominion	CLP	102,007	181,346	180,131	(1,215)
Chinese Renminbi,
Expiring 06/26/14	Barclays Capital Group	CNH	1,115	179,862	177,583	(2,279)
Expiring 05/08/14	Citigroup Global Markets	CNH	94	15,000	14,969	(31)
Expiring 07/14/14	Citigroup Global Markets	CNH	4,415	704,152	702,986	(1,166)
Expiring 05/08/14	Credit Suisse First Boston Corp.	CNH	1,027	164,000	164,241	241
Chinese Yuan,
Expiring 07/10/14	Citigroup Global Markets	CNY	1,159	187,321	184,633	(2,688)
Colombian Peso,
Expiring 07/01/14	Citigroup Global Markets	COP	103,162	53,034	52,945	(89)
Euro,
Expiring 07/28/14	Citigroup Global Markets	EUR	272	376,377	377,857	1,480
Hungarian Forint,
Expiring 07/24/14	Barclays Capital Group	HUF	15,056	67,660	67,786	126
Expiring 07/24/14	Citigroup Global Markets	HUF	39,704	175,580	178,759	3,179
Expiring 07/24/14	Citigroup Global Markets	HUF	258,265	1,157,154	1,162,793	5,639
Indonesian Rupiah,
Expiring 07/17/14	Barclays Capital Group	IDR	744,319	63,901	63,470	(431)
Expiring 07/17/14	Barclays Capital Group	IDR	2,199,120	187,000	187,523	523
Expiring 07/17/14	Toronto Dominion	IDR	4,309,998	371,712	367,522	(4,190)

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	17

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Malaysian Ringgit,
Expiring 07/10/14	Barclays Capital Group	MYR	911	$280,000	$277,439	$(2,561)
Expiring 07/10/14	BNP Paribas	MYR	73	22,296	22,235	(61)
Expiring 07/10/14	BNP Paribas	MYR	5,502	1,669,751	1,675,790	6,039
Expiring 07/10/14	JP Morgan Chase	MYR	5,502	1,666,513	1,675,790	9,277
Mexican Peso,
Expiring 07/22/14	Barclays Capital Group	MXN	495	37,589	37,582	(7)
Expiring 07/22/14	JP Morgan Chase	MXN	5,825	441,361	442,178	817
Nigerian Naira,
Expiring 07/10/14	Barclays Capital Group	NGN	29,476	178,104	180,207	2,103
Expiring 07/10/14	Barclays Capital Group	NGN	32,025	191,079	195,788	4,709
Expiring 08/20/14	Barclays Capital Group	NGN	77,517	440,440	467,244	26,804
Peruvian Nuevo Sol,
Expiring 07/11/14	Barclays Capital Group	PEN	53	18,795	18,730	(65)
Expiring 07/11/14	Barclays Capital Group	PEN	157	56,000	55,551	(449)
Expiring 07/11/14	Citigroup Global Markets	PEN	529	187,000	186,753	(247)
Philippine Peso,
Expiring 06/09/14	BNP Paribas	PHP	25,041	554,300	561,306	7,006
Expiring 06/09/14	Citigroup Global Markets	PHP	4,049	91,004	90,773	(231)
Expiring 06/09/14	Hong Kong & Shanghai Bank	PHP	8,730	196,074	195,695	(379)
Polish Zloty,
Expiring 07/24/14	Barclays Capital Group	PLN	69	22,553	22,541	(12)
Expiring 07/24/14	JP Morgan Chase	PLN	3,911	1,281,893	1,284,648	2,755
Expiring 07/24/14	JP Morgan Chase	PLN	3,911	1,281,892	1,284,648	2,756
Romanian Leu,
Expiring 07/24/14	Barclays Capital Group	RON	411	127,803	127,904	101
Expiring 07/24/14	JP Morgan Chase	RON	1,324	407,134	411,985	4,851

See Notes to Financial Statements.

18

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Russian Ruble,
Expiring 07/17/14	Barclays Capital Group	RUB	1,502	$41,349	$41,268	$(81)
Expiring 07/17/14	BNP Paribas	RUB	1,607	44,221	44,161	(60)
Expiring 07/17/14	Credit Suisse First Boston Corp.	RUB	2,736	75,177	75,178	1
Expiring 07/17/14	Goldman Sachs & Co.	RUB	14,370	393,472	394,882	1,410
South African Rand,
Expiring 07/25/14	Barclays Capital Group	ZAR	361	33,830	33,820	(10)
Expiring 07/25/14	Citigroup Global Markets	ZAR	2,023	188,000	189,529	1,529
Expiring 07/25/14	Citigroup Global Markets	ZAR	2,069	193,598	193,836	238
Expiring 07/25/14	JP Morgan Chase	ZAR	4,695	436,280	439,971	3,691
Expiring 07/25/14	UBS AG	ZAR	995	93,000	93,271	271
South Korean Won,
Expiring 07/10/14	BNP Paribas	KRW	354,754	333,566	342,019	8,453
Thai Baht,
Expiring 06/18/14	Barclays Capital Group	THB	717	22,042	22,122	80
Expiring 06/18/14	UBS AG	THB	38,403	1,177,278	1,184,123	6,845
Turkish Lira,
Expiring 07/25/14	Barclays Capital Group	TRY	1,502	689,874	695,529	5,655

				$17,723,729	$17,805,624	$81,895

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 07/15/14	Citigroup Global Markets	AUD	141	$131,444	$130,623	$821
Expiring 07/15/14	Credit Suisse First Boston Corp.	AUD	160	148,489	147,836	653

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	19

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 07/01/14	Barclays Capital Group	BRL	188	$82,695	$82,770	$(75)
Expiring 07/01/14	Barclays Capital Group	BRL	253	112,073	111,197	876
Expiring 07/01/14	Goldman Sachs & Co.	BRL	1,590	692,330	699,626	(7,296)
Expiring 07/01/14	Goldman Sachs & Co.	BRL	3,179	1,392,018	1,399,274	(7,256)
Chinese Renminbi,
Expiring 05/08/14	Barclays Capital Group	CNH	1,027	164,486	164,047	439
Expiring 07/14/14	BNP Paribas	CNH	2,137	340,382	340,230	152
Expiring 07/14/14	BNP Paribas	CNH	2,223	354,366	353,870	496
Expiring 05/08/14	Citigroup Global Markets	CNH	94	14,995	14,951	44
Colombian Peso,
Expiring 07/01/14	Barclays Capital Group	COP	43,820	22,553	22,490	63
Expiring 07/01/14	Barclays Capital Group	COP	506,674	259,566	260,036	(470)
Expiring 07/01/14	Toronto Dominion	COP	181,786	93,998	93,297	701
Expiring 07/01/14	Toronto Dominion	COP	220,873	113,723	113,357	366
Expiring 07/01/14	Toronto Dominion	COP	386,816	199,000	198,522	478
Euro,
Expiring 07/28/14	Barclays Capital Group	EUR	8	10,929	10,962	(33)
Expiring 07/28/14	Citigroup Global Markets	EUR	798	1,102,294	1,106,264	(3,970)
Expiring 07/28/14	Credit Suisse First Boston Corp.	EUR	141	194,583	195,409	(826)
Indonesian Rupiah,
Expiring 07/17/14	BNP Paribas	IDR	1,087,880	92,942	92,766	176
Expiring 07/17/14	BNP Paribas	IDR	8,169,644	710,094	696,642	13,452
Expiring 07/17/14	UBS AG	IDR	2,003,169	171,387	170,814	573
Israeli New Shekel,
Expiring 07/10/14	Barclays Capital Group	ILS	974	280,000	281,212	(1,212)
Expiring 07/10/14	JP Morgan Chase	ILS	972	280,000	280,682	(682)

See Notes to Financial Statements.

20

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Japanese Yen,
Expiring 07/28/14	Credit Suisse First Boston Corp.	JPY	14,666	$143,407	$143,537	$(130)
Expiring 07/28/14	Credit Suisse First Boston Corp.	JPY	139,661	1,363,932	1,366,826	(2,894)
Nigerian Naira,
Expiring 07/10/14	Barclays Capital Group	NGN	6,662	40,449	40,729	(280)
Expiring 07/10/14	Citigroup Global Markets	NGN	3,068	18,795	18,758	37
Expiring 08/20/14	Citigroup Global Markets	NGN	30,202	168,116	182,046	(13,930)
Expiring 08/20/14	Citigroup Global Markets	NGN	47,315	261,700	285,198	(23,498)
Peruvian Nuevo Sol,
Expiring 07/11/14	JP Morgan Chase	PEN	501	178,319	176,744	1,575
Philippine Peso,
Expiring 06/09/14	UBS AG	PHP	3,645	81,218	81,707	(489)
Polish Zloty,
Expiring 07/24/14	BNP Paribas	PLN	570	187,000	187,104	(104)
South African Rand,
Expiring 07/25/14	Credit Suisse First Boston Corp.	ZAR	1,440	135,000	134,953	47
South Korean Won,
Expiring 07/10/14	Citigroup Global Markets	KRW	99,249	95,239	95,686	(447)
Thai Baht,
Expiring 06/18/14	Barclays Capital Group	THB	9,027	278,159	278,327	(168)
Expiring 06/18/14	Citigroup Global Markets	THB	3,604	111,451	111,120	331
Expiring 06/18/14	Citigroup Global Markets	THB	18,080	554,301	557,473	(3,172)
Turkish Lira,
Expiring 07/25/14	Barclays Capital Group	TRY	401	184,479	185,690	(1,211)

				$10,765,912	$10,812,775	$(46,863)

						$35,032

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	21

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Cross currency exchange contracts outstanding at April 30, 2014:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Counterparty
07/24/14	Buy	PLN	571	EUR	135	$158	Citigroup Global Markets

Interest rate swap agreements outstanding at April 30, 2014:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
	Over-the-counter swap agreements:
MXN	3,300	02/21/22	6.620%	28 Day Mexican Interbank Rate(1)	$6,757	$—	$6,757	Barclays Capital Group
HUF	140,000	06/28/23	6.150%	6 Month BUBOR(1)	101,563	—	101,563	Barclays Capital Group
MXN	6,200	08/09/28	7.640%	28 Day Mexican Interbank Rate(1)	23,796	—	23,796	Hong Kong & Shanghai Bank

					$132,116	$—	$132,116

(1)	The Series pays the floating rate and receives the fixed rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

22

The following is a summary of the inputs used as of April 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Foreign Bonds
Argentina	$—	$397,598	$—
Brazil	—	6,030,356	—
Colombia	—	1,775,214	—
Dominican Republic	—	134,196	—
Ghana	—	3,147	—
Hungary	—	1,963,409	—
Indonesia	—	4,086,141	—
Kazakhstan	—	179,250	—
Luxembourg	—	193,000	—
Malaysia	—	1,088,486	—
Mexico	—	4,020,810	—
Nigeria	—	646,820	—
Peru	—	890,975	—
Philippines	—	347,409	—
Poland	—	1,633,707	—
Romania	—	227,741	—
Russia	—	3,889,766	—
South Africa	—	3,308,573	—
Spain	—	534,140	—
Sri Lanka	—	418,000	—
Thailand	—	1,241,603	—
Turkey	—	3,023,960	—
Uruguay	—	11,412	—
Venezuela	—	232,560	—
Affiliated Money Market Mutual Fund	361,089	—	—
Options Purchased	—	16,232	—
Options Written	—	(4,069)	—
Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	—	35,190	—
Interest Rate Swap Agreements	—	132,116	—

Total	$361,089	$36,457,742	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	23

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2014 was as follows:

Foreign Government Obligations	78.5%
Foreign Corporations	15.1
Foreign Agencies	2.6
Affiliated Money Market Mutual Fund	1.0
Options Purchased	—	*
Options Written	—	*

	97.2
Other assets in excess of liabilities	2.8

	100.0%

*	Less than 0.05%

Prudential Emerging Markets Debt Local Currency Fund (the “Series”) invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments is foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Series’ financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$129,637	Unrealized depreciation on forward foreign currency contracts	$94,447
Foreign exchange contracts	Unaffiliated investments	16,232	Options written outstanding, at value	4,069
Interest rate contracts	Unrealized appreciation on swap agreements	132,116	—	—

		$277,985		$98,516

See Notes to Financial Statements.

24

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Forward Currency Contracts**	Swaps	Total
Foreign exchange contracts	$(35,023)	$(82,476)	$—	$(117,499)
Interest rate contracts	—	—	21,523	21,523

Total	$(35,023)	$(82,476)	$21,523	$(95,976)

*	Included in net realized gain (loss) on investment transactions in the Statement of Operations.
**	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Forward Currency Contracts**	Swaps	Total
Foreign exchange contracts	$(2,328)	$1,229	$10,413	$—	$9,314
Interest rate contracts	—	—	—	15,959	15,959

Total	$(2,328)	$1,229	$10,413	$15,959	$25,273

*	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.
**	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended April 30, 2014, the Series’ average volume of derivative activities are as follows:

Options Purchased (Cost)	Options Written (Premiums Received)	Forward Currency Contracts—Purchased (Value at Settlement Date Payable)	Forward Currency Contracts—Sold (Value at Settlement Date Receivable)	Interest Rate Swaps (Notional Amount in USD (000))
$50,809	$1,766	$24,691,741	$16,868,085	$1,901

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Series invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	25

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(3)	Net Amount
Barclays Capital Group	$149,799	$(12,466)	$—	$137,333
BNP Paribas	35,774	(225)	—	35,549
Citigroup Global Markets	13,456	(13,456)	—	—
Credit Suisse First Boston Corp.	17,174	(7,919)	—	9,255
Goldman Sachs & Co.	1,410	(1,410)	—	—
Hong Kong & Shanghai Bank	23,796	(4,259)	—	19,537
JPMorgan Chase	25,722	(682)	—	25,040
Toronto Dominion	3,165	(3,165)	—	—
UBS AG	7,689	(489)	—	7,200

	$277,985

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(3)	Net Amount
Barclays Capital Group	$(12,466)	$12,466	$—	$—
BNP Paribas	(225)	225	—	—
Citigroup Global Markets	(49,569)	13,456	—	(36,113)
Credit Suisse First Boston Corp.	(7,919)	7,919	—	—
Goldman Sachs & Co.	(14,552)	1,410	—	(13,142)
Hong Kong & Shanghai Bank	(4,259)	4,259	—	—
JPMorgan Chase	(682)	682	—	—
Toronto Dominion	(8,355)	3,165	—	(5,190)
UBS AG	(489)	489	—	—

	$(98,516)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.
(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.
(3)	Amounts shown reflect actual collateral received or pledged by the Series. Such amounts are applied up to 100% of the Series’ OTC derivative exposure by counterparty.

See Notes to Financial Statements.

26

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

(UNAUDITED)

SEMIANNUAL REPORT • APRIL 30, 2014

Prudential Emerging Markets Debt Local Currency Fund

Statement of Assets and Liabilities

as of April 30, 2014 (Unaudited)

Assets
Investments at value:
Unaffiliated Investments (cost $39,620,588)	$36,294,505
Affiliated Investments (cost $361,089)	361,089
Cash	78,435
Foreign currency, at value (cost $35,308)	35,249
Dividends and interest receivable	734,978
Receivable for Series shares sold	137,812
Unrealized appreciation on over-the-counter swap agreements	132,116
Unrealized appreciation on forward foreign currency exchange contracts	129,637
Tax reclaim receivable	14,735
Prepaid expenses	270

Total assets	37,918,826

Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	94,447
Payable for Series shares reacquired	59,167
Accrued expenses	19,851
Dividends payable	12,931
Options written outstanding, at value (premiums received $5,298)	4,069
Distribution fee payable	2,243
Management fee payable	1,557
Payable for investments purchased	964
Affiliated transfer agent fee payable	668

Total liabilities	195,897

Net Assets	$37,722,929

Net assets were comprised of:
Common stock, at par	$45,357
Paid-in capital in excess of par	44,725,994

44,771,351
Distributions in excess of net investment income	(432,659)
Accumulated net realized loss on investment and foreign currency transactions	(3,471,539)
Net unrealized depreciation on investments and foreign currencies	(3,144,224)

Net assets, April 30, 2014	$37,722,929

See Notes to Financial Statements.

28

Class A
Net asset value and redemption price per share
($6,017,062 ÷ 728,338 shares of common stock issued and outstanding)	$8.26
Maximum sales charge (4.50% of offering price)	0.39

Maximum offering price to public	$8.65

Class C
Net asset value, offering price and redemption price per share
($1,196,484 ÷ 143,779 shares of common stock issued and outstanding)	$8.32

Class Q
Net asset value, offering price and redemption price per share
($1,014 ÷ 121.9 shares of common stock issued and outstanding)	$8.32

Class Z
Net asset value, offering price and redemption price per share
($30,508,369 ÷ 3,663,507 shares of common stock issued and outstanding)	$8.33

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	29

Statement of Operations

Six Months Ended April 30, 2014 (Unaudited)

Net Investment Income
Income
Interest income (net of foreign withholding taxes of $30,207)	$1,344,089
Affiliated dividend income	255

Total income	1,344,344

Expenses
Management fee	149,905
Distribution fee—Class A	10,668
Distribution fee—Class C	6,498
Custodian’s fees and expenses	77,000
Audit fee	30,000
Registration fees	27,000
Shareholders’ reports	14,000
Transfer agent’s fees and expenses (including affiliated expense of $2,000)	11,000
Legal fees and expenses	10,000
Directors’ fees	6,000
Insurance expenses	1,000
Interest expense	458
Miscellaneous	7,131

Total expenses	350,660
Less: Expense reimbursement	(135,734)
Distribution fee waiver—Class A	(1,778)

Net expenses	213,148

Net investment income	1,131,196

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	(2,794,130)
Swap agreements transactions	21,523
Foreign currency transactions	(173,649)

(2,946,256)

Net change in unrealized appreciation (depreciation) on:
Investments (net of capital gains tax)	987,756
Options written	1,229
Swap agreements	15,959
Foreign currencies	27,650

1,032,594

Net loss on investment and foreign currency transactions	(1,913,662)

Net Decrease In Net Assets Resulting From Operations	$(782,466)

See Notes to Financial Statements.

30

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2014	Year Ended October 31, 2013
Increase (Decrease) In Net Assets
Operations
Net investment income	$1,131,196	$2,571,128
Net realized loss on investment and foreign currency transactions	(2,946,256)	(983,511)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	1,032,594	(4,483,628)

Net decrease in net assets resulting from operations	(782,466)	(2,896,011)

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(236,712)	(408,643)
Class C	(37,622)	(44,305)
Class Q	(33)	(36)
Class Z	(985,756)	(1,194,303)

	(1,260,123)	(1,647,287)

Tax Return of Capital
Class A	—	(392,499)
Class C	—	(42,579)
Class Q	—	(36)
Class Z	—	(1,148,753)

	—	(1,583,867)

Distributions from net realized gains
Class A	—	(37,964)
Class C	—	(5,081)
Class Q	—	(4)
Class Z	—	(171,012)

	—	(214,061)

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	3,303,894	30,796,003
Net asset value of shares issued in reinvestment of dividends and tax return of capital	1,174,619	3,330,196
Cost of shares reacquired	(8,374,918)	(24,693,903)

Net increase (decrease) in net assets from Series share transactions	(3,896,405)	9,432,296

Total increase (decrease)	(5,938,994)	3,091,070

Net Assets:
Beginning of period	43,661,923	40,570,853

End of period	$37,722,929	$43,661,923

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	31

Notes to Financial Statements

(Unaudited)

Prudential World Fund, Inc. (the “Fund”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”) and currently consists of six series: Prudential International Equity Fund, Prudential Jennison Global Infrastructure Fund, Prudential International Value Fund, Prudential Jennison Global Opportunities Fund, Prudential Jennison International Opportunities Fund, and Prudential Emerging Markets Debt Local Currency Fund (the “Series”). These financial statements relate to Prudential Emerging Markets Debt Local Currency Fund. The financial statements of the other series are not presented herein. The Series commenced investment operations on March 30, 2011. The Series is non-diversified. The investment objective of the Series is total return, through a combination of current income and capital appreciation.

Note 1. Accounting Policies

The following accounting policies conform to U.S. generally accepted accounting principles. The Fund and the Series consistently follow such policies in the preparation of their financial statements.

Security Valuation: The Series holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

32

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Prudential Emerging Markets Debt Local Currency Fund	33

Notes to Financial Statements

(Unaudited) continued

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Series may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Series has valued the investment. Therefore, the Series may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Series’ Subadviser under the guidelines adopted by the Directors of the Series. However, the liquidity of the Series’ investments in Rule 144A securities could be impaired if trading does not develop or declines.

34

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from sales and maturities of short-term securities and forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Concentration of Risk: The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government), held by the Series to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political or economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. The Series enters into forward currency contracts in order to

Prudential Emerging Markets Debt Local Currency Fund	35

Notes to Financial Statements

(Unaudited) continued

hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Series’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Options: The Series purchased options and wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates, with respect to securities which the Series currently owns or intends to purchase. The Series’ principal reason for writing options would be to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Series purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Series writes an option, it receives a premium and an amount equal to that premium is recorded as a liability.

The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Series realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Series has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written. The Series, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Series bears the market risk of an unfavorable change in the price of the security underlying the written option. Over-the-counter options involve the risk of the potential inability of the counterparties to meet the terms of their contracts.

36

With exchange-traded options contracts, there is minimal counterparty credit risk to the Series since the exchanges’ clearinghouse acts as counterparty to all exchange traded options and guarantees the options contracts against default.

Swap Agreements: The Series entered into interest rate swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed either directly with counterparty (“OTC-traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange-traded”). The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Exchange-traded swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Payments received or paid by the Series are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Series used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed-rate payments and to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. The Series is subject to interest rate risk exposure in the normal course of pursuing its investment objectives.

Master Netting Arrangements: The Series is subject to various Master Agreements, or netting arrangements, with select counterparties. A master netting arrangement between the Series and the counterparty permits the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

Prudential Emerging Markets Debt Local Currency Fund	37

Notes to Financial Statements

(Unaudited) continued

The Series is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Series is held in a segregated account by the Series’ custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Portfolio of Investments. Collateral pledged by the Series is segregated by the Series’ custodian and identified in the Portfolio of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Series and the applicable counterparty. Collateral requirements are determined based on the Series’ net position with each counterparty. Termination events applicable to the Series may occur upon a decline in the Series’ net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Series’ counterparties to elect early termination could impact the Series’ future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

38

As of April 30, 2014, the Series has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Series declares dividends of net investment income daily and payment is made monthly. Distributions from net realized capital and currency gains, if any, are made annually.

Dividends and distributions are recorded on the ex-dividend date. Dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. Permanent book/tax differences relating to income and gains are reclassified amongst distribution in excess of net investment income, accumulated net realized gain or loss and paid-in-capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is each series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign interest are recorded, net of reclaimable amounts, at the time the related income is earned.

Prudential Emerging Markets Debt Local Currency Fund	39

Notes to Financial Statements

(Unaudited) continued

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Series has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Series. In connection therewith, PIM is obligated to keep certain books and records of the Series. PI pays for the services of PIM, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .80% of the average daily net assets of the Series.

PI has contractually agreed through February 28, 2015 to limit net annual Series operating expenses (excluding distribution and service (12b-1) fees, extraordinary and certain other expenses such as taxes, interest and brokerage commissions) to each class of shares to 1.05% of the Series’ average daily net assets.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) who acts as the distributor of the Class A, Class C, Class Q and Class Z shares. The Series compensates PIMS for distributing and servicing the Series’ Class A and Class C, pursuant to plans of distribution (the “Class A and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Z shares of the Series.

Pursuant to the Class A and C Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to .30% and 1% of the average daily net assets of the Class A and C shares, respectively. For the six months ended April 30, 2014, PIMS contractually agreed to limit such expenses to .25% of the average daily net assets of the Class A shares.

40

PIMS has advised the Series that it received $7,362 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2014. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended April 30, 2014, it received $411 in contingent deferred sales charges imposed upon certain redemptions by Class C shareholders.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a Series of the Prudential Investment Portfolios 2 registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments and U.S. Government securities, for the six months ended April 30, 2014, were $19,652,981 and $24,054,757, respectively.

Transactions in options written during the six months ended April 30, 2014, were as follows:

	Notional Amount	Premiums Received
Options outstanding at October 31, 2013	$—	$—
Options written	1,230,000	5,298
Options terminated in closing purchase transactions	—	—
Options expired	—	—

Options outstanding at April 30, 2014	$1,230,000	$5,298

Prudential Emerging Markets Debt Local Currency Fund	41

Notes to Financial Statements

(Unaudited) continued

Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized depreciation as of April 30, 2014 were as follows:

Tax Basis	$40,603,970

Appreciation	21,490
Depreciation	(3,973,935)

Net Unrealized Depreciation	$(3,952,445)

The book basis may differ from tax basis due to certain tax related adjustments.

For federal income tax purposes, the Series had a capital loss carryforward as of October 31, 2013 of approximately $129,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. The Series’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Series offers Class A, Class C, Class Q and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4.50%. All Investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for purchases by certain retirement and/or benefit plans. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Q and Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table

42

of transactions in shares of common stock. For the six months ended April 30, 2014, no such exchanges were made.

As of April 30, 2014, Prudential Financial, Inc. through its affiliates owned 122 Class Q shares and 2,878,563 Class Z shares of the Series.

There are 250 million shares of common stock at $0.01 par value per share, designated Class A, Class C, Class Q and Class Z common stock, each of which consists of 75 million, 50 million, 50 million and 75 million authorized shares, respectively.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2014:
Shares sold	131,993	$1,079,783
Shares issued in reinvestment of dividends and distributions	20,183	163,607
Shares reacquired	(676,305)	(5,527,732)

Net increase (decrease) in shares outstanding before conversion	(524,129)	(4,284,342)
Shares reacquired upon conversion into Class Z	—	(2)

Net increase (decrease) in shares outstanding	(524,129)	$(4,284,344)

Year ended October 31, 2013:
Shares sold	1,778,574	$17,221,493
Shares issued in reinvestment of dividends and tax return of capital	81,238	743,125
Shares reacquired	(1,229,880)	(11,043,144)

Net increase (decrease) in shares outstanding	629,932	$6,921,474

Class C
Six months ended April 30, 2014:
Shares sold	18,065	$148,751
Shares issued in reinvestment of dividends and distributions	3,803	31,007
Shares reacquired	(44,835)	(365,845)

Net increase (decrease) in shares outstanding before conversion	(22,967)	(186,087)
Shares reacquired upon conversion into Class Z	(1,820)	(15,115)

Net increase (decrease) in shares outstanding	(24,787)	$(201,202)

Year ended October 31, 2013:
Shares sold	160,719	$1,568,898
Shares issued in reinvestment of dividends and tax return of capital	8,863	81,701
Shares reacquired	(107,280)	(977,299)

Net increase (decrease) in shares outstanding	62,302	$673,300

Prudential Emerging Markets Debt Local Currency Fund	43

Notes to Financial Statements

(Unaudited) continued

Class Q	Shares	Amount
Six months ended April 30, 2014:
Shares issued in reinvestment of dividends and distributions	4.1	$33

Net increase (decrease) in shares outstanding	4.1	$33

Year ended October 31, 2013:
Shares issued in reinvestment of dividends and tax return of capital	8.3	$76

Net increase (decrease) in shares outstanding	8.3	$76

Class Z
Six months ended April 30, 2014:
Shares sold	252,579	$2,075,360
Shares issued in reinvestment of dividends and distributions	120,112	979,972
Shares reacquired	(303,288)	(2,481,341)

Net increase (decrease) in shares outstanding before conversion	69,403	573,991
Shares issued upon conversion from Class A and Class C	1,824	15,117

Net increase (decrease) in shares outstanding	71,227	$589,108

Year ended October 31, 2013:
Shares sold	1,250,099	$12,005,612
Shares issued in reinvestment of dividends and tax return of capital	270,309	2,505,294
Shares reacquired	(1,401,122)	(12,673,460)

Net increase (decrease) in shares outstanding	119,286	$1,837,446

Note 7. Borrowings

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 5, 2013 through November 4, 2014. The Funds pay an annualized commitment fee of 0.08% on the unused portion of the SCA. Prior to November 5, 2013, the Funds had another SCA with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Series utilized the SCA during the six months ended April 30, 2014. The average daily balance for the 55 days the Series had loans outstanding during the period was $193,327 borrowed at a weighted average interest rate of 1.56%. At April 30, 2014, the Series did not have an outstanding loan amount.

44

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,		March 30, 2011(a) through October 31,
	2014(b)		2013(b)	2012(b)	2011
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.67		$9.61	$9.36	$10.00
Income (loss) from investment operations:
Net investment income	.24		.47	.42	.32
Net realized and unrealized gain (loss) on investment transactions	(.38)		(.76)	.35	(.62)
Total from investment operations	(.14)		(.29)	.77	(.30)
Less Dividends and Distributions:
Dividends from net investment income	(.27)		(.30)	(.52)	(.13)
Distributions from net realized gains	-		(.05)	-	-
Tax return of capital	-		(.30)	-	(.21)
Total dividends and distributions	(.27)		(.65)	(.52)	(.34)
Net asset value, end of period	$8.26		$8.67	$9.61	$9.36
Total Return(c):	(1.55)%		(3.23)%	8.53%	(3.14)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,017		$10,862	$5,985	$2,620
Average net assets (000)	$7,171		$12,797	$2,721	$1,634
Ratios to average net assets(d):
Expenses after advisory fee waivers and/or expense reimbursement	1.30%	(e)	1.30%	1.30%	1.30% (e)
Expenses before advisory fee waivers and/or expense reimbursement	2.09%	(e)	1.78%	2.09%	2.81% (e)
Net investment income	5.97%	(e)	5.07%	4.73%	4.85% (e)
Portfolio turnover rate	53%	(f)	102%	70%	60% (f)

(a) Commencement of operations.

(b) Calculated based on average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of the reporting period, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total return for a period less than a full year is not annualized.

(d) Does not include expenses of the underlying fund in which the Series invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	45

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,		March 30, 2011(a) through October 31,
	2014(b)		2013(b)	2012(b)	2011
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.72		$9.65	$9.41	$10.00
Income (loss) from investment operations:
Net investment income	.21		.40	.37	.31
Net realized and unrealized gain (loss) on investment transactions	(.38)		(.75)	.32	(.57)
Total from investment operations	(.17)		(.35)	.69	(.26)
Less Dividends and Distributions:
Dividends from net investment income	(.23)		(.23)	(.45)	(.12)
Distributions from net realized gains	-		(.05)	-	-
Tax return of capital	-		(.30)	-	(.21)
Total dividends and distributions	(.23)		(.58)	(.45)	(.33)
Net asset value, end of period	$8.32		$8.72	$9.65	$9.41
Total Return(c):	(1.81)%		(3.85)%	7.55%	(2.72)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,196		$1,469	$1,025	$398
Average net assets (000)	$1,310		$1,585	$786	$211
Ratios to average net assets(d):
Expenses after advisory fee waivers and/or expense reimbursement	2.05%	(e)	2.05%	2.05%	2.05% (e)
Expenses before advisory fee waivers and/or expense reimbursement	2.77%	(e)	2.47%	2.78%	3.52% (e)
Net investment income	5.10%	(e)	4.26%	3.89%	4.09% (e)
Portfolio turnover rate	53%	(f)	102%	70%	60% (f)

(a) Commencement of operations.

(b) Calculated based on average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of the reporting period, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total return for a period less than a full year is not annualized.

(d) Does not include expenses of the underlying fund in which the Series invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

46

Class Q Shares
	Six Months Ended April 30,		Year Ended October 31,		March 30, 2011(a) through October 31,
	2014(b)		2013(b)	2012(b)	2011
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.71		$9.66	$9.37	$10.00
Income (loss) from investment operations:
Net investment income	.25		.58	.47	.29
Net realized and unrealized gain (loss) on investment transactions	(.36)		(.86)	.37	(.59)
Total from investment operations	(.11)		(.28)	.84	(.30)
Less Dividends and Distributions:
Dividends from net investment income	(.28)		(.32)	(.55)	(.12)
Distributions from net realized gains	-		(.05)	-	-
Tax return of capital	-		(.30)	-	(.21)
Total dividends and distributions	(.28)		(.67)	(.55)	(.33)
Net asset value, end of period	$8.32		$8.71	$9.66	$9.37
Total Return(c):	(1.16)%		(3.06)%	9.31%	(3.14)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1		$1	$1	$1
Average net assets (000)	$1		$1	$1	$1
Ratios to average net assets(d):
Expenses after advisory fee waivers and/or expense reimbursement	1.05%	(e)	1.05%	1.05%	1.05% (e)
Expenses before advisory fee waivers and/or expense reimbursement	1.68%	(e)	1.39%	1.71%	2.67% (e)
Net investment income	6.12%	(e)	6.22%	5.06%	4.98% (e)
Portfolio turnover rate	53%	(f)	102%	70%	60% (f)

(a) Commencement of operations.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of the reporting period, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total return for a period less than a full year is not annualized.

(d) Does not include expenses of the underlying fund in which the Series invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	47

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,		March 30, 2011(a) through October 31,
	2014(b)		2013(b)	2012(b)	2011
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.72		$9.66	$9.37	$10.00
Income (loss) from investment operations:
Net investment income	.25		.49	.47	.29
Net realized and unrealized gain (loss) on investment transactions	(.36)		(.76)	.36	(.59)
Total from investment operations	(.11)		(.27)	.83	(.30)
Less Dividends and Distributions:
Dividends from net investment income	(.28)		(.32)	(.54)	(.12)
Distributions from net realized gains	-		(.05)	-	-
Tax return of capital	-		(.30)	-	(.21)
Total dividends and distributions	(.28)		(.67)	(.54)	(.33)
Net asset value, end of period	$8.33		$8.72	$9.66	$9.37
Total Return(c):	(1.20)%		(2.98)%	9.21%	(3.14)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$30,508		$31,330	$33,559	$26,532
Average net assets (000)	$29,308		$35,341	$30,441	$25,697
Ratios to average net assets(d):
Expenses after advisory fee waivers and/or expense reimbursement	1.05%	(e)	1.05%	1.05%	1.05% (e)
Expenses before advisory fee waivers and/or expense reimbursement	1.77%	(e)	1.49%	1.81%	2.72% (e)
Net investment income	6.09%	(e)	5.25%	4.96%	4.99% (e)
Portfolio turnover rate	53%	(f)	102%	70%	60% (f)

(a) Commencement of operations.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of the reporting period, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total return for a period less than a full year is not annualized.

(d) Does not include expenses of the underlying fund in which the Series invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

48

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer and Chief Compliance Officer • Deborah A. Docs, Secretary • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Emerging Markets Debt Local Currency Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL EMERGING MARKETS DEBT LOCAL CURRENCY FUND

SHARE CLASS	A	C	Q	Z
NASDAQ	EMDAX	EMDCX	EMDQX	EMDZX
CUSIP	743969750	743969743	743969735	743969727

MF212E2    0263091-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL JENNISON GLOBAL OPPORTUNITIES FUND

SEMIANNUAL REPORT • APRIL 30, 2014

Fund Type

Global Stock

Objective

To seek long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2014, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC. Jennison Associates is a registered investment adviser. Both are Prudential Financial companies. © 2014 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, Jennison Associates, Jennison, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

June 16, 2014

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Global Opportunities Fund informative and useful. The report covers performance for the six-month period that ended April 30, 2014.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Global Opportunities Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates LLC, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Jennison Global Opportunities Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 4/30/14
	Six Months	One Year	Since Inception
Class A	1.24%	18.23%	31.00% (3/14/12)
Class C	0.86	17.30	28.80 (3/14/12)
Class Z	1.39	18.54	31.70 (3/14/12)
MSCI AC World ND Index	5.28	14.40	30.94
Lipper Global Multi-Cap Core Funds Average	5.12	14.59	30.55
Lipper Global Multi-Cap Growth Funds Average	3.83	15.46	29.13

Average Annual Total Returns (With Sales Charges) as of 3/31/14
		One Year	Since Inception
Class A		18.84%	13.72% (3/14/12)
Class C		23.88	15.99 (3/14/12)
Class Z		26.05	17.20 (3/14/12)
MSCI AC World ND Index		16.58	13.30
Lipper Global Multi-Cap Core Funds Average		16.68	13.36
Lipper Global Multi-Cap Growth Funds Average		18.98	13.54

Source: Prudential Investments LLC and Lipper Inc.

Inception Date: 3/14/12

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	None

Benchmark Definitions

Morgan Stanley Capital International (MSCI) All Country (AC) World Net Dividend (ND) Index

The MSCI AC World ND Index (MSCI AC World ND) is an unmanaged free-float-adjusted, market-capitalization-weighted index designed to measure the equity market performance of developed and emerging markets. The MSCI AC World ND Index comprises 23 developed market country indexes and 21 emerging market country indexes. The developed market country indexes include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The emerging market country indexes include Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

Lipper Global Multi-Cap Core Funds Average

Funds in the Lipper Global Multi-Cap Core Funds Average are funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Global multi-cap core funds typically have average characteristics compared to the MSCI World Index.

Lipper Global Multi-Cap Growth Funds Average

Funds in the Lipper Global Multi-Cap Growth Funds Average are funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Global multi-cap growth funds typically have above-average characteristics compared to the MSCI World Index.

Note: Although the Fund is classified by Lipper in its Global Multi-Cap Core Funds Performance Universe, the Global Multi-Cap Growth Funds Performance Universe was utilized for performance comparisons, because the Fund’s investment manager believes that the Global Multi-Cap Growth Funds Performance Universe provides a more appropriate basis for Fund performance comparisons.

Prudential Jennison Global Opportunities Fund	3

Your Fund’s Performance (continued)

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Averages reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/14
MasterCard, Inc. (Class A Stock), United States	4.4%
Priceline Group, Inc. (The), United States	4.3
Biogen Idec, Inc., United States	3.8
Bristol-Myers Squibb Co., United States	3.5
Azimut Holding SpA, United States	3.2

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/14
Textiles, Apparel & Luxury Goods	14.4%
Internet & Catalog Retail	11.9
Biotechnology	11.7
Internet Software & Services	10.9
Pharmaceuticals	9.0

Industry weightings reflect long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2013, at the beginning of the period, and held through the six-month period ended April 30, 2014. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that

Prudential Jennison Global Opportunities Fund	5

Fees and Expenses (continued)

were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Global Opportunities Fund		Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,012.40	1.60%	$7.98
	Hypothetical	$1,000.00	$1,016.86	1.60%	$8.00

Class C	Actual	$1,000.00	$1,008.60	2.35%	$11.70
	Hypothetical	$1,000.00	$1,013.14	2.35%	$11.73

Class Z	Actual	$1,000.00	$1,013.90	1.35%	$6.74
	Hypothetical	$1,000.00	$1,018.10	1.35%	$6.76

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2014, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2014 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

The Fund’s annualized expense ratios for the period ended April 30, 2014, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.72%	1.60%
C	2.41	2.35
Z	1.43	1.35

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

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Portfolio of Investments

as of April 30, 2014 (Unaudited)

Shares	Description	Value (Note 1)
LONG-TERM INVESTMENTS 97.1%

COMMON STOCKS

Canada 2.0%
7,681	Canadian Pacific Railway Ltd.	$1,198,006

China 2.8%
26,069	Tencent Holdings Ltd.	1,641,303

Denmark 1.6%
20,798	Novo Nordisk A/S (Class B Stock)	943,938

Germany 1.8%
7,448	Bayer AG	1,035,581

Hong Kong 3.5%
101,675	Galaxy Entertainment Group Ltd.*	802,640
168,428	Sands China Ltd.	1,236,559

		2,039,199

Italy 9.8%
60,806	Azimut Holding SpA	1,898,225
17,820	Luxottica Group SpA	1,022,092
50,893	Moncler SpA*	896,160
70,534	World Duty Free SpA*	947,581
26,267	Yoox SpA*	943,240

		5,707,298

Japan 1.6%
11,224	Murata Manufacturing Co. Ltd.	935,676

Spain 2.4%
9,307	Inditex SA	1,398,346

Switzerland 4.4%
13,484	Cie Financiere Richemont SA	1,371,863
4,170	Roche Holding AG	1,223,254

		2,595,117

United Kingdom 8.1%
61,583	ARM Holdings PLC	932,067
94,173	Ashtead Group PLC	1,395,278
16,500	ASOS PLC*	1,195,703

See Notes to Financial Statements.

Prudential Jennison Global Opportunities Fund	7

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

United Kingdom (cont’d.)
95,412	St. James’s Place PLC	$1,243,467

		4,766,515

United States 59.1%
2,271	Amazon.com, Inc.*	690,679
2,935	Apple, Inc.	1,731,914
7,767	Biogen Idec, Inc.*	2,230,061
40,773	Bristol-Myers Squibb Co.	2,042,320
6,456	Celgene Corp.*	949,097
6,475	Core Laboratories NV	1,215,228
13,005	EOG Resources, Inc.	1,274,490
31,451	Facebook, Inc. (Class A Stock)*	1,880,141
23,324	Gilead Sciences, Inc.*	1,830,701
2,185	Google, Inc. (Class A Stock)*	1,168,713
2,185	Google, Inc. (Class C Stock)*	1,150,752
21,338	Incyte Corp Ltd.*	1,036,173
32,413	Kate Spade & Co.*	1,127,000
3,447	LinkedIn Corp. (Class A Stock)*	529,011
35,015	MasterCard, Inc. (Class A Stock)	2,575,353
17,677	Michael Kors Holdings Ltd.*	1,612,142
6,435	Monsanto Co.	712,354
2,171	Netflix, Inc.*	699,149
16,948	NIKE, Inc. (Class B Stock)	1,236,357
2,195	Priceline Group, Inc. (The)*	2,541,261
9,922	Splunk, Inc.*	541,444
6,388	Tesla Motors, Inc.*	1,328,001
15,743	TJX Cos., Inc. (The)	915,928
24,475	Under Armour, Inc. (Class A Stock)*	1,196,583
12,327	Vertex Pharmaceuticals, Inc.*	834,538
8,096	Workday, Inc. (Class A Stock)*	591,575
21,539	zulily, Inc. (Class A Stock)*	915,838

		34,556,803

	TOTAL LONG-TERM INVESTMENTS (cost $49,807,151)	56,817,782

See Notes to Financial Statements.

8

Shares	Description	Value (Note 1)
SHORT-TERM INVESTMENT 3.8%

AFFILIATED MONEY MARKET MUTUAL FUND
2,212,066	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $2,212,066; Note 3)(a)	$2,212,066

	TOTAL INVESTMENTS 100.9% (cost $52,019,217; Note 5)	59,029,848
	Liabilities in excess of other assets (0.9)%	(523,092)

	NET ASSETS 100.0%	$58,506,756

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Canada	$1,198,006	$—	$—
China	—	1,641,303	—
Denmark	—	943,938	—
Germany	—	1,035,581	—
Hong Kong	—	2,039,199	—
Italy	—	5,707,298	—
Japan	—	935,676	—
Spain	—	1,398,346	—

See Notes to Financial Statements.

Prudential Jennison Global Opportunities Fund	9

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

	Level 1	Level 2	Level 3
Common Stocks (continued):
Switzerland	$—	$2,595,117	$—
United Kingdom	—	4,766,515	—
United States	34,556,803	—	—
Affiliated Money Market Mutual Fund	2,212,066	—	—

Total	$37,966,875	$21,062,973	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2014 was as follows:

Textiles, Apparel & Luxury Goods	14.4%
Internet & Catalog Retail	11.9
Biotechnology	11.7
Internet Software & Services	10.9
Pharmaceuticals	9.0
Specialty Retail	5.6
IT Services	4.4
Affiliated Money Market Mutual Fund	3.8
Hotels, Restaurants & Leisure	3.5
Capital Markets	3.3
Technology Hardware, Storage & Peripherals	3.0
Trading Companies & Distributors	2.4
Automobiles	2.3%
Oil, Gas & Consumable Fuels	2.2
Insurance	2.1
Energy Equipment & Services	2.1
Road & Rail	2.0
Software	1.9
Electronic Equipment & Instruments	1.6
Semiconductors & Semiconductor Equipment	1.6
Chemicals	1.2

100.9
Liabilities in excess of other assets	(0.9)

100.0%

See Notes to Financial Statements.

10

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

(UNAUDITED)

SEMIANNUAL REPORT • April 30, 2014

Prudential Jennison Global Opportunities Fund

Statement of Assets & Liabilities

as of April 30, 2014 (Unaudited)

Assets
Investments at value:
Unaffiliated investments (cost $49,807,151)	$56,817,782
Affiliated investments (cost $2,212,066)	2,212,066
Receivable for investments sold	813,968
Receivable for Series shares sold	494,945
Dividends receivable	45,662
Tax reclaim receivable	12,033
Prepaid expenses	204

Total assets	60,396,660

Liabilities
Payable for investments purchased	1,620,605
Payable for Series shares reacquired	172,263
Accrued expenses	45,254
Management fee payable	42,267
Distribution fee payable	8,509
Affiliated transfer agent fee payable	1,006

Total liabilities	1,889,904

Net Assets	$58,506,756

Net assets were comprised of:
Common stock, at par	$44,603
Paid-in capital in excess of par	52,549,441

52,594,044
Accumulated net investment loss	(258,950)
Accumulated net realized loss on investment and foreign currency transactions	(839,024)
Net unrealized appreciation on investments and foreign currencies	7,010,686

Net assets, April 30, 2014	$58,506,756

See Notes to Financial Statements.

12

Class A
Net asset value and redemption price per share ($22,185,574 ÷ 1,693,531 shares of common stock issued and outstanding)	$13.10
Maximum sales charge (5.50% of offering price)	0.76

Maximum offering price to public	$13.86

Class C
Net asset value, offering price and redemption price per share ($4,862,188 ÷ 377,468 shares of common stock issued and outstanding)	$12.88

Class Z
Net asset value, offering price and redemption price per share ($31,458,994 ÷ 2,389,261 shares of common stock issued and outstanding)	$13.17

See Notes to Financial Statements.

Prudential Jennison Global Opportunities Fund	13

Statement of Operations

Six Months Ended April 30, 2014 (Unaudited)

Net Investment Loss
Income
Unaffiliated dividend income (net of foreign withholding taxes of $11,275)	$174,456
Affiliated dividend income	1,041

Total income	175,497

Expenses
Management fee	216,971
Distribution fee—Class A	23,709
Distribution fee—Class C	17,509
Custodian’s fees and expenses	45,000
Registration fees	23,000
Audit fee	13,000
Shareholders’ reports	13,000
Legal fees and expenses	9,000
Transfer agent’s fees and expenses (including affiliated expense of $2,100)	9,000
Directors’ fees	6,000
Miscellaneous	8,582

Total expenses	384,771
Less: Expense reimbursement	(18,073)
Distribution fee waiver—Class A	(3,952)

Net expenses	362,746

Net investment loss	(187,249)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain on:
Investment transactions	67,891
Foreign currency transactions	953

68,844

Net change in unrealized appreciation (depreciation) on:
Investments	(880,124)
Foreign currencies	(1,972)

(882,096)

Net loss on investment and foreign currency transactions	(813,252)

Net Decrease In Net Assets Resulting From Operations	$(1,000,501)

See Notes to Financial Statements.

14

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2014	Year Ended October 31, 2013
Increase (Decrease) In Net Assets
Operations
Net investment loss	$(187,249)	$(84,763)
Net realized gain on investment and foreign currency transactions	68,844	254,103
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(882,096)	6,847,925

Net increase (decrease) in net assets resulting from operations	(1,000,501)	7,017,265

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	25,113,620	11,184,673
Cost of shares reacquired	(2,518,094)	(783,244)

Net increase in net assets from Series share transactions	22,595,526	10,401,429

Total increase	21,595,025	17,418,694

Net Assets:
Beginning of period	36,911,731	19,493,037

End of period	$58,506,756	$36,911,731

See Notes to Financial Statements.

Prudential Jennison Global Opportunities Fund	15

Notes to Financial Statements

(Unaudited)

Prudential World Fund, Inc. (the “Fund”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”) and currently consists of six series: Prudential Jennison Global Opportunities Fund (the “Series”), Prudential Jennison Global Infrastructure Fund, Prudential International Equity Fund, Prudential International Value Fund, Prudential Jennison International Opportunities Fund and Prudential Emerging Markets Debt Local Currency Fund. These financial statements relate to Prudential Jennison Global Opportunities Fund. The financial statements of the other series are not presented herein. The Series commenced investment operations on March 14, 2012. The investment objective of the Series is to seek long-term growth of capital.

Note 1. Accounting Policies

The following accounting policies conform to U.S. generally accepted accounting principles. The Fund and the Series consistently follow such policies in the preparation of their financial statements.

Security Valuation: The Series holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

16

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Prudential Jennison Global Opportunities Fund	17

Notes to Financial Statements

(Unaudited) continued

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from sales and maturities of short-term securities and

18

forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Series expects to pay dividends of net investment income and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date.

Taxes: For federal income tax purposes, each Series in the Fund is treated as a separate taxpaying entity. It is each Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Prudential Jennison Global Opportunities Fund	19

Notes to Financial Statements

(Unaudited) continued

Note 2. Agreements

The Fund has a management agreement for the Series with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Series. In connection therewith, Jennison is obligated to keep certain books and records of the Series. PI pays for the services of Jennison, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .90% of the Series’ average daily net assets. PI has contractually agreed through February 28, 2015 to limit net annual Series operating expenses (excluding distribution and service (12b-1) fees, extraordinary and certain other expenses such as taxes, interest and brokerage commissions) to each class of shares to 1.35% of the Series’ average daily net assets.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C and Class Z shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A and Class C shares, pursuant to plans of distribution (the “Class A and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Series.

Pursuant to the Class A and C Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to .30% and 1% of the average daily net assets of the Class A and C shares, respectively. PIMS has contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares through February 28, 2015.

PIMS has advised the Series that they received $98,395 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2014. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

20

PIMS has advised the Series that for the six months ended April 30, 2014, it received $398 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended April 30, 2014 were $37,200,275 and $15,238,258, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of April 30, 2014 were as follows:

Tax Basis	$52,050,174

Appreciation	7,832,719
Depreciation	(853,045)

Net Unrealized Appreciation	$6,979,674

The book basis may differ from tax basis due to certain tax related adjustments.

Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. The Series’ federal and state income and federal excise tax returns for tax years for which the

Prudential Jennison Global Opportunities Fund	21

Notes to Financial Statements

(Unaudited) continued

applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Series offers Class A, Class C and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for purchases by certain retirement or benefits plans. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months after purchase. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value.

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of capital stock.

At April 30, 2014, Prudential Financial, Inc. through its affiliates owned 1,725,022 Class Z shares of the Series.

There are 900 million shares of common stock, $.01 par value per share, divided into three classes, designated Class A, Class C and Class Z common stock, each of which consists of 300,000,000 authorized shares.

22

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2014:
Shares sold	1,051,959	$14,813,660
Shares reacquired	(133,627)	(1,833,482)

Net increase (decrease) in shares outstanding before conversion	918,332	12,980,178
Shares reacquired upon conversion into Class Z	(308)	(4,440)

Net increase (decrease) in shares outstanding	918,024	$12,975,738

Year ended October 31, 2013:
Shares sold	429,183	$5,230,950
Shares reacquired	(52,529)	(574,895)

Net increase (decrease) in shares outstanding before conversion	376,654	4,656,055
Shares issued upon conversion from Class Z	3,655	45,724

Net increase (decrease) in shares outstanding	380,309	$4,701,779

Class C
Six months ended April 30, 2014:
Shares sold	259,958	$3,566,052
Shares reacquired	(12,362)	(167,111)

Net increase (decrease) in shares outstanding	247,596	$3,398,941

Year ended October 31, 2013:
Shares sold	75,679	$876,837
Shares reacquired	(6,306)	(69,558)

Net increase (decrease) in shares outstanding	69,373	$807,279

Class Z
Six months ended April 30, 2014:
Shares sold	485,864	$6,733,908
Shares reacquired	(38,417)	(517,501)

Net increase (decrease) in shares outstanding before conversion	447,447	6,216,407
Shares issued upon conversion from Class A	306	4,440

Net increase (decrease) in shares outstanding	447,753	$6,220,847

Year ended October 31, 2013:
Shares sold	437,242	$5,076,886
Shares reacquired	(11,330)	(138,791)

Net increase (decrease) in shares outstanding before conversion	425,912	4,938,095
Shares reacquired upon conversion into Class A	(3,640)	(45,724)

Net increase (decrease) in shares outstanding	422,272	$4,892,371

Note 7. Borrowings

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for

Prudential Jennison Global Opportunities Fund	23

Notes to Financial Statements

(Unaudited) continued

capital share redemptions. The SCA provides for a commitment of $900 million for the period November 5, 2013 through November 4, 2014. The Funds pay an annualized commitment fee of 0.08% on the unused portion of the SCA. Prior to November 5, 2013, the Funds had another SCA with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Series did not utilize the SCA during the six months ended April 30, 2014.

24

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended April 30, 2014(b)		Year Ended October 31, 2013(b)	March 14, 2012(a) through October 31, 2012
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.94		$9.86	$10.00
Income (loss) from investment operations:
Net investment loss	(.06)		(.06)	(.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.22		3.14	(.12)
Total from investment operations	.16		3.08	(.14)
Net asset value, end of period	$13.10		$12.94	$9.86
Total Return(c):	1.24%		31.24%	(1.40)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$22,186		$10,035	$3,898
Average net assets (000)	$15,938		$4,982	$2,967
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.60%	(e)	1.60%	1.60%	(e)
Expenses before waivers and/or expense reimbursement	1.72%	(e)	2.19%	3.10%	(e)
Net investment loss	(.85)%	(e)	(.54)%	(.30)%	(e)
Portfolio turnover rate	32%	(f)	70%	48%	(f)

(a) Commencement of Series.

(b) Calculated based on average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(d) Does not include expenses of the underlying fund in which the Series invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Global Opportunities Fund	25

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended April 30, 2014(b)		Year Ended October 31, 2013(b)	March 14, 2012(a) through October 31, 2012
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.77		$9.81	$10.00
Income (loss) from investment operations:
Net investment loss	(.11)		(.14)	(.06)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.22		3.10	(.13)
Total from investment operations	.11		2.96	(.19)
Net asset value, end of period	$12.88		$12.77	$9.81
Total Return(c):	0.86%		30.17%	(1.90)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,862		$1,659	$593
Average net assets (000)	$3,531		$950	$300
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	2.35%	(e)	2.35%	2.35%	(e)
Expenses before waivers and/or expense reimbursement	2.41%	(e)	2.89%	3.85%	(e)
Net investment loss	(1.59)%	(e)	(1.26)%	(.97)%	(e)
Portfolio turnover rate	32%	(f)	70%	48%	(f)

(a) Commencement of Series.

(b) Calculated based on average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(d) Does not include expenses of the underlying fund in which the Series invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

26

Class Z Shares
	Six Months Ended April 30, 2014(b)		Year Ended October 31, 2013(b)	March 14, 2012(a) through October 31, 2012
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.99		$9.87	$10.00
Income (loss) from investment operations:
Net investment loss	(.04)		(.03)	-	(e)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.22		3.15	(.13)
Total from investment operations	.18		3.12	(.13)
Net asset value, end of period	$13.17		$12.99	$9.87
Total Return(c):	1.39%		31.61%	(1.30)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$31,459		$25,219	$15,002
Average net assets (000)	$29,147		$18,340	$14,655
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.35%	(f)	1.35%	1.35%	(f)
Expenses before waivers and/or expense reimbursement	1.43%	(f)	1.89%	2.72%	(f)
Net investment loss	(.64)%	(f)	(.25)%	(.03)%	(f)
Portfolio turnover rate	32%	(g)	70%	48%	(g)

(a) Commencement of Series.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(d) Does not include expenses of the underlying fund in which the Series invests.

(e) Less than $.005 per share.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Global Opportunities Fund	27

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe •
Keith F. Hartstein • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer and Chief Compliance Officer • Deborah A. Docs, Secretary • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Jennison Global Opportunities Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON GLOBAL OPPORTUNITIES FUND

SHARE CLASS	A	C	Z
NASDAQ	PRJAX	PRJCX	PRJZX
CUSIP	743969719	743969693	743969685

MF214E2    0263092-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL JENNISON INTERNATIONAL OPPORTUNITIES FUND

SEMIANNUAL REPORT • APRIL 30, 2014

Fund Type

International Stock

Objective

To seek long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2014, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC. Jennison Associates is a registered investment adviser. Both are Prudential Financial companies. © 2014 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, Jennison Associates, Jennison, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

June 16, 2014

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison International Opportunities Fund informative and useful. The report covers performance for the six-month period that ended April 30, 2014.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison International Opportunities Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates LLC, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Jennison International Opportunities Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 4/30/14
	Six Months	One Year	Since Inception
Class A	–0.34%	8.93%	35.18% (6/5/12)
Class C	–0.65	8.17	33.37 (6/5/12)
Class Z	–0.19	9.24	35.85 (6/5/12)
MSCI All Country World Index ex-US	2.91	9.76	41.34
Lipper International Multi-Cap Core Funds Average	3.57	12.04	46.40
Lipper International Multi-Cap Growth Funds Average	2.89	11.20	41.18

Average Annual Total Returns (With Sales Charges) as of 3/31/14
		One Year	Since Inception
Class A		8.29%	16.37% (6/5/12)
Class C		12.76	19.18 (6/5/12)
Class Z		14.90	20.36 (6/5/12)
MSCI All Country World Index ex-US		12.36	19.91
Lipper International Multi-Cap Core Funds Average		15.70	22.38
Lipper International Multi-Cap Growth Funds Average		14.78	20.61

Source: Prudential Investments LLC and Lipper Inc.

Inception Date: 6/5/12

2	Visit our website at www.prudentialfunds.com

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	None

Benchmark Definitions

Morgan Stanley Capital International (MSCI) All Country (AC) World Index ex-US

The MSCI AC World Index ex-US is an unmanaged free-float-adjusted, market-capitalization-weighted index designed to measure the equity market performance of developed and emerging markets, excluding the U.S. The MSCI AC World Index ex-US comprises 23 developed market country indexes and 21 emerging market country indexes. The developed market country indexes include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The emerging market country indexes include Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

Lipper International Multi-Cap Core Funds Average

Funds in the Lipper International Multi-Cap Core Funds Average are Funds that, by portfolio practice, invest in a variety of market-capitalization ranges without concentrating 75% of their equity assets in any one market-capitalization range over an extended period of time. International multi-cap core funds typically have average characteristics compared to the MSCI EAFE Index.

Lipper International Multi-Cap Growth Funds Average

Funds in the Lipper International Multi-Cap Growth Funds Average are Funds that, by portfolio practice, invest in a variety of market-capitalization ranges without concentrating 75% of their equity assets in any one market-capitalization range over an extended period of time. International multi-cap growth funds typically have above-average characteristics compared to the MSCI EAFE Index.

Note: Although Lipper classifies the Fund in its International Multi-Cap Core Funds category, the Fund utilizes the Lipper International Multi-Cap Growth Funds category because the Fund’s investment manager believes

Prudential Jennison International Opportunities Fund	3

Your Fund’s Performance (continued)

that the Lipper International Multi-Cap Growth Funds category provides a more appropriate basis for Fund performance comparisons.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Averages reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/14
Michael Kors Holdings Ltd., United States	3.6%
Azimut Holding SpA, Italy	3.6
Roche Holding AG, Switzerland	3.6
Inditex SA, Spain	3.5
Tencent Holdings Ltd., China	3.3

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/14
Pharmaceuticals	15.9%
Textiles, Apparel & Luxury Goods	13.2
Internet & Catalog Retail	6.9
Internet Software & Services	6.6
Capital Markets	6.5

Industry weightings reflect only long-term investments and are subject to change.

4	Visit our website at www.prudentialfunds.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2013, at the beginning of the period, and held through the six-month period ended April 30, 2014. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

Prudential Jennison International Opportunities Fund	5

Fees and Expenses (continued)

Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison International Opportunities Fund		Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$996.60	1.60%	$7.92
	Hypothetical	$1,000.00	$1,016.86	1.60%	$8.00

Class C	Actual	$1,000.00	$993.50	2.35%	$11.62
	Hypothetical	$1,000.00	$1,013.14	2.35%	$11.73

Class Z	Actual	$1,000.00	$998.10	1.35%	$6.69
	Hypothetical	$1,000.00	$1,018.10	1.35%	$6.76

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2014, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2014 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

6	Visit our website at www.prudentialfunds.com

The Fund’s annualized expense ratios for the period ended April 30, 2014, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	2.13%	1.60%
C	2.82	2.35
Z	1.69	1.35

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Jennison International Opportunities Fund	7

Portfolio of Investments

as of April 30, 2014 (Unaudited)

Shares	Description	Value (Note 1)
LONG-TERM INVESTMENTS 97.0%

COMMON STOCKS

Brazil 2.2%
37,094	Cielo SA	$646,972
38,254	Estacio Participacoes SA	405,744

		1,052,716

Canada 2.2%
6,757	Canadian Pacific Railway Ltd.	1,053,889

China 5.6%
24,558	Tencent Holdings Ltd.	1,546,170
94,793	Tong Ren Tang Technologies Co. Ltd. (Class H Stock)	273,741
5,889	Vipshop Holdings Ltd., ADR*	825,579

		2,645,490

Denmark 2.2%
22,435	Novo Nordisk A/S (Class B Stock)	1,018,235

Germany 7.7%
9,514	Bayer AG	1,322,841
5,412	Continental AG	1,273,467
24,997	Wirecard AG	1,053,046

		3,649,354

Hong Kong 3.5%
75,286	Galaxy Entertainment Group Ltd.*	594,321
142,636	Sands China Ltd.	1,047,200

		1,641,521

Indonesia 0.5%
309,454	PT Tower Bersama Infrastructure Tbk	174,314
72,770	PT Tower Bersama Infrastructure Tbk, 144A	40,991

		215,305

Ireland 2.6%
21,708	Shire PLC	1,241,517

Italy 13.8%
32,480	Anima Holding SpA*	191,509
46,949	Anima Holding SpA, 144A*	276,822
54,780	Azimut Holding SpA	1,710,108

See Notes to Financial Statements.

Prudential Jennison International Opportunities Fund	9

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Italy (cont’d.)
23,248	Brunello Cucinelli SpA	$669,053
20,900	Luxottica Group SpA	1,198,750
27,529	Moncler SpA*	484,750
3,339	Moncler SpA, 144A*	58,796
63,248	World Duty Free SpA*	849,698
1,206	World Duty Free SpA, 144A*	16,202
29,483	Yoox SpA*	1,058,725

		6,514,413

Japan 9.4%
29,353	Fuji Heavy Industries Ltd.	771,828
57,081	Hino Motors Ltd.	751,993
10,875	Murata Manufacturing Co. Ltd.	906,582
14,807	Pigeon Corp.	662,925
17,890	SoftBank Corp.	1,332,412

		4,425,740

Mexico 1.5%
268,748	Alfa SAB de CV (Class A Stock)	709,937

Netherlands 1.3%
10,363	Randstad Holding NV	605,610

Philippines 0.9%
125,100	Universal Robina Corp.	410,799

South Africa 1.8%
31,325	Aspen Pharmacare Holdings Ltd.	834,916
1,095	Aspen Pharmacare Holdings Ltd., 144A	29,186

		864,102

South Korea 2.5%
1,664	NAVER Corp.	1,198,274

Spain 3.5%
10,901	Inditex SA	1,637,840

Sweden 2.9%
14,141	Assa Abloy AB (Class B Stock)	750,528
20,068	Hexagon AB (Class B Stock)	642,489

		1,393,017

See Notes to Financial Statements.

10

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Switzerland 5.7%
5,751	Roche Holding AG	$1,687,035
1,533	Swatch Group AG (The) (Bearer Shares)	985,780

		2,672,815

United Kingdom 17.4%
48,138	ARM Holdings PLC	728,575
82,951	Ashtead Group PLC	1,229,012
19,200	ASOS PLC*	1,391,364
215	ASOS PLC, 144A*	15,580
45,201	Burberry Group PLC	1,135,184
45,351	Hargreaves Lansdown PLC	897,751
20,860	Just Eat PLC*	75,635
79,394	Just Eat PLC, 144A*	287,868
12,941	SABMiller PLC	704,647
28,463	Sports Direct International PLC*	377,408
13,272	Sports Direct International PLC, 144A*	175,981
93,491	St. James’s Place PLC	1,218,431

		8,237,436

United States 9.8%
5,193	Core Laboratories NV	974,622
8,166	Jazz Pharmaceuticals PLC*	1,101,594
18,805	Michael Kors Holdings Ltd.*	1,715,016
8,505	Stratasys Ltd.*	823,878

		4,615,110

	TOTAL LONG-TERM INVESTMENTS (cost $42,992,237)	45,803,120

SHORT-TERM INVESTMENT 1.9%

AFFILIATED MONEY MARKET MUTUAL FUND
895,734	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $895,734; Note 3)(a)	895,734

	TOTAL INVESTMENTS 98.9% (cost $43,887,971; Note 5)	46,698,854
	Other assets in excess of liabilities 1.1%	524,956

	NET ASSETS 100.0%	$47,223,810

See Notes to Financial Statements.

Prudential Jennison International Opportunities Fund	11

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Brazil	$1,052,716	$—	$—
Canada	1,053,889	—	—
China	825,579	1,819,911	—
Denmark	—	1,018,235	—
Germany	—	3,649,354	—
Hong Kong	—	1,641,521	—
Indonesia	—	215,305	—
Ireland	—	1,241,517	—
Italy	191,509	6,322,904	—
Japan	—	4,425,740	—
Mexico	709,937	—	—
Netherlands	—	605,610	—
Philippines	—	410,799	—
South Africa	—	864,102	—
South Korea	—	1,198,274	—

See Notes to Financial Statements.

12

	Level 1	Level 2	Level 3
Common Stocks (continued):
Spain	$—	$1,637,840	$—
Sweden	—	1,393,017	—
Switzerland	—	2,672,815	—
United Kingdom	75,635	8,161,801	—
United States	4,615,110	—	—
Affiliated Money Market Mutual Fund	895,734	—	—

Total	$9,420,109	$37,278,745	$—

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2014 was as follows:

Pharmaceuticals	15.9%
Textiles, Apparel & Luxury Goods	13.2
Internet & Catalog Retail	6.9
Internet Software & Services	6.6
Capital Markets	6.5
Specialty Retail	6.5
IT Services	3.6
Hotels, Restaurants & Leisure	3.5
Wireless Telecommunication Services	3.3
Electronic Equipment, Instruments & Components	3.2
Auto Components	2.7
Trading Companies & Distributors	2.6
Insurance	2.6
Road & Rail	2.2
Energy Equipment & Services	2.1
Affiliated Money Market Mutual Fund	1.9%
Technology Hardware, Storage & Peripherals	1.8
Automobiles	1.7
Machinery	1.6
Building Products	1.6
Semiconductors & Semiconductor Equipment	1.5
Industrial Conglomerates	1.5
Beverages	1.5
Household Products	1.4
Professional Services	1.3
Food Products	0.9
Diversified Consumer Services	0.8

98.9
Other assets in excess of liabilities	1.1

100.0%

See Notes to Financial Statements.

Prudential Jennison International Opportunities Fund	13

Statement of Assets & Liabilities

as of April 30, 2014 (Unaudited)

Assets
Investments at value:
Unaffiliated investments (cost $42,992,237)	$45,803,120
Affiliated investments (cost $895,734)	895,734
Foreign currency, at value (cost $22,979)	23,040
Receivable for Series shares sold	523,750
Dividends receivable	57,868
Tax reclaim receivable	23,049
Prepaid expenses	204

Total assets	47,326,765

Liabilities
Accrued expenses	50,483
Management fee payable	31,105
Payable for investments purchased	13,507
Payable for Series shares reacquired	7,026
Distribution fee payable	595
Affiliated transfer agent fee payable	239

Total liabilities	102,955

Net Assets	$47,223,810

Net assets were comprised of:
Common stock, at par	$36,195
Paid-in capital in excess of par	44,458,506

44,494,701
Accumulated net investment loss	(3,976)
Accumulated net realized loss on investment and foreign currency transactions	(78,249)
Net unrealized appreciation on investments and foreign currencies	2,811,334

Net assets, April 30, 2014	$47,223,810

See Notes to Financial Statements.

14

Class A
Net asset value and redemption price per share ($1,430,018 ÷ 110,055 shares of common stock issued and outstanding)	$12.99
Maximum sales charge (5.50% of offering price)	0.76

Maximum offering price to public	$13.75

Class C
Net asset value, offering price and redemption price per share
($388,411 ÷ 30,318 shares of common stock issued and outstanding)	$12.81

Class Z
Net asset value, offering price and redemption price per share
($45,405,381 ÷ 3,479,090 shares of common stock issued and outstanding)	$13.05

See Notes to Financial Statements.

Prudential Jennison International Opportunities Fund	15

Statement of Operations

Six Months Ended April 30, 2014 (Unaudited)

Net Investment Loss
Income
Unaffiliated dividend income (net of foreign withholding taxes of $24,745)	$219,589
Affiliated dividend income	1,049

Total income	220,638

Expenses
Management fee	146,379
Distribution fee—Class A	1,786
Distribution fee—Class C	1,499
Custodian’s fees and expenses	53,000
Registration fees	20,000
Audit fee	13,000
Legal fees and expenses	9,000
Shareholders’ reports	9,000
Transfer agent’s fees and expenses (including affiliated expense of $600)	7,000
Directors’ fees	6,000
Miscellaneous	12,951

Total expenses	279,615
Less: Expense reimbursement	(56,692)
Distribution fee waiver—Class A	(298)

Net expenses	222,625

Net investment loss	(1,987)

Realized And Unrealized Loss On Investment And Foreign Currency Transactions
Net realized loss on:
Investment transactions	(47,163)
Foreign currency transactions	(19,820)

(66,983)

Net change in unrealized appreciation (depreciation) on:
Investments	(557,504)
Foreign currencies	(586)

(558,090)

Net loss on investment and foreign currency transactions	(625,073)

Net Decrease In Net Assets Resulting From Operations	$(627,060)

See Notes to Financial Statements.

16

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2014	Year Ended October 31, 2013
Increase (Decrease) In Net Assets
Operations
Net investment income (loss)	$(1,987)	$16,861
Net realized gain (loss) on investment and foreign currency transactions	(66,983)	734,198
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(558,090)	1,933,930

Net increase (decrease) in net assets resulting from operations	(627,060)	2,684,989

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	—	(532)
Class C	—	(54)
Class Z	—	(56,371)

	—	(56,957)

Distributions from net realized gains
Class A	(37,150)	—
Class C	(8,564)	—
Class Z	(594,595)	—

	(640,309)	—

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	31,645,958	3,196,495
Net asset value of shares issued in reinvestment of dividends	625,061	56,957
Cost of shares reacquired	(1,336,378)	(392,418)

Net increase in net assets from Series share transactions	30,934,641	2,861,034

Total increase	29,667,272	5,489,066

Net Assets:
Beginning of period	17,556,538	12,067,472

End of period	$47,223,810	$17,556,538

See Notes to Financial Statements.

Prudential Jennison International Opportunities Fund	17

Notes to Financial Statements

(Unaudited)

Prudential World Fund, Inc. (the “Fund”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”) and currently consists of six series: Prudential Jennison International Opportunities Fund (the “Series”), Prudential Jennison Global Infrastructure Fund, Prudential International Equity Fund, Prudential International Value Fund, Prudential Jennison Global Opportunities Fund and Prudential Emerging Markets Debt Local Currency Fund. These financial statements relate to the Prudential Jennison International Opportunities Fund. The financial statements of the other series are not presented herein. The Series commenced investment operations on June 5, 2012.

The investment objective of the Series is to seek long-term growth of capital.

Note 1. Accounting Policies

The following accounting policies conform to U.S. generally accepted accounting principles. The Fund and the Series consistently follow such policies in the preparation of their financial statements.

Security Valuation: The Series holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

18

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Prudential Jennison International Opportunities Fund	19

Notes to Financial Statements

(Unaudited) continued

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from sales and maturities of short-term securities and

20

forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. The Series enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Series’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Series expects to pay dividends of net investment income and distributions from net realized capital and currency gains, if any,

Prudential Jennison International Opportunities Fund	21

Notes to Financial Statements

(Unaudited) continued

annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date.

Taxes: For federal income tax purposes, each Series in the Fund is treated as a separate taxpaying entity. It is each Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement for the Series with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Series. In connection therewith, Jennison is obligated to keep certain books and records of the Series. PI pays for the services of Jennison, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .90% of the Series’ average daily net assets.

PI has contractually agreed through February 28, 2015 to limit net annual Series operating expenses (excluding distribution and service (12b-1) fees, extraordinary and certain other expenses such as taxes, interest and brokerage commissions) to each class of shares to 1.35% of the Series’ average daily net assets.

22

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C and Class Z shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A and Class C shares, pursuant to plans of distribution (the “Class A and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Series.

Pursuant to the Class A and C Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to .30% and 1% of the average daily net assets of the Class A and C shares, respectively. PIMS has contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares through February 28, 2015.

PIMS has advised the Series that they received $11,029 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2014. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended April 30, 2014, it received $134 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent’s fees and expenses on the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended April 30, 2014 were $38,973,880 and $9,634,581, respectively.

Prudential Jennison International Opportunities Fund	23

Notes to Financial Statements

(Unaudited) continued

Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of April 30, 2014 were as follows:

Tax Basis	$43,890,466

Appreciation	4,291,676
Depreciation	(1,483,288)

Net Unrealized Appreciation	$2,808,388

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales. The other cost basis adjustments are primarily attributable to appreciation (depreciation) of foreign currencies and mark-to-market of receivables and payables.

The Series utilized approximately $77,000 of its capital loss carryforward to offset net taxable gains realized in the fiscal year ended October 31, 2013.

Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. The Series’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Series offers Class A, Class C and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. Investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are not subject to an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for purchases by certain retirement or benefits plans. The CDSC for Class C shares is 1% for shares redeemed within 12 months of purchase. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value.

24

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of capital stock.

At April 30, 2014, Prudential Financial, Inc. through its affiliates owned 1,041 Class C shares and 1,041,033 Class Z shares of the Series.

There are 900 million shares of common stock, $.01 par value per share, divided into three classes, designated Class A, Class C and Class Z common stock, each of which consists of 300,000,000 authorized shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2014:
Shares sold	46,495	$624,711
Shares issued in reinvestment of dividends and distributions	2,534	33,628
Shares reacquired	(4,762)	(63,279)

Net increase (decrease) in shares outstanding	44,267	$595,060

Year ended October 31, 2013:
Shares sold	65,533	$824,730
Shares issued in reinvestment of dividends	45	532
Shares reacquired	(8,111)	(101,961)

Net increase (decrease) in shares outstanding	57,467	$723,301

Class C
Six months ended April 30, 2014:
Shares sold	18,023	$241,097
Shares issued in reinvestment of dividends and distributions	627	8,234
Shares reacquired	(1,843)	(24,220)

Net increase (decrease) in shares outstanding	16,807	$225,111

Year ended October 31, 2013:
Shares sold	13,478	$171,150
Shares issued in reinvestment of dividends	5	54
Shares reacquired	(985)	(12,138)

Net increase in shares outstanding	12,498	$159,066

Prudential Jennison International Opportunities Fund	25

Notes to Financial Statements

(Unaudited) continued

Class Z	Shares	Amount
Six months ended April 30, 2014:
Shares sold	2,309,891	$30,780,150
Shares issued in reinvestment of dividends and distributions	43,784	583,199
Shares reacquired	(91,325)	(1,248,879)

Net increase (decrease) in shares outstanding	2,262,350	$30,114,470

Year ended October 31, 2013:
Shares sold	177,162	$2,200,615
Shares issued in reinvestment of dividends	4,798	56,371
Shares reacquired	(22,112)	(278,319)

Net increase (decrease) in shares outstanding	159,848	$1,978,667

Note 7. Borrowings

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 5, 2013 through November 4, 2014. The Funds pay an annualized commitment fee of 0.08% on the unused portion of the SCA. Prior to November 5, 2013, the Funds had another SCA with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Series did not utilize the SCA during the six months ended April 30, 2014.

26

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended April 30, 2014(b)	Year Ended October 31, 2013(b)	June 5, 2012(a) through October 31, 2012
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.51	$11.30	$10.00
Income (loss) from investment operations:
Net investment loss	(.03)	(.01)	(.01)
Net realized and unrealized gain (loss) on investment transactions	(.01)	2.27	1.31
Total from investment operations	(.04)	2.26	1.30
Less Dividends and Distributions:
Dividends from net investment income	-	(.05)	-
Distributions from net realized gains	(.48)	-	-
Total dividends and distributions	(.48)	(.05)	-
Net asset value, end of period	$12.99	$13.51	$11.30
Total Return(c):	(.34)%	20.04%	13.00%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,430	$889	$94
Average net assets (000)	$1,201	$356	$32
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.60% (e)	1.60%	1.60%	(e)
Expenses before waivers and/or expense reimbursement	2.13% (e)	3.16%	4.42%	(e)
Net investment loss	(.41)% (e)	(.08)%	(.61)%	(e)
Portfolio turnover rate	29% (f)	86%	28%	(f)

(a) Commencement of Series.

(b) Calculated based on average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(d) Does not include expenses of the underlying fund in which the Series invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Jennison International Opportunities Fund	27

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended April 30, 2014(b)	Year Ended October 31, 2013(b)	June 5, 2012(a) through October 31, 2012
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.37	$11.27	$10.00
Income (loss) from investment operations:
Net investment loss	(.07)	(.14)	(.05)
Net realized and unrealized gain (loss) on investment transactions	(.01)	2.29	1.32
Total from investment operations	(.08)	2.15	1.27
Less Dividends and Distributions:
Dividends from net investment income	-	(.05)	-
Distributions from net realized gains	(.48)	-	-
Total dividends and distributions	(.48)	(.05)	-
Net asset value, end of period	$12.81	$13.37	$11.27
Total Return(c):	(.65)%	19.11%	12.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$388	$181	$11
Average net assets (000)	$302	$38	$11
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	2.35% (e)	2.35%	2.35%	(e)
Expenses before waivers and/or expense reimbursement	2.82% (e)	4.09%	5.29%	(e)
Net investment loss	(1.14)% (e)	(1.12)%	(1.16)%	(e)
Portfolio turnover rate	29% (f)	86%	28%	(f)

(a) Commencement of Series.

(b) Calculated based on average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(d) Does not include expenses of the underlying fund in which the Series invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

28

Class Z Shares
	Six Months Ended April 30, 2014(b)		Year Ended October 31, 2013(b)	June 5, 2012(a) through October 31, 2012
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.55		$11.32	$10.00
Income (loss) from investment operations:
Net investment income (loss)	-	(g)	.02	(.01)
Net realized and unrealized gain (loss) on investment transactions	(.02)		2.26	1.33
Total from investment operations	(.02)		2.28	1.32
Less Dividends and Distributions:
Dividends from net investment income	-		(.05)	-
Distributions from net realized gains	(.48)		-	-
Total dividends and distributions	(.48)		(.05)	-
Net asset value, end of period	$13.05		$13.55	$11.32
Total Return(c):	(.19)%		20.24%	13.20%

Ratios/Supplemental Data:
Net assets, end of period (000)	$45,405		$16,487	$11,962
Average net assets (000)	$31,295		$13,938	$11,061
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.35%	(e)	1.35%	1.35%	(e)
Expenses before waivers and/or expense reimbursement	1.69%	(e)	2.73%	4.28%	(e)
Net investment income (loss)	.01%	(e)	.13%	(.17)%	(e)
Portfolio turnover rate	29%	(f)	86%	28%	(f)

(a) Commencement of Series.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(d) Does not include expenses of the underlying fund in which the Series invests.

(e) Annualized.

(f) Not annualized.

(g) Less than $.005 per share.

See Notes to Financial Statements.

Prudential Jennison International Opportunities Fund	29

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer and Chief Compliance Officer • Deborah A. Docs, Secretary • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Jennison International Opportunities Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON INTERNATIONAL OPPORTUNITIES FUND

SHARE CLASS	A	C	Z
NASDAQ	PWJAX	PWJCX	PWJZX
CUSIP	743969677	743969669	743969651

MF215E2    0262880-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL JENNISON GLOBAL INFRASTRUCTURE FUND

SEMIANNUAL REPORT • APRIL 30, 2014

Fund Type

Sector Stock

Objective

Total return

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2014, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC. Jennison Associates is a registered investment adviser. Both are Prudential Financial companies. © 2014 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, Jennison Associates, Jennison, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

June 16, 2014

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Global Infrastructure Fund informative and useful. The report covers performance for the six-month period that ended April 30, 2014.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets. Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks.

We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Global Infrastructure Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates LLC, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Jennison Global Infrastructure Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 4/30/14
	Six Months	Since Inception
Class A	13.44%	18.20% (9/25/13)
Class C	12.95	17.58 (9/25/13)
Class Z	13.48	18.24 (9/25/13)
S&P Global Infrastructure Index	9.25	13.43
S&P 500 Index	8.35	13.32
Lipper Specialty & Misc. Funds Average	4.21	7.12

Average Annual Total Returns (With Sales Charges) as of 3/31/14
	One Year	Since Inception
Class A	N/A	N/A (9/25/13)
Class C	N/A	N/A (9/25/13)
Class Z	N/A	N/A (9/25/13)
S&P Global Infrastructure Index	N/A	N/A
S&P 500 Index	N/A	N/A
Lipper Specialty & Misc. Funds Average	N/A	N/A

Source: Prudential Investments LLC and Lipper Inc.

Inception Date: 9/25/13

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	None

Benchmark Definitions

S&P Global Infrastructure Index

The S&P Global Infrastructure Index is an unmanaged index that consists of 75 companies from around the world that represent the listed infrastructure universe. To create diversified exposure across the global listed infrastructure market, the index has balanced weights across three distinct infrastructure clusters: Utilities, Transportation, and Energy.

Lipper Specialty & Misc. Funds Average

Lipper Specialty & Miscellaneous Funds Average includes funds that limit investments to a specific industry (e.g., transportation, retailing, or paper, etc.) or ones that have not been classified into an existing investment objective.

S&P 500 Index

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how stock prices have performed in the United States.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Jennison Global Infrastructure Fund	3

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 4/30/14
Targa Resources Corp., Oil, Gas & Consumable Fuels	3.9%
Cheniere Energy, Inc., Oil, Gas & Consumable Fuels	3.8
Atlantia SpA, Transportation Infrastructure	3.3
Groupe Eurotunnel SA, Transportation Infrastructure	3.0
Huadian Fuxin Energy Corp. Ltd. (Class H Stock), Independent Power & Renewable Electricity Producers	2.3

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/14
Oil, Gas & Consumable Fuels	29.0%
Transportation Infrastructure	13.7
Electric Utilities	10.4
Independent Power & Renewable Electricity Producers	8.9
Road & Rail	7.8

Industry weightings reflect only long-term investments and are subject to change.

4	Visit our website at www.prudentialfunds.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2013, at the Fund’s commencement of operations, and held through the initial fiscal period ended April 30, 2014. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

Prudential Jennison Global Infrastructure Fund	5

Fees and Expenses (continued)

Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Global Infrastructure Fund		Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,134.40	1.50%	$7.94
	Hypothetical	$1,000.00	$1,017.36	1.50%	$7.50

Class C	Actual	$1,000.00	$1,129.50	2.25%	$11.88
	Hypothetical	$1,000.00	$1,013.64	2.25%	$11.23

Class Z	Actual	$1,000.00	$1,134.80	1.25%	$6.62
	Hypothetical	$1,000.00	$1,018.60	1.25%	$6.26

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2014, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2014 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

6	Visit our website at www.prudentialfunds.com

The Fund’s annualized expense ratios for the period ended April 30, 2014, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	3.15%	1.50%
C	4.10	2.25
Z	3.04	1.25

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Jennison Global Infrastructure Fund	7

Portfolio of Investments

as of April 30, 2014 (Unaudited)

Shares	Description	Value (Note 1)
LONG-TERM INVESTMENTS 97.0%

COMMON STOCKS 97.0%

Australia 3.2%
81,491	Asciano Ltd.	$411,233
54,608	Aurizon Holdings Ltd.	263,659
25,570	Transurban Group	170,365

		845,257

Bermuda 0.7%
3,156	Teekay Corp.	177,083

Brazil 0.5%
19,792	Alupar Investimento SA, UTS	140,246

Canada 6.3%
5,882	AltaGas Ltd.	250,618
3,056	Canadian Pacific Railway Ltd.	477,171
8,316	Enbridge, Inc.	401,580
14,731	Secure Energy Services, Inc.	264,232
20,109	Veresen, Inc.	297,401

		1,691,002

China 6.2%
444,581	Beijing Enterprises Water Group Ltd.	282,553
429,700	China Longyuan Power Group Corp. (Class H Stock)	442,590
1,328,744	Huadian Fuxin Energy Corp. Ltd. (Class H Stock)	621,326
131,310	Jiangsu Expressway Co. Ltd. (Class H Stock)	147,935
351,926	Shenzhen Expressway Co. Ltd. (Class H Stock)	160,576

		1,654,980

France 6.0%
58,714	Groupe Eurotunnel SA	788,224
17,300	Suez Environnement Co.	339,936
17,249	Veolia Environnement SA	321,795
1,910	Vinci SA	144,217

		1,594,172

Germany 2.1%
4,792	Fraport AG Frankfurt Airport Services Worldwide	354,402
1,575	Siemens AG, ADR	207,632

		562,034

See Notes to Financial Statements.

Prudential Jennison Global Infrastructure Fund	9

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Italy 5.9%
33,523	Atlantia SpA	$873,238
72,870	Enel SpA	412,730
232,203	Telecom Italia SpA*	298,387

		1,584,355

Japan 3.1%
3,932	East Japan Railway Co.	286,900
240	Nippon Prologis REIT, Inc., REIT	508,266
10	Nippon Prologis REIT, Inc., REIT, 144A	21,178

		816,344

Mexico 1.2%
21,959	Promotora y Operadora de Infraestructura SAB de CV*	306,656

New Zealand 1.9%
65,426	Auckland International Airport Ltd.	224,080
193,534	Meridian Energy Ltd.	205,268
71,425	Meridian Energy Ltd., 144A	75,755

		505,103

Portugal 1.0%
55,437	EDP - Energias de Portugal SA	269,294
2,143	EDP - Energias de Portugal SA, 144A	10,410

		279,704

South Korea 1.8%
24,903	Korea Electric Power Corp., ADR	476,644

Spain 4.1%
27,104	Abertis Infraestructuras SA	610,098
21,465	Ferrovial SA	477,131

		1,087,229

Switzerland 1.3%
547	Flughafen Zuerich AG	345,092

United Kingdom 4.1%
40,079	Drax Group PLC	448,643
6,721	Liberty Global PLC (Class C Stock)*	258,288

See Notes to Financial Statements.

10

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

United Kingdom (cont’d.)
3,364	National Grid PLC, ADR	$239,046
4,018	Vodafone Group PLC, ADR	152,523

		1,098,500

United States 47.6%
3,299	American Tower Corp., REIT	275,533
5,243	American Water Works Co., Inc.	238,714
11,469	Calpine Corp.*	262,984
2,125	Charter Communications, Inc. (Class A Stock)*	288,001
13,021	Cheniere Energy Partners LP Holdings LLC	286,462
18,154	Cheniere Energy, Inc.*	1,024,793
3,891	Dominion Resources, Inc.	282,253
7,417	Edison International	419,506
10,517	Energy Transfer Equity LP, MLP	489,987
6,684	EnLink Midstream LLC	236,146
6,070	EQT Midstream Partners LP, MLP	467,572
2,632	Genesee & Wyoming, Inc. (Class A Stock)*	260,594
8,177	ITC Holdings Corp.	302,304
2,827	Kirby Corp.*	284,453
9,486	MPLX LP, MLP	513,477
2,683	NextEra Energy, Inc.	267,898
6,869	NiSource, Inc.	249,482
8,798	NRG Energy, Inc.	287,871
11,671	NRG Yield, Inc. (Class A Stock)	499,986
8,903	ONEOK, Inc.	562,848
9,179	Phillips 66 Partners LP, MLP	492,178
12,295	Plains GP Holdings LP, MLP (Class A Stock)	338,973
2,013	Rockwell Automation, Inc.	239,909
5,493	SBA Communications Corp. (Class A Stock)*	493,052
8,483	SemGroup Corp. (Class A Stock)	541,894
4,040	Sempra Energy	398,384
3,661	SolarCity Corp.*	194,948
12,466	SunEdison, Inc.*	239,721
9,528	Targa Resources Corp.	1,028,929
1,886	Union Pacific Corp.	359,151
5,010	Verizon Communications, Inc.	234,111
5,937	Western Gas Equity Partners LP	290,497
8,291	Williams Cos., Inc. (The)	349,631

		12,702,242

	TOTAL COMMON STOCKS (cost $24,101,039)	25,866,643

See Notes to Financial Statements.

Prudential Jennison Global Infrastructure Fund	11

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Units	Description	Value (Note 1)
RIGHTS*

Australia
5,947	Transurban Group, expiring 05/23/14 (cost $0)	$2,331

	TOTAL LONG-TERM INVESTMENTS (cost $24,101,039)	25,868,974

Shares
SHORT-TERM INVESTMENT 2.1%

AFFILIATED MONEY MARKET MUTUAL FUND
555,600	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $555,600)(a)	555,600

	TOTAL INVESTMENTS 99.1% (cost $24,656,639; Note 5)	26,424,574
	Other assets in excess of liabilities 0.9%	245,071

	NET ASSETS 100.0%	$26,669,645

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

MLP—Master Limited Partnership

REIT—Real Estate Investment Trust

UTS—Units

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

See Notes to Financial Statements.

12

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$674,892	$170,365
Bermuda	177,083	—	—
Brazil	140,246	—	—
Canada	1,691,002	—	—
China	—	1,654,980	—
France	—	1,594,172	—
Germany	207,632	354,402	—
Italy	—	1,584,355	—
Japan	—	816,344	—
Mexico	306,656	—	—
New Zealand	205,268	299,835	—
Portugal	—	279,704	—
South Korea	476,644	—	—
Spain	—	1,087,229	—
Switzerland	—	345,092	—
United Kingdom	649,857	448,643	—
United States	12,702,242	—	—
Rights
Australia	—	—	2,331
Affiliated Money Market Mutual Fund	555,600	—	—

Total	$17,112,230	$9,139,648	$172,696

See Notes to Financial Statements.

Prudential Jennison Global Infrastructure Fund	13

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2014 was as follows:

Oil, Gas & Consumable Fuels	29.0%
Transportation Infrastructure	13.7
Electric Utilities	10.4
Independent Power & Renewable Electricity Producers	8.9
Road & Rail	7.8
Multi-Utilities	6.9
Construction & Engineering	3.5
Real Estate Investment Trusts (REITs)	3.0
Wireless Telecommunication Services	2.4
Affiliated Money Market Mutual Fund	2.1
Diversified Telecommunication Services	2.0%
Media	2.0
Water Utilities	2.0
Electrical Equipment	1.6
Marine	1.1
Energy Equipment & Services	1.0
Semiconductors & Semiconductor Equipment	0.9
Industrial Conglomerates	0.8

99.1
Other assets in excess of liabilities	0.9

100.0%

The Fund invested in various derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk.

The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$2,331	—	$—

See Notes to Financial Statements.

14

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2014 are as follows:

For the six months ended April 30, 2014, the Fund did not recognize any realized gain or (loss) on derivatives recognized in income.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)
Equity contracts	$2,331

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

Prudential Jennison Global Infrastructure Fund	15

Statement of Assets & Liabilities

as of April 30, 2014 (Unaudited)

Assets
Investments at value:
Unaffiliated investments (cost $24,101,039)	$25,868,974
Affiliated investments (cost $555,600)	555,600
Receivable for Fund shares sold	346,695
Dividends and interest receivable	55,716
Tax reclaim receivable	3,091
Prepaid expenses	225

Total assets	26,830,301

Liabilities
Payable for Fund shares reacquired	94,794
Accrued expenses	61,708
Management fee payable	3,330
Distribution fee payable	589
Affiliated transfer agent fee payable	235

Total liabilities	160,656

Net Assets	$26,669,645

Net assets were comprised of:
Common stock, at par value	$22,774
Paid-in capital in excess of par	24,889,656

24,912,430
Undistributed net investment income	74,943
Accumulated net realized loss on investment and foreign currency transactions	(85,795)
Net unrealized appreciation on investments and foreign currencies	1,768,067

Net assets, April 30, 2014	$26,669,645

See Notes to Financial Statements.

16

Class A:
Net asset value and redemption price per share ($1,670,550 ÷ 142,598 shares of common stock issued and outstanding)	$11.72
Maximum sales charge (5.50% of offering price)	0.68

Maximum offering price to public	$12.40

Class C:
Net asset value, offering price and redemption price per share
($439,680 ÷ 37,579 shares of common stock issued and outstanding)	$11.70

Class Z:
Net asset value, offering price and redemption price per share
($24,559,415 ÷ 2,097,184 shares of common stock issued and outstanding)	$11.71

See Notes to Financial Statements.

Prudential Jennison Global Infrastructure Fund	17

Statement of Operations

Six Months Ended April 30, 2014 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $14,292)	$294,153
Affiliated dividend income	498
Interest income	42

Total income	294,693

Expenses
Management fee	67,280
Distribution fee—Class A	826
Distribution fee—Class C	908
Custodian’s fees and expenses	39,000
Registration fees	29,000
Reports to shareholders	25,000
Legal fees and expenses	13,000
Audit fee	12,000
Transfer agent’s fees and expenses (including affiliated expense of $400)	7,000
Directors’ fees	6,000
Miscellaneous	5,640

Total expenses	205,654
Less: Expense reimbursement	(119,820)
Less: Distribution fee waiver—Class A	(138)

Net expenses	85,696

Net investment income	208,997

Realized And Unrealized Gain (Loss) On Investments And Foreign Currencies
Net realized loss on:
Investment transactions	(77,063)
Foreign currency transactions	(7,201)

(84,264)

Net change in unrealized appreciation (depreciation) on:
Investments	1,562,009
Foreign currencies	162

1,562,171

Net gain on investment transactions and foreign currencies	1,477,907

Net Increase In Net Assets Resulting From Operations	$1,686,904

See Notes to Financial Statements.

18

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2014	September 25, 2013* through October 31, 2013
Increase (Decrease) In Net Assets
Operations
Net investment income	$208,997	$2,939
Net realized gain (loss) on investment and foreign currency transactions	(84,264)	2,587
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	1,562,171	205,896

Net increase in net assets resulting from operations	1,686,904	211,422

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(5,333)	—
Class C	(923)	—
Class Z	(132,096)	—

	(138,352)	—

Distributions from net realized gains
Class A	(188)	—
Class C	(45)	—
Class Z	(5,357)	—

	(5,590)	—

Fund share transactions (Note 6)
Net proceeds from shares sold	19,710,535	5,097,070
Net asset value of shares issued in reinvestment of dividends and distributions	141,319	—
Cost of shares reacquired	(33,638)	(25)

Net increase in net assets from Fund share transactions	19,818,216	5,097,045

Total increase	21,361,178	5,308,467

Net Assets:
Beginning of period	5,308,467	—

End of period(a)	$26,669,645	$5,308,467

(a) Includes undistributed net investment income of:	$74,943	$4,298

*	Commencement of operations.

See Notes to Financial Statements.

Prudential Jennison Global Infrastructure Fund	19

Notes to Financial Statements

(Unaudited)

Prudential World Fund, Inc. (the “Fund”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”) and currently consists of six series: Prudential International Equity Fund, Prudential Jennison Global Infrastructure Fund (the “Series”), Prudential International Value Fund, Prudential Jennison Global Opportunities Fund, Prudential Jennison International Opportunities Fund and Prudential Emerging Markets Debt Local Currency Fund. These financial statements relate to the Prudential Jennison Global Infrastructure Fund. The financial statements of the other series are not presented herein.

The investment objective of the Series is to achieve total return.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements.

Security Valuation: The Series holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of

20

trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange- traded common stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the

Prudential Jennison Global Infrastructure Fund	21

Notes to Financial Statements

(Unaudited) continued

event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the fiscal period, the Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the fiscal period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions,

22

and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Lending: The Series may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the Series securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities using the collateral in the open market. The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Series also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Warrants and Rights: The Series may hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Series until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis.

Prudential Jennison Global Infrastructure Fund	23

Notes to Financial Statements

(Unaudited) continued

Expenses are recorded on the accrual basis, which may require the use of certain estimates by management, that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

The Fund invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the year is estimated to be dividend income, capital gain or return of capital and is recorded accordingly. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

Dividends and Distributions: The Series expects to pay dividends from net investment income quarterly and distributions from net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement for the Series with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises

24

the subadvisor’s performance of such services. PI entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Series. In connection therewith, Jennison is obligated to keep certain books and records of the Series. PI pays for the services of Jennison, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of 1.00% of the average daily net assets of the Series.

PI has contractually agreed, to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, acquired fund fees and expenses, extraordinary and certain other expenses, including taxes, interest and brokerage commissions) of each class of shares to 1.25% of the Fund’s average daily net assets.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, C, and Z shares of the Series. The Series compensates PIMS for distributing and servicing the Fund’s Class A and C shares, pursuant to plans of distribution (the “Distribution Plans”) regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30% and 1% of the average daily net assets of the Class A and C shares, respectively. For the six months ended April 30, 2014, PIMS contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares.

PIMS has advised the Series that it has received $13,011 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2014. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended April 30, 2014 it has received $43 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders.

PI, Jennison and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Prudential Jennison Global Infrastructure Fund	25

Notes to Financial Statements

(Unaudited) continued

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a series of the Prudential Investment Portfolios 2, registered under the 1940 Act, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended April 30, 2014 aggregated $21,226,525 and $2,212,595, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of April 30, 2014 were as follows:

Tax Basis	$24,657,563

Appreciation	2,145,010
Depreciation	(377,999)

Net Unrealized Appreciation	$1,767,011

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales, investment in passive foreign investment company and other cost basis differences between financial and tax reporting.

Management has analyzed the Series’ tax positions and has concluded that as of April 30, 2014, no provision for income tax is required in the Fund’s financial statements for the current reporting period.

26

Note 6. Capital

The Series offers Class A, C, and Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. The Class A CDSC is waived for purchases by certain retirement and/or benefit plans. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of common stock.

There are 900 million authorized shares of common stock at $.01 par value per share, designated Class A, Class C, and Class Z, each of which consists of 400 million, 100 million, and 400 million authorized shares, respectively. As of April 30, 2014, PI owned 1,009, 1,005 and 505,889 Class A, C and Z shares of the Series, respectively.

Class A	Shares	Amount
Six months ended April 30, 2014:
Shares sold	141,952	$1,603,474
Shares issued in reinvestment of dividends and distributions	268	2,986
Shares reacquired	(1,685)	(19,301)

Net increase (decrease) in shares outstanding	140,535	$1,587,159

Period* ended October 31, 2013:
Shares sold	2,064	$20,615
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	2,064	$20,615

Class C
Six months ended April 30, 2014:
Shares sold	34,073	$382,279
Shares issued in reinvestment of dividends and distributions	78	879
Shares reacquired	(382)	(4,379)

Net increase (decrease) in shares outstanding	33,769	$378,779

Period* ended October 31, 2013:
Shares sold	3,810	$39,025
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	3,810	$39,025

Prudential Jennison Global Infrastructure Fund	27

Notes to Financial Statements

(Unaudited) continued

Class Z	Shares	Amount
Six months ended April 30, 2014:
Shares sold	1,582,090	$17,724,782
Shares issued in reinvestment of dividends and distributions	12,296	137,454
Shares reacquired	(871)	(9,958)

Net increase (decrease) in shares outstanding	1,593,515	$17,852,278

Period* ended October 31, 2013:
Shares sold	503,671	$5,037,430
Shares reacquired	(2)	(25)

Net increase (decrease) in shares outstanding	503,669	$5,037,405

*	Commencement of operations was September 25, 2013.

Note 7. Borrowing

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 5, 2013 through November 4, 2014. The Funds pay an annualized commitment fee of ..08% of the unused portion of the SCA. Prior to November 5, 2013, the Funds had another SCA with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Series did not utilize the SCA during the six months ended April 30, 2014.

28

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended April 30, 2014(c)		September 25, 2013(b) through October 31, 2013(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.42		$10.00
Income (loss) from investment operations:
Net investment income	.15		-	(g)
Net realized and unrealized gain on investments	1.24		.42
Total from investment operations	1.39		.42
Less Dividends and Distributions:
Dividends from net investment income	(.08)		-
Distributions from net realized gains	(.01)		-
Total dividends and distributions	(.09)		-
Net asset value, end of period	$11.72		$10.42
Total Return(a):	13.44%		4.20%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,671		$21
Average net assets (000)	$555		$17
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.50%	(e)	1.50%	(e)
Expenses before waivers and/or expense reimbursement	3.15%	(e)	25.87%	(e)
Net investment income	2.72%	(e)	.28%	(e)
Portfolio turnover rate	16%	(f)	10%	(f)

(a) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Commencement of operations.

(c) Calculated based on the average shares outstanding during the period.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not Annualized.

(g) Less than $.005.

See Notes to Financial Statements.

Prudential Jennison Global Infrastructure Fund	29

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended April 30, 2014(c)		September 25, 2013(b) through October 31, 2013(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.41		$10.00
Income (loss) from investment operations:
Net investment income	.10		.01
Net realized and unrealized gain on investments	1.24		.40
Total from investment operations	1.34		.41
Less Dividends and Distributions:
Dividends from net investment income	(.04)		-
Distributions from net realized gains	(.01)		-
Total dividends and distributions	(.05)		-
Net asset value, end of period	$11.70		$10.41
Total Return(a):	12.95%		4.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$440		$40
Average net assets (000)	$183		$17
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	2.25%	(e)	2.25%	(e)
Expenses before waivers and/or expense reimbursement	4.10%	(e)	38.05%	(e)
Net investment income	1.83%	(e)	.52%	(e)
Portfolio turnover rate	16%	(f)	10%	(f)

(a) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Commencement of operations.

(c) Calculated based on the average shares outstanding during the period.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not Annualized.

See Notes to Financial Statements.

30

Class Z Shares
	Six Months Ended April 30, 2014(c)		September 25, 2013(b) through October 31, 2013(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.42		$10.00
Income (loss) from investment operations:
Net investment income	.18		.01
Net realized and unrealized gain on investments	1.22		.41
Total from investment operations	1.40		.42
Less Dividends and Distributions:
Dividends from net investment income	(.10)		-
Distributions from net realized gains	(.01)		-
Total dividends and distributions	(.11)		-
Net asset value, end of period	$11.71		$10.42
Total Return(a):	13.48%		4.20%

Ratios/Supplemental Data:
Net assets, end of period (000)	$24,559		$5,247
Average net assets (000)	$12,829		$5,113
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.25%	(e)	1.25%	(e)
Expenses before waivers and/or expense reimbursement	3.04%	(e)	22.65%	(e)
Net investment income	3.14%	(e)	.56%	(e)
Portfolio turnover rate	16%	(f)	10%	(f)

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Commencement of operations.

(c) Calculated based on the average shares outstanding during the period.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not Annualized.

See Notes to Financial Statements.

Prudential Jennison Global Infrastructure Fund	31

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer and Chief Compliance Officer • Deborah A. Docs, Secretary • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Jennison Global Infrastructure Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON GLOBAL INFRASTRUCTURE FUND

SHARE CLASS	A	C	Z
NASDAQ	PGJAX	PGJCX	PGJZX
CUSIP	743969792	743969784	743969776

MF217E2    0263050-00001-00

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential World Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	June 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 19, 2014

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	June 19, 2014